UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments

Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

February 28, 2015

1.855576.107

HUN-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 1.0%
Ford Motor Co.	1,196,564	$ 19,551,856
General Motors Co.	419,601	15,655,313
		35,207,169
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	302,571	29,924,272
Starbucks Corp.	232,648	21,749,098
		51,673,370
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	118,038	44,873,326
Media - 3.9%
Comcast Corp. Class A	800,975	47,561,896
The Walt Disney Co.	485,024	50,481,298
Time Warner, Inc.	260,687	21,339,838
Twenty-First Century Fox, Inc. Class A	576,494	20,177,290
		139,560,322
Multiline Retail - 0.4%
Target Corp.	198,033	15,214,875
Specialty Retail - 1.9%
Home Depot, Inc.	409,715	47,014,796
Lowe's Companies, Inc.	302,479	22,410,669
		69,425,465
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	216,954	21,070,572
TOTAL CONSUMER DISCRETIONARY		377,025,099
CONSUMER STAPLES - 11.3%
Beverages - 2.8%
PepsiCo, Inc.	465,297	46,055,097
The Coca-Cola Co.	1,225,606	53,068,740
		99,123,837
Food & Staples Retailing - 3.4%
Costco Wholesale Corp.	136,101	20,001,403
CVS Health Corp.	356,412	37,020,514
Wal-Mart Stores, Inc.	491,027	41,211,896
Walgreens Boots Alliance, Inc.	271,064	22,519,997
		120,753,810
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.5%
Mondelez International, Inc.	522,291	$ 19,290,818
Household Products - 2.5%
Colgate-Palmolive Co.	266,354	18,863,190
Procter & Gamble Co.	840,094	71,517,202
		90,380,392
Tobacco - 2.1%
Altria Group, Inc.	614,488	34,589,530
Philip Morris International, Inc.	483,053	40,074,077
		74,663,607
TOTAL CONSUMER STAPLES		404,212,464
ENERGY - 8.5%
Energy Equipment & Services - 1.5%
Halliburton Co.	263,477	11,313,702
National Oilwell Varco, Inc.	133,866	7,275,617
Schlumberger Ltd.	400,067	33,669,639
		52,258,958
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	157,456	13,262,519
Apache Corp.	117,049	7,706,506
Chevron Corp.	587,736	62,699,676
ConocoPhillips Co.	382,693	24,951,584
Devon Energy Corp.	119,559	7,363,639
Exxon Mobil Corp.	1,316,522	116,564,858
Occidental Petroleum Corp.	241,082	18,775,466
		251,324,248
TOTAL ENERGY		303,583,206
FINANCIALS - 14.6%
Banks - 7.8%
Bank of America Corp.	3,269,583	51,692,107
Citigroup, Inc.	941,873	49,372,983
JPMorgan Chase & Co.	1,162,209	71,220,168
U.S. Bancorp	556,323	24,817,569
Wells Fargo & Co.	1,467,686	80,414,516
		277,517,343
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 1.5%
Bank of New York Mellon Corp.	349,985	$ 13,698,413
Goldman Sachs Group, Inc.	125,933	23,900,824
Morgan Stanley	474,677	16,988,690
		54,587,927
Consumer Finance - 1.0%
American Express Co.	276,647	22,571,629
Capital One Financial Corp.	172,852	13,605,181
		36,176,810
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	566,944	83,573,215
Insurance - 1.4%
Allstate Corp.	130,402	9,206,381
American International Group, Inc.	435,235	24,081,553
MetLife, Inc.	353,197	17,953,004
		51,240,938
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	96,623	18,393,154
TOTAL FINANCIALS		521,489,387
HEALTH CARE - 14.3%
Biotechnology - 3.2%
Amgen, Inc.	236,494	37,299,834
Biogen Idec, Inc. (a)	73,421	30,072,507
Gilead Sciences, Inc. (a)	469,046	48,560,332
		115,932,673
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	468,153	22,176,408
Baxter International, Inc.	168,502	11,651,913
Medtronic PLC	440,603	34,186,387
		68,014,708
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	298,401	33,907,306
Pharmaceuticals - 8.2%
AbbVie, Inc.	495,349	29,968,615
Bristol-Myers Squibb Co.	515,716	31,417,419
Eli Lilly & Co.	304,627	21,375,677
Johnson & Johnson	870,248	89,209,122
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	886,341	$ 51,886,402
Pfizer, Inc.	1,958,885	67,228,933
		291,086,168
TOTAL HEALTH CARE		508,940,855
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.6%
General Dynamics Corp.	97,878	13,583,509
Honeywell International, Inc.	243,377	25,014,288
Lockheed Martin Corp.	83,488	16,701,774
Raytheon Co.	95,872	10,427,997
The Boeing Co.	206,136	31,095,616
United Technologies Corp.	263,596	32,134,988
		128,958,172
Air Freight & Logistics - 1.0%
FedEx Corp.	81,897	14,494,131
United Parcel Service, Inc. Class B	216,706	22,045,501
		36,539,632
Electrical Equipment - 0.4%
Emerson Electric Co.	215,652	12,490,564
Industrial Conglomerates - 3.2%
3M Co.	199,232	33,600,477
General Electric Co.	3,122,135	81,144,289
		114,744,766
Machinery - 0.5%
Caterpillar, Inc.	188,220	15,603,438
Road & Rail - 1.2%
Norfolk Southern Corp.	96,206	10,501,847
Union Pacific Corp.	276,422	33,242,510
		43,744,357
TOTAL INDUSTRIALS		352,080,929
INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,589,823	46,915,677
QUALCOMM, Inc.	516,906	37,480,854
		84,396,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.8%
eBay, Inc. (a)	351,491	$ 20,354,844
Facebook, Inc. Class A (a)	650,060	51,335,238
Google, Inc.:
Class A (a)	88,621	49,860,833
Class C (a)	88,539	49,440,178
		170,991,093
IT Services - 3.7%
Accenture PLC Class A	195,092	17,564,133
IBM Corp.	286,149	46,338,969
MasterCard, Inc. Class A	304,661	27,459,096
Visa, Inc. Class A	151,851	41,198,695
		132,560,893
Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.	1,503,210	49,981,733
Texas Instruments, Inc.	328,406	19,310,273
		69,292,006
Software - 4.4%
Microsoft Corp.	2,562,717	112,375,140
Oracle Corp.	1,005,721	44,070,694
		156,445,834
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	1,823,389	234,232,549
EMC Corp.	632,657	18,309,094
Hewlett-Packard Co.	580,228	20,215,144
		272,756,787
TOTAL INFORMATION TECHNOLOGY		886,443,144
MATERIALS - 1.8%
Chemicals - 1.6%
E.I. du Pont de Nemours & Co.	281,661	21,927,309
Monsanto Co.	150,499	18,124,595
The Dow Chemical Co.	344,432	16,959,832
		57,011,736
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	323,064	6,987,874
TOTAL MATERIALS		63,999,610
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	1,612,647	$ 55,733,080
Verizon Communications, Inc.	1,290,156	63,798,214
		119,531,294
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	267,209	9,063,729
Southern Co.	279,753	12,809,890
		21,873,619
TOTAL COMMON STOCKS (Cost $3,136,195,205)		3,559,179,607
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (c) (Cost $1,999,988)	$ 2,000,000	1,999,998
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $7,124,973)	7,124,973	7,124,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,145,320,166)		3,568,304,578
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,035,096
NET ASSETS - 100%		$ 3,569,339,674
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
44 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 4,626,160	$ 58,684
11 CME S&P 500 Index Contracts (United States)	March 2015	5,782,700	(4,451)
TOTAL EQUITY INDEX CONTRACTS		$ 10,408,860	$ 54,233

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $847,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,409
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 377,025,099	$ 377,025,099	$ -	$ -
Consumer Staples	404,212,464	404,212,464	-	-
Energy	303,583,206	303,583,206	-	-
Financials	521,489,387	521,489,387	-	-
Health Care	508,940,855	508,940,855	-	-
Industrials	352,080,929	352,080,929	-	-
Information Technology	886,443,144	886,443,144	-	-
Materials	63,999,610	63,999,610	-	-
Telecommunication Services	119,531,294	119,531,294	-	-
Utilities	21,873,619	21,873,619	-	-
U.S. Government and Government Agency Obligations	1,999,998	-	1,999,998	-
Money Market Funds	7,124,973	7,124,973	-	-
Total Investments in Securities:	$ 3,568,304,578	$ 3,566,304,580	$ 1,999,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 58,684	$ 58,684	$ -	$ -
Liabilities
Futures Contracts	$ (4,451)	$ (4,451)	$ -	$ -
Total Derivative Instruments:	$ 54,233	$ 54,233	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $3,161,972,558. Net unrealized appreciation aggregated $406,332,020, of which $775,460,721 related to appreciated investment securities and $369,128,701 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Investments February 28, 2015 (Unaudited) Investments February 28, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity® Nasdaq Composite
Index® Fund

February 28, 2015

1.814098.110

EIF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.3%
China Automotive Systems, Inc.	9,677	$ 68,126
China XD Plastics Co. Ltd. (a)	13,378	56,857
Dorman Products, Inc. (a)(d)	8,511	375,420
Federal-Mogul Corp. Class A (a)(d)	31,555	412,424
Fox Factory Holding Corp. (a)	9,753	145,320
Fuel Systems Solutions, Inc. (a)(d)	2,518	27,295
Gentex Corp. (d)	62,383	1,099,188
Gentherm, Inc. (a)	7,661	355,853
Jason Industries, Inc. (a)(d)	6,627	47,383
Motorcar Parts of America, Inc. (a)	3,890	102,113
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,441	7,567
Remy International, Inc.	7,228	165,304
Shiloh Industries, Inc. (a)	4,100	50,881
SORL Auto Parts, Inc. (a)	1,464	4,699
Spartan Motors, Inc.	9,513	47,375
Strattec Security Corp.	574	39,038
Sypris Solutions, Inc.	1,434	3,585
The Goodyear Tire & Rubber Co.	58,629	1,567,153
		4,575,581
Automobiles - 0.3%
Kandi Technolgies, Inc. (a)	9,853	136,366
Tesla Motors, Inc. (a)(d)	26,960	5,482,046
		5,618,412
Distributors - 0.2%
Core-Mark Holding Co., Inc. (d)	6,154	432,749
LKQ Corp. (a)	64,272	1,579,484
Pool Corp. (d)	9,288	642,451
VOXX International Corp. (a)(d)	5,545	47,687
Weyco Group, Inc.	2,986	80,443
		2,782,814
Diversified Consumer Services - 0.2%
2U, Inc. (d)	9,304	171,938
American Public Education, Inc. (a)	3,355	108,702
Apollo Education Group, Inc. Class A (non-vtg.) (a)(d)	22,560	623,784
Ascent Capital Group, Inc. (a)(d)	3,055	134,328
ATA, Inc. ADR	2,232	9,040
Cambium Learning Group, Inc. (a)	3,505	9,358
Capella Education Co.	2,667	172,875
Career Education Corp. (a)	13,397	71,540
Collectors Universe, Inc.	1,211	27,574
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Grand Canyon Education, Inc. (a)	11,308	$ 518,585
Houghton Mifflin Harcourt Co. (a)(d)	30,268	598,701
Learning Tree International, Inc. (a)	1,097	1,854
Liberty Tax, Inc. (a)(d)	2,338	66,446
Lincoln Educational Services Corp. (d)	1,850	5,402
National American University Holdings, Inc.	1,829	5,944
Steiner Leisure Ltd. (a)	3,513	162,020
Strayer Education, Inc. (a)(d)	2,141	130,323
Tarena International, Inc. ADR	5,406	61,628
		2,880,042
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc. (a)	1,175	2,902
BJ's Restaurants, Inc. (a)(d)	5,755	300,526
Bloomin' Brands, Inc.	27,000	695,520
Bob Evans Farms, Inc.	5,022	294,189
Bravo Brio Restaurant Group, Inc. (a)	5,313	69,228
Buffalo Wild Wings, Inc. (a)(d)	4,001	764,671
Caesars Acquisition Co. (a)(d)	30,392	224,597
Caesars Entertainment Corp. (a)(d)	31,551	334,441
Carrols Restaurant Group, Inc. (a)	6,966	54,683
Century Casinos, Inc. (a)	4,746	26,720
China Lodging Group Ltd. ADR (a)	7,826	165,911
Churchill Downs, Inc.	4,180	459,131
Chuy's Holdings, Inc. (a)(d)	3,947	88,689
Cracker Barrel Old Country Store, Inc. (d)	4,925	743,823
Dave & Buster's Entertainment, Inc. (d)	8,952	279,302
Del Frisco's Restaurant Group, Inc. (a)	4,559	91,590
Denny's Corp. (a)	18,277	210,368
Diversified Restaurant Holdings, Inc. (a)	7,360	35,328
Dunkin' Brands Group, Inc.	22,480	1,053,413
El Pollo Loco Holdings, Inc. (a)(d)	7,980	196,228
Eldorado Resorts, Inc. (a)	10,667	49,068
Empire Resorts, Inc. (a)(d)	11,032	59,242
Famous Dave's of America, Inc. (a)(d)	1,737	53,361
Fiesta Restaurant Group, Inc. (a)(d)	5,786	376,148
Gaming Partners International Corp. (a)	597	5,015
Habit Restaurants, Inc. Class A (d)	1,736	57,010
Homeinns Hotel Group ADR (a)	7,781	207,831
Iao Kun Group Hldng Co. Ltd. (d)	7,974	11,403
Icahn Enterprises LP	25,894	2,529,067
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)	5,115	$ 36,470
International Speedway Corp. Class A (d)	8,398	260,590
Interval Leisure Group, Inc. (d)	13,763	371,601
Isle of Capri Casinos, Inc. (a)	8,525	106,307
Jack in the Box, Inc.	8,061	779,418
Jamba, Inc. (a)(d)	2,758	41,756
Kona Grill, Inc. (a)	2,496	61,052
Lakes Entertainment, Inc. (a)	1,173	9,971
Marriott International, Inc. Class A	61,005	5,069,516
Melco Crown Entertainment Ltd. sponsored ADR	37,832	908,725
Monarch Casino & Resort, Inc. (a)	3,992	72,654
Morgans Hotel Group Co. (a)	10,144	78,717
Nathan's Famous, Inc. (a)	1,134	92,716
Noodles & Co. (a)(d)	6,294	114,740
Norwegian Cruise Line Holdings Ltd. (a)	48,009	2,367,804
Panera Bread Co. Class A (a)	5,472	883,345
Papa John's International, Inc. (d)	8,585	530,896
Papa Murphy's Holdings, Inc. (d)	3,697	49,392
Penn National Gaming, Inc. (a)	15,685	255,509
Popeyes Louisiana Kitchen, Inc. (a)	4,915	294,949
Potbelly Corp. (a)(d)	6,263	84,175
Premier Exhibitions, Inc. (a)	3,637	1,309
Rave Restaurant Group, Inc. (a)(d)	1,342	17,473
RCI Hospitality Holdings, Inc. (a)	1,724	18,016
Red Robin Gourmet Burgers, Inc. (a)	3,012	251,412
Ruth's Hospitality Group, Inc.	8,215	125,361
Scientific Games Corp. Class A (a)(d)	17,832	240,910
Sonic Corp.	11,176	355,285
Starbucks Corp.	161,408	15,089,227
Texas Roadhouse, Inc. Class A	14,627	550,560
The Cheesecake Factory, Inc.	10,259	487,508
Town Sports International Holdings, Inc.	4,202	29,078
Tuniu Corp. Class A sponsored ADR (d)	1,323	19,964
Wendy's Co.	76,509	848,485
Wynn Resorts Ltd. (d)	21,837	3,111,773
		43,056,069
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	2,333	59,981
Cavco Industries, Inc. (a)	1,872	134,148
Dixie Group, Inc. (a)(d)	3,770	33,251
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
EveryWare Global, Inc. (a)(d)	3,960	$ 4,356
Flexsteel Industries, Inc.	1,493	44,566
Garmin Ltd.	40,918	2,030,760
GoPro, Inc. Class A (d)	5,660	237,607
Green Brick Partners, Inc. (a)(d)	1,164	9,487
Helen of Troy Ltd. (a)(d)	6,340	485,771
Hooker Furniture Corp.	2,583	47,656
iRobot Corp. (a)(d)	6,368	209,189
LGI Homes, Inc. (a)(d)	3,954	55,989
Lifetime Brands, Inc.	2,464	39,449
Nova LifeStyle, Inc. (a)(d)	3,428	9,016
SGOCO Technology Ltd. (a)	1,000	450
Skullcandy, Inc. (a)	6,790	70,684
SodaStream International Ltd. (a)(d)	4,506	80,748
Stanley Furniture Co., Inc. (a)	825	2,747
Turtle Beach Corp. (a)(d)	11,150	26,314
Universal Electronics, Inc. (a)	4,111	232,313
Zagg, Inc. (a)	6,901	53,138
		3,867,620
Internet & Catalog Retail - 4.6%
1-800-FLOWERS.com, Inc. Class A (a)	4,940	61,651
Amazon.com, Inc. (a)	99,819	37,947,191
Blue Nile, Inc. (a)(d)	2,546	76,329
CafePress, Inc. (a)	1,330	4,243
Cnova NV (a)(d)	95,009	629,910
Ctrip.com International Ltd. sponsored ADR (a)(d)	32,578	1,478,064
eLong, Inc. sponsored ADR (a)	3,254	54,342
EVINE Live, Inc. (a)	11,251	71,219
Expedia, Inc.	24,443	2,242,645
FTD Companies, Inc. (a)(d)	5,934	206,503
Gaiam, Inc. Class A (a)	3,018	19,285
Geeknet, Inc. (a)	1,797	13,010
Groupon, Inc. Class A (a)(d)	144,620	1,182,992
HSN, Inc.	11,008	743,811
JD.com, Inc. sponsored ADR (d)	118,607	3,281,856
Lands' End, Inc. (a)(d)	6,662	244,296
Liberty Interactive Corp.:
(Venture Group) Series A (a)	29,807	1,197,645
Series A (a)	102,157	3,016,696
Liberty TripAdvisor Holdings, Inc. (a)	15,780	521,213
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
MakeMyTrip Ltd. (a)(d)	8,571	$ 201,676
Netflix, Inc. (a)	12,977	6,162,907
NutriSystem, Inc. (d)	8,824	151,861
Overstock.com, Inc. (a)(d)	5,668	128,777
PetMed Express, Inc.	7,094	109,177
Priceline Group, Inc. (a)	11,263	13,937,737
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	10,160	276,250
Shutterfly, Inc. (a)(d)	7,957	382,016
TripAdvisor, Inc. (a)	28,014	2,500,250
U.S. Auto Parts Network, Inc. (a)	5,624	15,635
zulily, Inc. Class A (a)(d)	11,850	166,019
		77,025,206
Leisure Products - 0.2%
Arctic Cat, Inc.	2,495	90,968
Black Diamond, Inc. (a)(d)	7,668	55,593
Escalade, Inc.	2,740	42,470
Hasbro, Inc. (d)	26,908	1,676,772
JAKKS Pacific, Inc. (a)(d)	3,085	20,546
Johnson Outdoors, Inc. Class A	2,039	68,388
Malibu Boats, Inc. Class A (a)	4,435	89,809
Mattel, Inc. (d)	72,616	1,911,253
Smith & Wesson Holding Corp. (a)(d)	12,497	169,084
Summer Infant, Inc. (a)	1,750	4,778
		4,129,661
Media - 6.3%
AirMedia Group, Inc. ADR (a)(d)	3,030	6,484
AMC Networks, Inc. Class A (a)(d)	12,975	934,460
Beasley Broadcast Group, Inc. Class A	689	3,459
Bona Film Group Ltd. sponsored ADR (a)(d)	6,626	47,906
Carmike Cinemas, Inc. (a)	8,849	276,531
Central European Media Enterprises Ltd. Class A (a)(d)	28,477	80,590
Charter Communications, Inc. Class A (a)(d)	23,494	4,243,016
China Yida Holding Co. (a)	388	757
Cinedigm Corp. (a)	11,416	17,695
Comcast Corp.:
Class A (d)	477,677	28,364,460
Class A (special) (non-vtg.) (d)	75,840	4,470,389
Crown Media Holdings, Inc. Class A (a)	81,770	280,471
CTC Media, Inc.	34,757	146,327
Cumulus Media, Inc. Class A (a)(d)	52,345	208,857
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Daily Journal Corp. (a)(d)	324	$ 62,859
Dex Media, Inc. (a)(d)	2,971	20,054
DIRECTV (a)(d)	108,046	9,572,876
Discovery Communications, Inc.:
Class A (a)(d)	49,894	1,611,576
Class B (a)	715	23,023
Class C (non-vtg.) (a)(d)	44,135	1,346,559
DISH Network Corp. Class A (a)	47,832	3,589,313
DreamWorks Animation SKG, Inc. Class A (a)(d)	16,410	351,338
Emmis Communications Corp. Class A (a)	2,486	5,345
Global Eagle Entertainment, Inc. (a)(d)	18,192	241,954
Global Sources Ltd. (a)(d)	7,406	40,733
Hemisphere Media Group, Inc. (a)(d)	2,622	32,985
Insignia Systems, Inc. (a)	738	2,236
Liberty Broadband Corp.:
Class A (a)	5,783	299,906
Class C (a)	15,987	832,283
Liberty Global PLC:
Class A (a)	54,236	2,931,998
Class B (a)	247	12,412
Class C	140,290	7,318,929
Liberty Media Corp.:
Class A (a)	27,920	1,076,735
Class C (a)	46,087	1,778,958
Loral Space & Communications Ltd. (a)	4,489	319,303
Markit Ltd. (d)	38,738	1,032,368
MDC Partners, Inc. Class A (sub. vtg.)	10,408	270,816
Morningstar, Inc. (d)	10,121	755,533
National CineMedia, Inc.	13,450	204,978
News Corp.:
Class A (a)(d)	59,434	1,026,722
Class B (a)	63,606	1,069,853
Nexstar Broadcasting Group, Inc. Class A (d)	7,049	384,382
Radio One, Inc. Class D (non-vtg.) (a)(d)	5,190	13,546
ReachLocal, Inc. (a)(d)	4,325	12,932
Reading International, Inc. Class A (a)	4,496	58,358
Rentrak Corp. (a)(d)	2,904	158,994
RRSat Global Communications Network Ltd.	2,447	19,062
Salem Communications Corp. Class A	6,056	44,875
Scholastic Corp. (d)	9,590	354,926
SFX Entertainment, Inc. (a)(d)	19,632	93,448
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc. Class A (d)	15,146	$ 415,909
Sirius XM Holdings, Inc. (a)	1,177,333	4,579,825
Sizmek, Inc. (a)	5,635	44,517
Spanish Broadcasting System, Inc. Class A (a)	311	1,160
Starz Series A (a)(d)	22,315	741,751
The Madison Square Garden Co. Class A (a)	13,671	1,071,123
Twenty-First Century Fox, Inc.:
Class A	283,408	9,919,280
Class B	181,064	6,163,419
Value Line, Inc.	1,458	23,649
Viacom, Inc.:
Class A	17,235	1,210,242
Class B (non-vtg.)	71,014	4,966,719
VisionChina Media, Inc. ADR (a)	267	3,586
WPP PLC ADR (d)	2,835	334,955
YOU On Demand Holdings, Inc. (a)(d)	1,926	4,334
		105,534,039
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	44,376	3,535,880
Fred's, Inc. Class A	9,737	181,887
Gordmans Stores, Inc. (a)(d)	2,098	8,245
Sears Canada, Inc. (a)	23,008	228,589
Sears Holdings Corp. (a)(d)	22,768	856,077
The Bon-Ton Stores, Inc.	2,482	13,775
Tuesday Morning Corp. (a)(d)	9,755	185,150
		5,009,603
Specialty Retail - 1.8%
America's Car Mart, Inc. (a)(d)	1,684	89,597
Ascena Retail Group, Inc. (a)(d)	36,214	485,268
bebe stores, Inc.	19,126	70,384
Bed Bath & Beyond, Inc. (a)(d)	39,608	2,957,133
Big 5 Sporting Goods Corp.	4,536	57,970
Books-A-Million, Inc. (a)	1,634	4,183
Citi Trends, Inc. (a)	4,611	122,883
Conn's, Inc. (a)(d)	7,633	197,313
Destination Maternity Corp.	3,661	59,967
Destination XL Group, Inc. (a)(d)	12,438	58,707
Finish Line, Inc. Class A	11,318	277,065
Five Below, Inc. (a)(d)	11,213	355,845
Francesca's Holdings Corp. (a)	9,386	140,696
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hibbett Sports, Inc. (a)(d)	5,415	$ 264,848
Kirkland's, Inc. (a)	3,473	82,553
Mattress Firm Holding Corp. (a)(d)	7,590	462,307
Michaels Companies, Inc. (d)	43,960	1,239,672
Monro Muffler Brake, Inc.	6,808	430,538
O'Reilly Automotive, Inc. (a)(d)	21,734	4,523,497
Office Depot, Inc. (a)	116,024	1,087,145
Outerwall, Inc.	3,988	257,306
Pacific Sunwear of California, Inc. (a)(d)	15,934	44,456
Perfumania Holdings, Inc. (a)	1,858	10,182
PetSmart, Inc.	21,826	1,809,594
Rent-A-Center, Inc. (d)	11,490	317,124
Ross Stores, Inc.	45,047	4,766,423
Sears Hometown & Outlet Stores, Inc. (a)(d)	5,037	66,942
Select Comfort Corp. (a)(d)	11,060	355,026
Shoe Carnival, Inc.	5,657	138,823
Sportsman's Warehouse Holdings, Inc. (d)	9,690	71,318
Staples, Inc.	137,667	2,307,987
Stein Mart, Inc.	12,251	201,406
Tandy Leather Factory, Inc.	1,041	9,359
The Children's Place Retail Stores, Inc. (d)	4,542	258,849
Tile Shop Holdings, Inc. (a)(d)	11,523	127,214
Tractor Supply Co. (d)	29,133	2,567,200
Trans World Entertainment Corp.	6,821	25,852
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,831	1,946,852
Urban Outfitters, Inc. (a)(d)	28,857	1,124,269
West Marine, Inc. (a)	5,670	63,788
Winmark Corp.	1,033	84,809
Zumiez, Inc. (a)(d)	6,822	264,830
		29,787,180
Textiles, Apparel & Luxury Goods - 0.4%
Charles & Colvard Ltd. (a)	4,097	6,146
Cherokee, Inc.	1,470	26,828
Columbia Sportswear Co.	15,734	879,373
Crocs, Inc. (a)(d)	17,654	196,842
Crown Crafts, Inc.	1,184	9,827
Exceed Co. Ltd. (a)	1,935	3,019
Fossil Group, Inc. (a)	10,842	932,520
G-III Apparel Group Ltd. (a)(d)	4,866	512,049
Iconix Brand Group, Inc. (a)(d)	11,074	373,969
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Joe's Jeans, Inc. (a)	4,434	$ 754
Kingold Jewelry, Inc. (d)	5,932	7,178
lululemon athletica, Inc. (a)(d)	28,401	1,943,764
Perry Ellis International, Inc. (a)(d)	2,652	62,587
Rocky Brands, Inc.	3,039	60,415
Sequential Brands Group, Inc. (a)(d)	7,968	80,716
Steven Madden Ltd. (a)(d)	13,957	509,570
Superior Uniform Group, Inc.	2,944	54,022
Vera Bradley, Inc. (a)(d)	9,250	184,908
		5,844,487
TOTAL CONSUMER DISCRETIONARY		290,110,714
CONSUMER STAPLES - 4.9%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	2,014	210,241
Craft Brew Alliance, Inc. (a)	3,377	42,213
MGP Ingredients, Inc.	4,238	66,070
Monster Beverage Corp. (a)	36,091	5,093,162
National Beverage Corp. (a)	12,407	278,041
Primo Water Corp. (a)	3,793	15,475
		5,705,202
Food & Staples Retailing - 2.6%
Andersons, Inc.	6,327	280,096
Casey's General Stores, Inc. (d)	8,444	740,961
Chefs' Warehouse Holdings (a)(d)	5,027	101,847
China Jo-Jo Drugstores, Inc. (a)	1,100	3,289
Costco Wholesale Corp.	94,116	13,831,287
Fairway Group Holdings Corp. (a)(d)	10,070	56,090
Fresh Market, Inc. (a)(d)	10,616	404,045
G Willi-Food International Ltd. (a)	4,242	26,385
Ingles Markets, Inc. Class A (d)	2,475	107,019
Pantry, Inc. (a)	4,958	181,959
PriceSmart, Inc. (d)	6,553	520,570
SpartanNash Co.	9,616	255,305
Sprouts Farmers Market LLC (a)(d)	31,995	1,177,736
United Natural Foods, Inc. (a)(d)	10,404	863,948
Village Super Market, Inc. Class A	2,362	65,262
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	234,961	$ 19,520,560
Whole Foods Market, Inc. (d)	77,335	4,368,654
		42,505,013
Food Products - 2.0%
Alico, Inc.	1,764	80,562
Boulder Brands, Inc. (a)(d)	14,260	147,021
Bridgford Foods Corp. (a)	433	3,369
Cal-Maine Foods, Inc. (d)	9,562	359,818
Calavo Growers, Inc.	3,048	127,864
Diamond Foods, Inc. (a)	6,064	163,425
Farmer Brothers Co. (a)	3,793	91,904
Freshpet, Inc. (d)	8,946	164,875
Inventure Foods, Inc. (a)	3,723	37,565
J&J Snack Foods Corp.	4,152	420,141
John B. Sanfilippo & Son, Inc.	1,859	68,876
Keurig Green Mountain, Inc.	34,924	4,455,604
Kraft Foods Group, Inc.	126,507	8,104,038
Lancaster Colony Corp.	6,355	580,847
Landec Corp. (a)	4,963	69,283
Lifeway Foods, Inc. (a)	4,016	75,220
Limoneira Co. (d)	3,792	79,253
Mondelez International, Inc.	361,491	13,351,670
Origin Agritech Ltd. (a)(d)	2,765	3,235
Pilgrims Pride Corp. (d)	55,556	1,523,901
S&W Seed Co. (a)(d)	3,247	13,865
Sanderson Farms, Inc. (d)	4,985	424,772
Seneca Foods Corp. Class A (a)	4,074	110,161
SkyPeople Fruit Juice, Inc. (a)(d)	1,700	1,853
Snyders-Lance, Inc.	16,884	520,871
SunOpta, Inc. (a)	15,146	174,936
The Hain Celestial Group, Inc. (a)(d)	21,334	1,334,015
		32,488,944
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,132	98,078
WD-40 Co. (d)	2,872	233,206
		331,284
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(d)	7,908	132,459
Inter Parfums, Inc.	6,735	191,476
LifeVantage Corp. (a)	28,819	28,243
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Mannatech, Inc. (a)	170	$ 3,912
Nature's Sunshine Products, Inc.	5,788	75,533
Neptune Technologies & Bioressources, Inc. (a)(d)	17,684	32,960
Nutraceutical International Corp. (a)	2,506	41,048
Reliv International, Inc. (a)	923	1,006
Rock Creek Pharmaceuticals, Inc. (a)	16,201	2,025
Synutra International, Inc. (a)(d)	12,714	72,088
The Female Health Co. (d)	3,903	13,543
United-Guardian, Inc.	1,179	22,955
		617,248
TOTAL CONSUMER STAPLES		81,647,691
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co. (a)	2,907	15,233
ENGlobal Corp. (a)	5,041	8,570
Exterran Partners LP	12,244	286,754
Forbes Energy Services Ltd. (a)	4,367	4,629
Geospace Technologies Corp. (a)(d)	3,416	63,640
Glori Energy, Inc. (a)(d)	5,415	16,516
Gulf Island Fabrication, Inc.	2,689	43,105
Hercules Offshore, Inc. (a)(d)	27,359	12,312
Matrix Service Co. (a)	5,379	100,049
Mitcham Industries, Inc. (a)(d)	2,123	13,396
Ocean Rig UDW, Inc. (United States) (d)	31,571	252,568
Patterson-UTI Energy, Inc.	32,718	611,336
PHI, Inc. (non-vtg.) (a)	3,055	98,432
Profire Energy, Inc. (a)(d)	7,873	16,612
RigNet, Inc. (a)(d)	4,200	132,804
SAExploration Holdings, Inc. (a)(d)	3,388	10,164
Synthesis Energy Systems, Inc. (a)(d)	9,656	7,512
Tesco Corp.	6,682	71,030
		1,764,662
Oil, Gas & Consumable Fuels - 0.7%
Abraxas Petroleum Corp. (a)(d)	16,103	49,114
Aemetis, Inc. (a)	3,015	13,387
Alliance Holdings GP, LP	13,139	690,454
Alliance Resource Partners LP	16,506	652,812
Amyris, Inc. (a)(d)	18,938	51,133
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Approach Resources, Inc. (a)(d)	7,067	$ 54,628
Blueknight Energy Partners LP	5,746	42,923
BreitBurn Energy Partners LP	20,115	144,225
Calumet Specialty Products Partners LP	16,157	449,811
Capital Product Partners LP	22,392	208,246
Carrizo Oil & Gas, Inc. (a)(d)	9,849	468,714
Ceres, Inc. (a)(d)	2,501	853
Clean Energy Fuels Corp. (a)(d)	18,026	108,336
Diamondback Energy, Inc. (a)(d)	12,492	889,555
Dorchester Minerals LP	7,118	172,612
Eagle Rock Energy Partners LP	35,532	97,002
Energy XXI (Bermuda) Ltd. (d)	19,715	93,646
Escalera Resources Co. (a)	564	344
EV Energy Partners LP	11,535	174,871
FX Energy, Inc. (a)(d)	8,238	16,146
Gevo, Inc. (a)(d)	4,703	1,270
Golar LNG Ltd. (d)	20,776	644,472
Golar LNG Partners LP	9,960	260,056
Green Plains, Inc.	8,128	188,976
Gulf Coast Ultra Deep Royalty Trust (a)	55,345	55,345
Gulfport Energy Corp. (a)	20,140	922,613
Hallador Energy Co.	7,855	98,502
Isramco, Inc. (a)(d)	558	68,634
Ivanhoe Energy, Inc. (a)	1,555	451
Legacy Reserves LP	15,375	176,813
Lilis Energy, Inc. (a)(d)	2,890	2,919
LINN Energy LLC/LINN Energy Finance Corp.	52,347	629,211
LinnCo LLC (d)	27,009	297,909
Magellan Petroleum Corp. (a)	4,557	3,737
Marine Petroleum Trust	339	4,699
Marlin Midstream Partners LP	1,608	33,945
Martin Midstream Partners LP	8,110	259,844
Memorial Production Partners LP	18,313	332,747
Memorial Resource Development Corp.	41,751	856,313
Mid-Con Energy Partners LP	4,391	26,961
Pacific Ethanol, Inc. (a)(d)	5,220	47,920
PDC Energy, Inc. (a)(d)	8,492	438,867
PostRock Energy Corp. (a)	114	445
PrimeEnergy Corp. (a)	333	19,587
Renewable Energy Group, Inc. (a)(d)	7,470	66,632
Rex Energy Corp. (a)(d)	8,627	42,272
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Rosetta Resources, Inc. (a)	15,476	$ 274,389
Royale Energy, Inc. (a)	2,924	4,912
SinoCoking Coal and Coke Chemical Industries, Inc. (a)(d)	4,480	11,648
Solazyme, Inc. (a)(d)	12,277	32,780
StealthGas, Inc. (a)	6,775	41,666
Torchlight Energy Resources, Inc. (a)	2,041	918
TransGlobe Energy Corp.	11,707	34,182
U.S. Energy Corp. (a)	3,179	4,323
Uranium Resources, Inc. (a)(d)	678	1,234
Vanguard Natural Resources LLC	18,449	305,884
Vertex Energy, Inc. (a)(d)	4,311	14,959
Viper Energy Partners LP	17,492	332,348
Warren Resources, Inc. (a)	12,572	15,212
Westmoreland Coal Co. (a)	3,272	92,270
ZaZa Energy Corp. (a)(d)	1,047	2,199
Zion Oil & Gas, Inc. (a)	3,214	6,299
		11,035,175
TOTAL ENERGY		12,799,837
FINANCIALS - 6.2%
Banks - 2.6%
1st Source Corp.	5,383	166,173
Access National Corp.	2,974	56,328
ACNB Corp.	934	19,194
American National Bankshares, Inc.	2,871	64,856
American River Bankshares (a)	684	6,539
Ameris Bancorp	6,816	178,375
Ames National Corp. (d)	2,236	55,140
Arrow Financial Corp.	3,316	88,537
BancFirst Corp.	4,083	242,449
Bancorp, Inc., Delaware (a)	7,384	68,967
Bank of Commerce Holdings	924	5,313
Bank of Kentucky Financial Corp.	2,298	109,201
Bank of Marin Bancorp	1,556	78,065
Bank of the Ozarks, Inc. (d)	17,697	647,710
Bankwell Financial Group, Inc. (a)	1,683	32,650
Banner Bank	3,380	147,571
Baylake Corp.	1,626	20,292
BBCN Bancorp, Inc.	17,163	235,991
BCB Bancorp, Inc.	1,563	18,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Blue Hills Bancorp, Inc. (a)	5,413	$ 69,665
BNC Bancorp	15,101	244,938
BOK Financial Corp. (d)	14,293	843,287
Boston Private Financial Holdings, Inc.	17,922	224,921
Bridge Bancorp, Inc.	3,376	83,826
Bridge Capital Holdings (a)	4,225	90,838
Bryn Mawr Bank Corp.	4,317	129,251
BSB Bancorp, Inc. (a)	2,086	39,717
C & F Financial Corp.	1,129	40,678
Camden National Corp.	2,576	98,146
Capital Bank Financial Corp.:
rights (a)	910	0
Series A (a)	5,620	149,211
Capital City Bank Group, Inc.	2,980	46,101
Cardinal Financial Corp.	6,402	125,287
Cascade Bancorp (a)	17,593	85,150
Cathay General Bancorp	17,826	460,446
Centerstate Banks of Florida, Inc.	10,590	124,221
Central Valley Community Bancorp	2,099	22,249
Century Bancorp, Inc. Class A (non-vtg.)	856	33,161
Chemical Financial Corp.	9,398	283,632
Chemung Financial Corp.	1,150	32,258
Citizens & Northern Corp.	3,933	75,710
Citizens Holding Co.	808	14,988
City Holding Co. (d)	3,298	152,203
CNB Financial Corp., Pennsylvania	4,863	82,233
CoBiz, Inc.	16,007	180,719
Codorus Valley Bancorp, Inc.	553	11,337
Colony Bankcorp, Inc. (a)	217	1,703
Columbia Banking Systems, Inc. (d)	11,371	320,435
Commerce Bancshares, Inc.	19,305	801,544
Community Bank Shares of Indiana, Inc.	63	1,722
Community Trust Bancorp, Inc.	4,667	152,331
CommunityOne Bancorp (a)(d)	5,850	58,793
ConnectOne Bancorp, Inc.	6,290	114,855
CU Bancorp (a)(d)	3,946	81,485
CVB Financial Corp. (d)	26,721	418,184
DNB Financial Corp.	927	20,858
Eagle Bancorp, Inc. (a)(d)	6,168	229,141
East West Bancorp, Inc. (d)	29,728	1,187,634
Eastern Virginia Bankshares, Inc.	553	3,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Enterprise Bancorp, Inc. (d)	2,780	$ 58,936
Enterprise Financial Services Corp.	5,224	105,107
Farmers Capital Bank Corp. (a)	1,580	36,703
Farmers National Banc Corp.	3,366	26,524
Fidelity Southern Corp.	4,004	63,223
Fifth Third Bancorp	178,028	3,446,622
Financial Institutions, Inc.	4,313	97,129
First Bancorp, North Carolina	4,850	85,263
First Busey Corp.	20,066	127,018
First Business Finance Services, Inc.	1,436	66,774
First Citizen Bancshares, Inc.	2,306	581,689
First Citizens Banc Corp.	1,242	13,302
First Community Bancshares, Inc.	3,939	63,339
First Connecticut Bancorp, Inc.	4,259	63,289
First Financial Bancorp, Ohio	12,901	224,864
First Financial Bankshares, Inc. (d)	11,880	312,088
First Financial Corp., Indiana	3,360	113,064
First Internet Bancorp	893	14,717
First Interstate Bancsystem, Inc.	3,446	90,940
First Merchants Corp.	10,797	243,580
First Midwest Bancorp, Inc., Delaware (d)	18,855	322,421
First NBC Bank Holding Co. (a)	4,303	140,794
First Niagara Financial Group, Inc. (d)	74,455	659,671
First of Long Island Corp.	3,616	88,737
First Security Group, Inc. (a)	19,579	43,270
First South Bancorp, Inc., Virginia	619	5,014
First United Corp. (a)	493	4,457
FirstMerit Corp.	35,411	642,710
Flushing Financial Corp.	10,623	207,998
Fulton Financial Corp.	37,058	448,402
German American Bancorp, Inc.	5,293	151,962
Glacier Bancorp, Inc. (d)	16,962	412,007
Great Southern Bancorp, Inc.	3,086	115,478
Green Bancorp, Inc.	5,477	61,726
Grupo Financiero Galicia SA sponsored ADR (d)	7,505	155,429
Guaranty Bancorp	4,413	67,210
Hampton Roads Bankshares, Inc. (a)(d)	31,349	51,099
Hancock Holding Co.	16,184	473,706
Hanmi Financial Corp.	11,945	235,675
Hawthorn Bancshares, Inc.	652	8,998
Heartland Financial U.S.A., Inc.	4,450	136,660
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Heritage Commerce Corp.	7,633	$ 63,965
Heritage Financial Corp., Washington	11,965	192,876
Heritage Oaks Bancorp	10,217	78,671
Home Bancshares, Inc. (d)	15,029	475,668
HomeTrust Bancshares, Inc. (a)	6,534	103,107
Horizon Bancorp Industries	2,246	50,760
Huntington Bancshares, Inc.	172,076	1,882,511
IBERIABANK Corp. (d)	7,434	469,234
Independent Bank Corp.	4,293	54,736
Independent Bank Corp., Massachusetts	5,320	222,482
Independent Bank Group, Inc.	3,579	129,095
International Bancshares Corp. (d)	16,551	409,803
Investar Holding Corp.	1,376	19,636
Investors Bancorp, Inc.	71,331	818,880
Lakeland Bancorp, Inc.	9,034	98,200
Lakeland Financial Corp.	3,968	154,911
Landmark Bancorp, Inc.	494	13,017
LCNB Corp.	1,754	26,713
LegacyTexas Financial Group, Inc. (d)	10,108	232,484
LNB Bancorp, Inc.	2,217	39,219
Macatawa Bank Corp.	8,944	48,298
MainSource Financial Group, Inc.	6,447	120,623
MB Financial, Inc. (d)	14,601	455,405
MBT Financial Corp. (a)	6,453	35,169
Mercantile Bank Corp.	4,385	83,359
Merchants Bancshares, Inc.	1,897	55,070
Metro Bancorp, Inc.	3,750	94,763
Middleburg Financial Corp.	2,232	40,846
MidWestOne Financial Group, Inc.	2,447	70,376
Monarch Financial Holdings, Inc.	2,251	28,295
MutualFirst Financial, Inc.	1,656	37,906
National Bankshares, Inc. (d)	1,998	58,062
National Penn Bancshares, Inc. (d)	30,291	325,022
NBT Bancorp, Inc.	8,703	208,959
NewBridge Bancorp	7,077	58,739
Northeast Bancorp	1,292	12,158
Northrim Bancorp, Inc.	3,171	74,994
Norwood Financial Corp.	895	25,418
Oak Valley Bancorp Oakdale California	1,026	10,209
Ohio Valley Banc Corp.	1,615	38,033
Old Line Bancshares, Inc.	2,635	38,471
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Old National Bancorp, Indiana	22,583	$ 318,194
Old Point Financial Corp.	453	6,795
Old Second Bancorp, Inc. (a)	7,102	38,919
Opus Bank	7,248	211,134
Orrstown Financial Services, Inc. (a)	1,396	23,383
Pacific Continental Corp.	5,809	78,944
Pacific Mercantile Bancorp (a)	4,383	30,506
Pacific Premier Bancorp, Inc. (a)	2,803	44,231
PacWest Bancorp (d)	22,105	1,013,183
Palmetto Bancshares, Inc. (d)	2,607	43,380
Park Sterling Corp.	13,075	88,910
Patriot National Bancorp, Inc. (a)	2,549	3,824
Peapack-Gladstone Financial Corp.	2,757	54,175
Penns Woods Bancorp, Inc.	1,414	65,383
Peoples Bancorp of North Carolina	608	11,187
Peoples Bancorp, Inc.	3,530	83,802
Peoples Financial Services Corp.	1,934	80,164
Pinnacle Financial Partners, Inc.	7,054	296,268
Popular, Inc. (a)(d)	21,573	744,484
Preferred Bank, Los Angeles	4,081	109,983
Premier Financial Bancorp, Inc.	766	11,559
PrivateBancorp, Inc.	15,727	546,199
Renasant Corp. (d)	6,398	182,215
Republic Bancorp, Inc., Kentucky Class A	4,935	117,996
Republic First Bancorp, Inc. (a)(d)	5,561	18,463
S&T Bancorp, Inc.	6,617	187,460
Sandy Spring Bancorp, Inc.	7,057	181,929
SB Financial Group, Inc.	723	7,346
Seacoast Banking Corp., Florida (a)	5,352	70,646
ServisFirst Bancshares, Inc.	5,622	180,691
Shore Bancshares, Inc. (a)	2,265	20,951
Sierra Bancorp	2,882	46,631
Signature Bank (a)	10,882	1,342,295
Simmons First National Corp. Class A	4,759	194,881
South State Corp.	5,291	357,301
Southcoast Financial Corp. (a)	776	5,510
Southern National Bancorp of Virginia, Inc.	3,827	46,268
Southside Bancshares, Inc.	5,265	151,158
Southwest Bancorp, Inc., Oklahoma	4,044	67,373
Square 1 Financial, Inc. Class A (d)	6,554	181,415
State Bank Financial Corp.	7,820	159,528
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Stock Yards Bancorp, Inc.	6,095	$ 202,354
Stonegate Bank	3,298	95,939
Suffolk Bancorp	3,853	86,693
Summit Financial Group, Inc.	583	6,681
Sun Bancorp, Inc. (a)	4,861	90,172
Susquehanna Bancshares, Inc.	37,798	506,871
SVB Financial Group (a)	10,886	1,337,889
Talmer Bancorp, Inc. Class A	15,039	212,501
Texas Capital Bancshares, Inc. (a)	9,696	450,185
The First Bancorp, Inc.	2,696	44,754
TowneBank	11,022	170,841
Trico Bancshares	5,630	134,557
TriState Capital Holdings, Inc. (a)	6,118	59,283
Triumph Bancorp, Inc. (d)	5,436	68,820
Trustmark Corp.	13,452	310,069
UMB Financial Corp.	9,948	512,720
Umpqua Holdings Corp.	43,335	716,761
Union Bankshares Corp.	9,839	215,179
Union Bankshares, Inc.	744	18,600
United Bankshares, Inc., West Virginia (d)	14,989	561,338
United Community Bank, Inc.	14,664	278,909
United Security Bancshares, Inc.	450	3,695
United Security Bancshares, California	1,136	5,884
Univest Corp. of Pennsylvania	5,213	98,995
Washington Trust Bancorp, Inc.	3,846	144,417
WesBanco, Inc.	8,729	285,787
West Bancorp., Inc.	4,197	73,531
Westamerica Bancorp.	5,758	247,997
Wilshire Bancorp, Inc.	14,136	134,433
Wintrust Financial Corp. (d)	9,198	433,134
Zions Bancorporation	41,285	1,103,754
		43,139,399
Capital Markets - 0.9%
American Capital Senior Floating Ltd. (d)	2,372	31,998
BGC Partners, Inc. Class A	40,473	367,495
Calamos Asset Management, Inc. Class A	3,915	49,995
Capital Southwest Corp.	3,072	149,606
Capitala Finance Corp. (d)	3,221	60,587
Carlyle Group LP	14,514	375,187
CIFI Corp. (d)	6,065	48,095
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
CM Finance, Inc. (d)	3,792	$ 52,064
Cowen Group, Inc. Class A (a)	30,004	158,721
Diamond Hill Investment Group, Inc.	1,094	153,948
E*TRADE Financial Corp. (a)	62,192	1,619,169
FBR & Co. (a)	2,691	65,257
Financial Engines, Inc. (d)	10,953	441,406
Harris & Harris Group, Inc. (a)	3,415	12,567
Hennessy Advisors, Inc.	676	15,406
Horizon Technology Finance Corp.	3,800	53,542
Interactive Brokers Group, Inc.	11,963	381,261
INTL FCStone, Inc. (a)	4,144	112,841
LPL Financial	21,050	944,303
Newtek Business Services Corp.	1,502	25,038
Northern Trust Corp.	50,574	3,531,582
SEI Investments Co.	35,964	1,547,891
Siebert Financial Corp. (a)	2,067	3,514
Silvercrest Asset Management Group Class A	1,643	22,953
T. Rowe Price Group, Inc.	56,025	4,627,665
U.S. Global Investments, Inc. Class A	870	2,801
Virtus Investment Partners, Inc. (d)	1,858	245,200
WisdomTree Investments, Inc.	28,736	537,076
		15,637,168
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	3,624	30,623
Atlanticus Holdings Corp. (a)	2,291	6,323
Consumer Portfolio Services, Inc. (a)	7,107	49,465
Credit Acceptance Corp. (a)(d)	4,544	832,915
Encore Capital Group, Inc. (a)(d)	6,387	255,288
EZCORP, Inc. (non-vtg.) Class A (a)(d)	11,371	118,713
First Cash Financial Services, Inc. (a)(d)	5,888	283,448
Navient Corp.	87,725	1,877,315
Nicholas Financial, Inc. (a)	3,527	52,517
PRA Group, Inc. (a)(d)	10,644	533,158
QC Holdings, Inc.	1,821	3,132
SLM Corp. (d)	88,542	838,493
World Acceptance Corp. (a)(d)	2,097	172,185
		5,053,575
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	878	9,026
California First National Bancorp (a)	3,963	55,482
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CBOE Holdings, Inc.	18,185	$ 1,091,646
China Commercial Credit, Inc. (a)(d)	1,526	4,547
CME Group, Inc.	72,451	6,950,224
Global Defense & National Security Systems (a)	1,550	15,965
MarketAxess Holdings, Inc. (d)	7,850	624,782
Marlin Business Services Corp.	2,572	48,122
NewStar Financial, Inc. (a)	12,887	128,612
PICO Holdings, Inc. (a)	6,956	119,435
Resource America, Inc. Class A	7,199	66,951
The NASDAQ OMX Group, Inc.	36,063	1,808,920
Tiptree Financial, Inc. (a)(d)	7,816	56,822
Viewtran Group, Inc. (a)(d)	3,330	4,662
		10,985,196
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	9,453	235,285
American Independence Corp. (a)	848	9,074
American National Insurance Co.	5,855	613,311
Amerisafe, Inc.	5,226	217,088
AmTrust Financial Services, Inc. (d)	16,141	870,000
Arch Capital Group Ltd. (a)	27,436	1,623,114
Argo Group International Holdings, Ltd.	6,009	287,891
Atlas Financial Holdings, Inc. (a)	1,462	26,287
Baldwin & Lyons, Inc. Class B	3,664	85,115
Cincinnati Financial Corp. (d)	34,097	1,798,958
CNinsure, Inc. ADR (a)	8,409	68,744
Donegal Group, Inc. Class A	7,105	108,920
eHealth, Inc. (a)	3,557	32,369
EMC Insurance Group	2,904	90,692
Enstar Group Ltd. (a)(d)	3,271	454,996
Erie Indemnity Co. Class A	10,602	921,420
Federated National Holding Co.	2,952	85,401
Global Indemnity PLC (a)	3,367	91,077
Greenlight Capital Re, Ltd. (a)	7,607	248,977
Hallmark Financial Services, Inc. (a)	4,775	53,862
Health Insurance Innovations, Inc. (a)(d)	755	5,436
Infinity Property & Casualty Corp.	2,068	160,373
Investors Title Co.	621	46,265
James River Group Holdings Ltd.	5,602	123,076
Kansas City Life Insurance Co.	2,434	113,668
Maiden Holdings Ltd. (d)	17,198	246,103
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National General Holdings Corp.	21,512	$ 400,123
National Interstate Corp.	5,182	138,774
National Western Life Insurance Co. Class A (d)	813	204,372
Navigators Group, Inc. (a)	4,916	367,274
Oxbridge Re Holdings Ltd.	1,344	8,064
Safety Insurance Group, Inc.	2,680	156,780
Selective Insurance Group, Inc.	13,318	362,649
State Auto Financial Corp.	10,552	249,977
State National Companies, Inc. (d)	13,036	121,626
Unico American Corp. (a)	912	10,762
United Fire Group, Inc.	5,565	160,495
United Insurance Holdings Corp.	4,669	113,970
		10,912,368
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	73,001	1,564,776
American Capital Mortgage Investment Corp.	12,032	221,990
American Realty Capital Properties, Inc.	194,510	1,908,143
CareTrust (REIT), Inc.	9,142	116,195
CIM Commercial Trust Corp.	21,607	357,380
CyrusOne, Inc. (d)	8,961	266,321
Gaming & Leisure Properties	23,589	798,488
Gladstone Commercial Corp.	6,096	110,764
Lamar Advertising Co. Class A	16,617	965,448
New York Mortgage Trust, Inc. (d)	23,784	187,894
Potlatch Corp.	8,997	359,250
Retail Opportunity Investments Corp.	22,678	379,857
Sabra Health Care REIT, Inc.	11,629	380,152
Trade Street Residential, Inc. (d)	8,807	68,871
United Development Funding IV (d)	5,895	99,331
		7,784,860
Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA (a)(d)	4,059	81,748
AV Homes, Inc. (a)	5,551	84,042
China HGS Real Estate, Inc. (a)(d)	10,514	32,593
China Housing & Land Development, Inc. (a)	4,266	1,664
Cresud S.A.C.I.F. y A. sponsored ADR	9,901	123,614
Elbit Imaging Ltd. (a)	109	185
FirstService Corp. (sub. vtg.)	7,154	433,898
FRP Holdings, Inc. (a)	1,979	60,379
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Griffin Land & Nurseries, Inc.	1,362	$ 42,263
Stratus Properties, Inc. (a)	1,767	22,971
		883,357
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	11,408	65,824
Anchor BanCorp Wisconsin, Inc.	3,459	120,857
ASB Bancorp, Inc. (a)	402	8,040
Bank Mutual Corp.	10,031	71,922
BankFinancial Corp.	3,749	44,688
Bear State Financial, Inc. (d)	7,531	81,034
Beneficial Bancorp, Inc. (a)	15,928	180,305
BofI Holding, Inc. (a)(d)	3,201	282,968
Brookline Bancorp, Inc., Delaware	14,904	144,271
Cape Bancorp, Inc.	2,034	18,103
Capitol Federal Financial, Inc. (d)	25,886	321,245
Carver Bancorp, Inc. (a)	695	3,968
Charter Financial Corp.	3,802	43,951
Cheviot Financial Corp.	2,477	36,263
Chicopee Bancorp, Inc.	1,629	26,308
Clifton Bancorp, Inc.	6,633	87,954
Dime Community Bancshares, Inc.	9,047	140,771
ESSA Bancorp, Inc.	2,734	33,300
First Clover Leaf Financial Corp.	1,082	9,716
First Defiance Financial Corp.	2,062	66,005
First Financial Northwest, Inc.	4,958	59,546
Fox Chase Bancorp, Inc.	4,499	73,604
Heritage Financial Group, Inc.	2,653	68,686
HF Financial Corp.	1,845	26,513
Hingham Institution for Savings	405	39,014
HMN Financial, Inc. (a)	448	5,331
Home Bancorp, Inc.	2,357	50,251
Home Loan Servicing Solutions Ltd. (d)	15,074	277,512
HomeStreet, Inc. (d)	3,628	62,764
HopFed Bancorp, Inc.	1,199	15,755
Hudson City Bancorp, Inc.	110,806	1,081,467
Kearny Financial Corp. (a)	17,639	234,246
Lake Shore Bancorp, Inc.	812	10,865
Lendingtree, Inc. (a)(d)	2,115	112,180
Meridian Bancorp, Inc. (a)	21,696	268,813
Meta Financial Group, Inc.	1,051	37,489
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New Hampshire Thrift Bancshares, Inc.	999	$ 15,455
NMI Holdings, Inc. (a)	16,701	121,917
Northeast Community Bancorp, Inc.	696	4,802
Northfield Bancorp, Inc. (d)	13,768	199,223
Northwest Bancshares, Inc. (d)	19,504	230,440
Ocean Shore Holding Co.	2,171	31,349
OceanFirst Financial Corp.	4,053	66,226
Oneida Financial Corp.	1,115	21,787
Oritani Financial Corp.	11,125	159,199
People's United Financial, Inc. (d)	63,169	955,747
Provident Financial Holdings, Inc.	1,514	23,240
Prudential Bancorp, Inc.	3,638	44,529
Pulaski Financial Corp.	3,007	36,174
River Valley Bancorp	460	9,793
Riverview Bancorp, Inc. (a)	4,177	18,755
Severn Bancorp, Inc. (a)	677	3,047
SI Financial Group, Inc.	4,494	53,389
Simplicity Bancorp, Inc.	1,220	20,935
Southern Missouri Bancorp, Inc.	1,198	22,690
Territorial Bancorp, Inc.	2,179	46,892
TFS Financial Corp.	65,605	925,031
Trustco Bank Corp., New York	15,328	103,617
United Community Financial Corp.	15,868	82,672
United Financial Bancorp, Inc. New	13,618	168,727
Washington Federal, Inc. (d)	20,330	429,370
Waterstone Financial, Inc.	9,232	118,816
Westfield Financial, Inc.	5,006	36,193
WSFS Financial Corp.	3,354	260,740
		8,422,284
TOTAL FINANCIALS		102,818,207
HEALTH CARE - 16.6%
Biotechnology - 10.7%
ACADIA Pharmaceuticals, Inc. (a)(d)	21,911	831,961
Acceleron Pharma, Inc. (a)(d)	7,152	290,586
Achillion Pharmaceuticals, Inc. (a)(d)	21,604	262,273
Acorda Therapeutics, Inc. (a)(d)	9,356	316,607
Adamas Pharmaceuticals, Inc. (d)	4,619	79,816
Advaxis, Inc. (a)(d)	4,348	39,132
Aegerion Pharmaceuticals, Inc. (a)(d)	6,176	167,987
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
AEterna Zentaris, Inc. (sub. vtg.) (a)	9,702	$ 6,287
Affimed NV	8,764	54,337
Agenus, Inc. (a)(d)	12,650	61,985
Agios Pharmaceuticals, Inc. (a)(d)	7,534	808,248
Akebia Therapeutics, Inc. (a)	4,877	45,161
Alder Biopharmaceuticals, Inc.	7,985	214,637
Alexion Pharmaceuticals, Inc. (a)	42,784	7,716,950
Alkermes PLC (a)(d)	31,598	2,219,760
Alnylam Pharmaceuticals, Inc. (a)(d)	16,614	1,686,819
AMAG Pharmaceuticals, Inc. (a)(d)	5,344	263,085
Amarin Corp. PLC ADR (a)(d)	44,361	66,985
Amgen, Inc.	163,958	25,859,456
Amicus Therapeutics, Inc. (a)	20,913	183,198
Anacor Pharmaceuticals, Inc. (a)(d)	9,678	420,993
Anthera Pharmaceuticals, Inc. (a)	1,025	5,176
Applied Genetic Technologies Corp. (d)	3,279	66,531
Aquinox Pharmaceuticals, Inc.	2,522	24,590
Ardelyx, Inc. (d)	4,230	66,601
Arena Pharmaceuticals, Inc. (a)(d)	63,699	287,282
Argos Therapeutics, Inc. (a)(d)	4,768	43,007
ARIAD Pharmaceuticals, Inc. (a)(d)	37,296	303,216
ArQule, Inc. (a)	5,654	10,630
Array BioPharma, Inc. (a)(d)	29,875	237,805
Arrowhead Research Corp. (a)(d)	11,386	85,737
Atara Biotherapeutics, Inc.	4,436	86,768
Athersys, Inc. (a)(d)	14,531	37,635
Auspex Pharmaceuticals, Inc. (d)	6,559	441,027
Avalanche Biotechnologies, Inc. (a)	5,442	196,892
AVEO Pharmaceuticals, Inc. (a)(d)	4,054	5,068
Bellicum Pharmaceuticals, Inc.	5,000	116,100
BIND Therapeutics, Inc. (a)(d)	2,750	16,665
BioCryst Pharmaceuticals, Inc. (a)(d)	17,839	181,958
Biogen Idec, Inc. (a)	50,918	20,855,504
BioMarin Pharmaceutical, Inc. (a)	32,400	3,469,068
Biospecifics Technologies Corp. (a)	1,123	43,752
Biota Pharmaceuticals, Inc. (a)	4,051	10,209
bluebird bio, Inc. (a)(d)	6,106	582,024
Calithera Biosciences, Inc. (d)	3,965	60,347
Cancer Genetics, Inc. (a)(d)	1,461	12,798
Cara Therapeutics, Inc. (d)	5,701	58,435
CASI Pharmaceuticals, Inc. (a)	899	1,447
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Catalyst Pharmaceutical Partners, Inc. (a)(d)	19,359	$ 72,790
Celator Pharmaceuticals, Inc. (a)	2,950	8,172
Celgene Corp. (a)(d)	172,160	20,922,605
Celladon Corp. (a)	5,077	92,148
Celldex Therapeutics, Inc. (a)(d)	18,794	479,999
Cellular Biomedicine Group, Inc. (a)(d)	2,729	81,843
Cellular Dynamics International, Inc. (a)(d)	2,617	14,210
Celsion Corp. (a)	753	2,176
Cepheid, Inc. (a)(d)	15,244	866,469
Cerulean Pharma, Inc.	4,980	40,985
ChemoCentryx, Inc. (a)(d)	8,257	67,212
Chimerix, Inc. (a)	8,523	345,011
China Biologic Products, Inc. (a)	5,342	409,197
Cleveland Biolabs, Inc. (a)	161	544
Clovis Oncology, Inc. (a)(d)	7,388	564,886
Coherus BioSciences, Inc. (d)	7,135	225,395
Conatus Pharmaceuticals, Inc. (a)(d)	2,232	14,196
Concert Pharmaceuticals, Inc.	5,330	76,699
Coronado Biosciences, Inc. (a)(d)	3,308	8,502
CTI BioPharma Corp. (a)(d)	51,758	121,114
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)	19,084	58,779
Cyclacel Pharmaceuticals, Inc. (a)	5,706	8,559
Cytokinetics, Inc. (a)	8,429	64,988
Cytori Therapeutics, Inc. (a)(d)	7,415	8,305
CytRx Corp. (a)(d)	8,245	26,631
Dicerna Pharmaceuticals, Inc. (d)	4,098	100,114
Discovery Laboratories, Inc. (a)(d)	23,215	37,376
Dyax Corp. (a)	29,694	448,676
Dynavax Technologies Corp. (a)(d)	6,201	109,138
Eagle Pharmaceuticals, Inc.	2,942	100,028
Eleven Biotherapeutics, Inc. (d)	3,924	41,477
Enanta Pharmaceuticals, Inc. (a)(d)	4,012	143,710
Enzon Pharmaceuticals, Inc.	3,917	4,113
Enzymotec Ltd. (a)	6,310	52,058
Epirus Biopharmaceuticals, Inc. (a)(d)	2,976	31,337
Epizyme, Inc. (a)	7,998	188,113
Esperion Therapeutics, Inc. (a)(d)	4,312	269,284
Exact Sciences Corp. (a)(d)	17,760	399,067
Exelixis, Inc. (a)(d)	40,240	117,903
Fate Therapeutics, Inc. (a)	3,530	17,579
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
FibroGen, Inc. (d)	11,512	$ 366,312
Five Prime Therapeutics, Inc. (a)	5,578	143,578
Flexion Therapeutics, Inc. (d)	5,441	124,109
Forward Pharma A/S sponsored ADR (d)	2,119	49,330
Foundation Medicine, Inc. (a)(d)	5,987	285,939
Galectin Therapeutics, Inc. (a)(d)	2,387	8,116
Galena Biopharma, Inc. (a)(d)	30,377	54,679
Galmed Pharmaceuticals Ltd. (a)	2,224	21,106
Genocea Biosciences, Inc. (d)	4,699	40,552
Genomic Health, Inc. (a)	8,311	252,654
GenVec, Inc. (a)	764	2,430
Geron Corp. (a)(d)	35,405	106,923
Gilead Sciences, Inc. (a)	325,260	33,674,168
GlycoMimetics, Inc. (a)	4,497	37,415
Grifols SA ADR (d)	17,638	577,821
GTx, Inc. (a)	5,496	4,397
Halozyme Therapeutics, Inc. (a)(d)	27,205	409,979
Harvard Apparatus (a)	528	1,938
Heron Therapeutics, Inc. (a)(d)	8,161	106,011
Hyperion Therapeutics, Inc. (a)	5,598	165,421
Idera Pharmaceuticals, Inc. (a)	19,630	95,598
Ignyta, Inc. (a)	3,795	32,409
Immune Design Corp. (a)(d)	3,547	78,176
ImmunoGen, Inc. (a)(d)	19,728	149,933
Immunomedics, Inc. (a)(d)	22,337	91,135
Incyte Corp. (a)(d)	36,484	3,132,151
Infinity Pharmaceuticals, Inc. (a)	9,826	149,355
Inovio Pharmaceuticals, Inc. (a)(d)	12,035	85,148
Insmed, Inc. (a)	11,960	221,738
Insys Therapeutics, Inc. (a)(d)	7,290	437,837
Intercept Pharmaceuticals, Inc. (a)(d)	4,580	1,013,875
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	28,900	446,505
Isis Pharmaceuticals, Inc. (a)(d)	25,508	1,748,828
Juno Therapeutics, Inc. (d)	19,224	901,990
KaloBios Pharmaceuticals, Inc. (a)	4,721	2,597
Kamada (a)	8,190	36,855
Karyopharm Therapeutics, Inc. (a)(d)	6,719	183,160
Keryx Biopharmaceuticals, Inc. (a)(d)	19,183	233,265
Kindred Biosciences, Inc. (a)(d)	3,012	20,211
Kite Pharma, Inc. (d)	8,180	535,299
KYTHERA Biopharmaceuticals, Inc. (a)(d)	5,861	243,525
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
La Jolla Pharmaceutical Co. (a)	3,626	$ 73,717
Lexicon Pharmaceuticals, Inc. (a)(d)	168,901	158,767
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	4,154	228,761
General CVR (a)	1,518	67
Glucagon CVR (a)	1,518	273
MRK CVR rights (a)	1,639	0
rights (a)	1,518	10
TR Beta CVR (a)	1,518	15
Loxo Oncology, Inc.	3,295	42,308
Macrogenics, Inc. (a)	6,511	225,085
MannKind Corp. (a)(d)	87,775	572,293
Medivation, Inc. (a)(d)	16,746	1,968,157
MEI Pharma, Inc. (a)(d)	3,244	19,107
Merrimack Pharmaceuticals, Inc. (a)(d)	22,416	240,300
MiMedx Group, Inc. (a)(d)	25,079	259,568
Minerva Neurosciences, Inc.	3,949	20,377
Mirati Therapeutics, Inc. (a)(d)	3,807	90,492
Momenta Pharmaceuticals, Inc. (a)	16,538	225,744
Myriad Genetics, Inc. (a)(d)	15,780	537,625
Nanosphere, Inc. (a)	6,121	2,015
Neurocrine Biosciences, Inc. (a)(d)	16,408	640,732
NewLink Genetics Corp. (a)(d)	5,780	249,002
Northwest Biotherapeutics, Inc. (a)(d)	14,237	104,927
Novavax, Inc. (a)(d)	51,192	468,407
Nymox Pharmaceutical Corp. (a)(d)	5,184	3,318
Ohr Pharmaceutical, Inc. (a)	6,780	52,138
OncoGenex Pharmaceuticals, Inc. (a)	1,302	2,988
Oncolytics Biotech, Inc. (a)	8,292	5,970
OncoMed Pharmaceuticals, Inc. (a)(d)	7,047	176,034
Onconova Therapeutics, Inc. (a)	2,820	6,458
Oncothyreon, Inc. (a)	15,192	24,307
Ophthotech Corp. (a)(d)	7,298	392,158
Orexigen Therapeutics, Inc. (a)(d)	29,123	164,254
Osiris Therapeutics, Inc. (a)(d)	9,424	162,752
Otonomy, Inc.	4,308	159,741
OvaScience, Inc. (a)(d)	5,712	259,953
OXiGENE, Inc. (a)(d)	4,000	7,040
Paratek Pharmaceuticals, Inc. (a)	3,247	94,910
PDL BioPharma, Inc. (d)	36,605	255,503
Peregrine Pharmaceuticals, Inc. (a)(d)	53,870	75,957
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Pharmacyclics, Inc. (a)(d)	16,228	$ 3,504,112
Pluristem Therapeutics, Inc. (a)(d)	16,421	49,920
Portola Pharmaceuticals, Inc. (a)(d)	10,339	393,709
Prana Biotechnology Ltd. ADR (a)(d)	3,293	3,655
Progenics Pharmaceuticals, Inc. (a)(d)	13,686	89,096
ProQR Therapeutics BV (a)(d)	4,298	80,931
Prothena Corp. PLC (a)(d)	6,392	169,899
PTC Therapeutics, Inc. (a)(d)	7,050	502,877
QLT, Inc. (a)	15,216	61,168
Radius Health, Inc. (a)(d)	7,869	335,613
Raptor Pharmaceutical Corp. (a)(d)	12,599	116,793
Receptos, Inc. (a)(d)	6,818	863,432
Regado Biosciences, Inc. (a)(d)	5,425	6,239
Regeneron Pharmaceuticals, Inc. (a)(d)	21,488	8,892,594
Regulus Therapeutics, Inc. (a)(d)	10,154	188,052
Repligen Corp. (a)(d)	6,719	172,745
Retrophin, Inc. (a)(d)	6,379	90,327
Rigel Pharmaceuticals, Inc. (a)	22,858	68,345
Sage Therapeutics, Inc. (d)	5,780	251,141
Sangamo Biosciences, Inc. (a)(d)	16,060	270,129
Sarepta Therapeutics, Inc. (a)(d)	9,298	129,242
Seattle Genetics, Inc. (a)(d)	26,694	967,658
Sinovac Biotech Ltd. (a)(d)	12,914	63,795
Sorrento Therapeutics, Inc. (a)	6,990	90,311
Spark Therapeutics, Inc.	5,152	296,704
Spectrum Pharmaceuticals, Inc. (a)(d)	15,608	97,238
StemCells, Inc. (a)(d)	15,802	17,698
Stemline Therapeutics, Inc. (a)	2,720	41,317
Sunesis Pharmaceuticals, Inc. (a)	8,850	19,647
Synageva BioPharma Corp. (a)(d)	7,830	773,056
Synergy Pharmaceuticals, Inc. (a)(d)	17,111	51,675
Synta Pharmaceuticals Corp. (a)(d)	39,269	94,246
T2 Biosystems, Inc. (d)	4,532	75,141
Targacept, Inc. (a)	7,926	20,845
Tekmira Pharmaceuticals Corp. (a)	5,132	93,248
Tenax Therapeutics, Inc. (a)(d)	4,974	15,668
TESARO, Inc. (a)(d)	7,992	426,213
TetraLogic Pharmaceuticals Corp. (a)(d)	3,288	15,848
TG Therapeutics, Inc. (a)	9,253	134,261
Threshold Pharmaceuticals, Inc. (a)	11,502	50,264
Tokai Pharmaceuticals, Inc. (d)	6,171	93,367
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
TONIX Pharmaceuticals Holding (a)	1,700	$ 10,115
Transition Therapeutics, Inc. (a)	7,637	52,237
Trevena, Inc.	6,835	36,841
Trovagene, Inc. (a)(d)	2,998	16,939
Ultragenyx Pharmaceutical, Inc. (d)	7,219	391,775
uniQure B.V.	4,403	102,326
United Therapeutics Corp. (a)	10,216	1,583,991
Vanda Pharmaceuticals, Inc. (a)(d)	7,772	83,627
Verastem, Inc. (a)	3,584	26,665
Versartis, Inc. (a)(d)	6,679	132,311
Vertex Pharmaceuticals, Inc. (a)	51,929	6,201,880
Vical, Inc. (a)	13,452	13,721
Vitae Pharmaceuticals, Inc. (d)	4,407	51,209
Vital Therapies, Inc. (d)	5,829	129,112
Xencor, Inc. (a)	6,740	105,144
Xenon Pharmaceuticals, Inc.	4,574	88,736
XOMA Corp. (a)(d)	23,322	86,058
Zafgen, Inc.	5,669	219,107
ZIOPHARM Oncology, Inc. (a)(d)	21,465	241,696
		179,039,330
Health Care Equipment & Supplies - 1.4%
Abaxis, Inc.	5,493	334,634
Abiomed, Inc. (a)(d)	8,695	528,569
Accuray, Inc. (a)(d)	16,865	151,448
Align Technology, Inc. (a)(d)	17,051	977,875
Alliqua Biomedical, Inc. (a)(d)	2,954	16,483
Alphatec Holdings, Inc. (a)	18,402	26,683
Analogic Corp.	2,780	240,915
Angiodynamics, Inc. (a)(d)	9,373	174,338
Anika Therapeutics, Inc. (a)(d)	3,526	140,758
Antares Pharma, Inc. (a)(d)	29,210	76,238
Atossa Genetics, Inc. (a)(d)	4,348	8,348
Atricure, Inc. (a)	6,445	113,948
Atrion Corp.	526	170,950
AxoGen, Inc. (a)	2,273	7,205
BioLase Technology, Inc.	7,732	16,778
Cardica, Inc. (a)(d)	26,919	17,024
Cardiovascular Systems, Inc. (a)	6,942	261,783
Cerus Corp. (a)(d)	20,975	100,156
Cesca Therapeutics, Inc. (a)(d)	1,101	1,007
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp.	5,808	$ 297,950
Cutera, Inc. (a)	4,323	55,551
Cyberonics, Inc. (a)	5,813	398,191
Cynosure, Inc. Class A (a)	5,013	152,495
DBV Technologies SA sponsored ADR (a)(d)	4,446	96,345
Dehaier Medical Systems Ltd. (a)(d)	837	2,385
Delcath Systems, Inc. (a)	357	453
DENTSPLY International, Inc.	30,271	1,604,666
Derma Sciences, Inc. (a)(d)	4,390	34,769
DexCom, Inc. (a)(d)	16,564	1,006,097
Digirad Corp.	2,688	11,478
EDAP TMS SA sponsored ADR (a)(d)	1,813	6,889
Endologix, Inc. (a)(d)	14,639	230,857
EnteroMedics, Inc. (a)(d)	11,433	12,119
Exactech, Inc. (a)	3,264	76,214
Fonar Corp. (a)	906	12,059
Genmark Diagnostics, Inc. (a)	9,393	119,385
Hansen Medical, Inc. (a)(d)	27,427	21,511
HeartWare International, Inc. (a)(d)	3,685	314,073
Hologic, Inc. (a)	59,716	1,933,604
ICU Medical, Inc. (a)	3,197	284,245
IDEXX Laboratories, Inc. (a)(d)	10,220	1,602,803
Imris, Inc. (a)(d)	7,102	7,726
Inogen, Inc.	4,164	138,453
Insulet Corp. (a)(d)	12,280	389,644
Integra LifeSciences Holdings Corp. (a)(d)	7,285	437,173
Intuitive Surgical, Inc. (a)	7,873	3,936,500
Iridex Corp. (a)	1,193	12,705
K2M Group Holdings, Inc.	7,996	163,838
Ldr Holding Corp. (a)(d)	6,065	237,081
LeMaitre Vascular, Inc.	3,902	29,733
Lombard Medical, Inc. (a)	1,819	10,277
Lumenis Ltd. Class B	5,920	68,731
Masimo Corp. (a)	10,829	319,131
Mazor Robotics Ltd. sponsored ADR (a)	1,310	15,668
MELA Sciences, Inc. (a)	309	547
Meridian Bioscience, Inc.	9,753	193,109
Merit Medical Systems, Inc. (a)	10,579	207,454
Natus Medical, Inc. (a)	7,016	251,103
Neogen Corp. (a)(d)	7,997	409,047
Neovasc, Inc. (a)	12,190	119,647
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Novadaq Technologies, Inc. (a)	11,723	$ 194,016
NuVasive, Inc. (a)(d)	10,068	460,611
NxStage Medical, Inc. (a)(d)	13,107	225,178
Ocular Therapeutix, Inc.	4,867	174,093
OraSure Technologies, Inc. (a)	11,280	80,765
Orthofix International NV (a)	5,030	163,123
Oxford Immunotec Global PLC (a)	3,787	53,283
PhotoMedex, Inc. (a)(d)	1,894	3,409
Quidel Corp. (a)	7,164	183,972
Quotient Ltd. (a)(d)	3,228	53,036
ReWalk Robotics Ltd. (a)(d)	3,029	52,008
Rockwell Medical Technologies, Inc. (a)(d)	9,590	95,900
Roka Bioscience, Inc. (a)(d)	2,827	11,789
RTI Biologics, Inc. (a)	12,915	68,708
Second Sight Medical Products, Inc. (d)	8,281	133,904
Sientra, Inc.	7,960	146,305
Sirona Dental Systems, Inc. (a)(d)	11,867	1,077,761
Span-America Medical System, Inc.	503	9,079
Staar Surgical Co. (a)(d)	8,758	60,080
Stereotaxis, Inc. (a)	2,480	5,878
Sunshine Heart, Inc. (a)(d)	2,294	13,191
SurModics, Inc. (a)	3,649	87,758
Synergetics U.S.A., Inc. (a)	7,788	35,202
Syneron Medical Ltd. (a)	8,751	103,262
Tandem Diabetes Care, Inc. (a)(d)	4,950	57,915
TearLab Corp. (a)(d)	4,425	11,505
The Spectranetics Corp. (a)(d)	9,169	310,004
Thoratec Corp. (a)(d)	11,944	486,360
Tornier NV (a)	11,006	268,987
Trinity Biotech PLC sponsored ADR (d)	5,035	89,422
TriVascular Technologies, Inc. (d)	5,558	57,025
Unilife Corp. (a)(d)	26,180	103,411
Uroplasty, Inc. (a)	2,392	2,918
Utah Medical Products, Inc.	748	44,431
Vascular Solutions, Inc. (a)	3,465	101,109
Veracyte, Inc. (a)(d)	3,107	27,311
Vision Sciences, Inc. (a)	2,813	1,407
Wright Medical Group, Inc. (a)	10,867	267,654
Zeltiq Aesthetics, Inc. (a)	7,662	255,681
		24,164,297
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(d)	12,707	$ 803,464
Addus HomeCare Corp. (a)	2,506	54,881
Air Methods Corp. (a)(d)	8,309	440,294
Alliance Healthcare Services, Inc. (a)	3,497	83,613
Almost Family, Inc. (a)	3,067	109,247
Amedisys, Inc. (a)(d)	7,449	224,736
AmSurg Corp. (a)(d)	10,463	628,826
Bio-Reference Laboratories, Inc. (a)(d)	7,327	256,005
BioScrip, Inc. (a)(d)	16,785	102,556
BioTelemetry, Inc. (a)	5,786	55,835
Catamaran Corp. (a)(d)	45,962	2,294,607
Corvel Corp. (a)	4,560	161,561
Cross Country Healthcare, Inc. (a)	6,708	86,936
Express Scripts Holding Co. (a)	158,456	13,435,484
HealthEquity, Inc. (a)	12,478	252,929
Healthways, Inc. (a)(d)	7,340	164,269
Henry Schein, Inc. (a)	18,143	2,540,927
iKang Healthcare Group, Inc. sponsored ADR (d)	2,177	36,987
IPC The Hospitalist Co., Inc. (a)(d)	3,531	152,680
LHC Group, Inc. (a)	3,163	106,909
LifePoint Hospitals, Inc. (a)(d)	9,516	684,771
Magellan Health Services, Inc. (a)	6,171	395,376
National Research Corp.:
Class A	4,624	64,274
Class B (d)	369	12,085
NeoStem, Inc. (a)(d)	4,836	18,183
Patterson Companies, Inc. (d)	22,754	1,139,407
PDI, Inc. (a)	1,717	3,073
Premier, Inc. (a)	8,479	310,840
Providence Service Corp. (a)	4,214	193,844
Psychemedics Corp.	716	11,750
RadNet, Inc. (a)	9,312	81,573
Sharps Compliance Corp. (a)	2,640	14,494
Surgical Care Affiliates, Inc. (a)	10,060	326,749
The Ensign Group, Inc.	5,387	237,405
USMD Holdings, Inc. (a)	1,157	15,677
VCA, Inc. (a)	17,678	941,884
		26,444,131
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	38,585	463,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
athenahealth, Inc. (a)(d)	8,181	$ 1,039,560
Authentidate Holding Corp. (a)	1,782	1,283
Cerner Corp. (a)	73,952	5,328,981
Computer Programs & Systems, Inc. (d)	3,658	192,411
Connecture, Inc. (d)	5,953	51,434
HealthStream, Inc. (a)(d)	6,256	161,905
HMS Holdings Corp. (a)(d)	18,735	328,612
iCAD, Inc. (a)	2,034	20,218
Inovalon Holdings, Inc. Class A	4,000	124,240
MedAssets, Inc. (a)	12,480	239,741
Medidata Solutions, Inc. (a)(d)	11,763	565,918
Merge Healthcare, Inc. (a)	21,217	84,868
Omnicell, Inc. (a)	8,194	287,200
Quality Systems, Inc.	14,754	256,425
Simulations Plus, Inc.	3,656	23,252
Streamline Health Solutions, Inc. (a)	5,177	21,226
		9,190,487
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(d)	10,064	201,280
Affymetrix, Inc. (a)(d)	24,123	282,239
Albany Molecular Research, Inc. (a)(d)	6,932	112,437
Apricus Biosciences, Inc. (a)(d)	2,588	5,694
BG Medicine, Inc. (a)(d)	1,419	1,015
Bio-Techne Corp.	8,575	836,320
Bruker Corp. (a)	36,387	692,445
Compugen Ltd. (a)(d)	13,859	115,861
Fluidigm Corp. (a)(d)	6,033	266,659
Furiex Pharmaceuticals, Inc. rights	1,322	12,916
Harvard Bioscience, Inc. (a)	4,275	23,342
ICON PLC (a)(d)	13,155	907,827
Illumina, Inc. (a)	30,527	5,966,807
INC Research Holdings, Inc. Class A	10,483	313,756
Luminex Corp. (a)	8,928	140,527
Nanostring Technologies, Inc. (a)(d)	4,162	43,743
NeoGenomics, Inc. (a)	16,779	76,177
Pacific Biosciences of California, Inc. (a)	13,934	87,784
PAREXEL International Corp. (a)	11,543	744,062
PRA Health Sciences, Inc. (d)	13,284	418,712
pSivida Corp. (a)	3,298	14,511
QIAGEN NV (a)(d)	50,087	1,265,198
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Response Genetics, Inc. (a)	6,802	$ 4,088
Sequenom, Inc. (a)(d)	25,489	89,212
VWR Corp. (d)	28,241	693,317
		13,315,929
Pharmaceuticals - 1.5%
Acasti Pharma, Inc. (a)	18,131	9,972
AcelRx Pharmaceuticals, Inc. (a)(d)	10,541	93,393
Achaogen, Inc. (a)	4,355	48,645
Acura Pharmaceuticals, Inc. (a)(d)	4,909	4,173
Aerie Pharmaceuticals, Inc. (a)(d)	5,650	158,878
Agile Therapeutics, Inc. (a)	3,497	37,907
Akorn, Inc. (a)	23,162	1,246,347
Alcobra Pharma Ltd. (a)(d)	1,817	13,682
Alexza Pharmaceuticals, Inc. (a)(d)	2,516	5,309
Alimera Sciences, Inc. (a)(d)	10,604	55,459
Amphastar Pharmaceuticals, Inc. (a)	9,040	126,560
ANI Pharmaceuticals, Inc. (a)(d)	2,437	164,156
Aratana Therapeutics, Inc. (a)	7,033	135,456
Assembly Biosciences, Inc. (a)	1,510	20,400
AstraZeneca PLC rights (a)	3,011	0
Bio Path Holdings, Inc. (a)(d)	24,674	45,647
Biodelivery Sciences International, Inc. (a)	11,532	172,922
Cardiome Pharma Corp. (a)	2,219	21,702
Cempra, Inc. (a)	9,299	307,983
Columbia Laboratories, Inc. (a)	2,768	19,210
Corcept Therapeutics, Inc. (a)(d)	22,873	75,710
Cumberland Pharmaceuticals, Inc. (a)	4,718	28,638
CymaBay Therapeutics, Inc. (a)	3,086	26,077
DepoMed, Inc. (a)(d)	12,456	273,409
Dermira, Inc.	5,807	97,151
Dipexium Pharmaceuticals, Inc.	1,054	14,998
Durect Corp. (a)	26,846	28,188
Egalet Corp. (d)	3,982	59,770
Endo Health Solutions, Inc. (a)(d)	34,450	2,948,920
Endocyte, Inc. (a)(d)	7,252	42,062
Flamel Technologies SA sponsored ADR (a)(d)	8,865	138,737
Foamix Pharmaceuticals Ltd. (a)	5,735	51,386
GW Pharmaceuticals PLC ADR (a)(d)	2,587	209,340
Heska Corp. (a)	893	19,200
Horizon Pharma PLC (a)(d)	25,772	529,099
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Impax Laboratories, Inc. (a)(d)	15,304	$ 616,598
Imprimis Pharmaceuticals, Inc. (a)(d)	2,451	18,701
IntelliPharmaCeutics International Corp. (a)	4,988	12,719
Intersect ENT, Inc.	5,157	136,196
Intra-Cellular Therapies, Inc. (a)(d)	6,163	153,151
Jazz Pharmaceuticals PLC (a)(d)	13,345	2,269,851
Lipocine, Inc. (a)	1,538	11,135
MediWound Ltd. (a)	5,594	43,242
Mylan N.V. (a)(d)	80,668	4,624,293
Nektar Therapeutics (a)(d)	26,694	348,891
NeuroBioPharm, Inc.:
Class A (a)(d)	213	17
warrants (a)(d)	427	0
Ocera Therapeutics, Inc. (a)	5,923	33,435
Omeros Corp. (a)(d)	8,037	167,732
Oramed Pharmaceuticals, Inc. (a)	1,051	4,751
Pacira Pharmaceuticals, Inc. (a)(d)	7,622	874,777
Pain Therapeutics, Inc. (a)	8,191	15,563
Parnell Pharmaceuticals Holdings Ltd.	1,667	7,068
Pernix Therapeutics Holdings, Inc. (a)(d)	8,985	96,409
Phibro Animal Health Corp. Class A	3,739	135,614
Pozen, Inc. (a)	7,750	56,808
ProPhase Labs, Inc. (a)	1,566	2,161
Relypsa, Inc. (a)(d)	7,206	279,593
Repros Therapeutics, Inc. (a)(d)	5,884	54,192
Revance Therapeutics, Inc. (d)	4,856	77,939
Sagent Pharmaceuticals, Inc. (a)(d)	6,834	185,748
Salix Pharmaceuticals Ltd. (a)	13,642	2,144,522
SciClone Pharmaceuticals, Inc. (a)(d)	11,681	90,061
Shire PLC sponsored ADR	11,169	2,701,893
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	5,721
Sucampo Pharmaceuticals, Inc. Class A (a)	8,810	135,498
Supernus Pharmaceuticals, Inc. (a)(d)	12,699	114,164
Tetraphase Pharmaceuticals, Inc. (a)(d)	6,677	263,474
The Medicines Company (a)	14,901	428,627
Theravance Biopharma, Inc. (a)(d)	7,273	158,042
Theravance, Inc. (d)	25,668	463,564
VIVUS, Inc. (a)(d)	23,719	61,907
XenoPort, Inc. (a)	12,447	85,262
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zogenix, Inc. (a)(d)	35,135	$ 59,027
ZS Pharma, Inc.	4,435	219,399
		24,388,231
TOTAL HEALTH CARE		276,542,405
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	4,810	131,842
American Science & Engineering, Inc.	1,772	92,658
API Technologies Corp. (a)	14,000	27,300
Arotech Corp. (a)	3,058	7,614
Astronics Corp. (a)	3,135	218,071
Astrotech Corp. (a)(d)	3,584	10,788
BE Aerospace, Inc.	22,556	1,433,208
Elbit Systems Ltd.	9,427	606,062
Erickson Air-Crane, Inc. (a)(d)	2,141	13,167
Innovative Solutions & Support, Inc. (a)(d)	1,668	6,989
KEYW Holding Corp. (a)(d)	7,515	65,606
KLX, Inc. (a)	11,222	448,207
Kratos Defense & Security Solutions, Inc. (a)(d)	11,511	66,418
LMI Aerospace, Inc. (a)(d)	6,215	88,502
Taser International, Inc. (a)(d)	11,336	266,169
TAT Technologies Ltd.	863	5,420
		3,488,021
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	16,842	151,410
Atlas Air Worldwide Holdings, Inc. (a)(d)	4,989	226,251
C.H. Robinson Worldwide, Inc.	31,245	2,321,504
Echo Global Logistics, Inc. (a)(d)	5,126	148,859
Expeditors International of Washington, Inc. (d)	40,822	1,971,703
Forward Air Corp.	6,662	356,417
Hub Group, Inc. Class A (a)	8,133	328,329
Park-Ohio Holdings Corp.	3,511	202,760
UTi Worldwide, Inc. (a)(d)	22,061	288,558
		5,995,791
Airlines - 0.8%
Allegiant Travel Co.	3,726	684,168
American Airlines Group, Inc.	154,593	7,405,005
Hawaiian Holdings, Inc. (a)(d)	11,362	210,311
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)(d)	62,184	$ 1,068,943
Republic Airways Holdings, Inc. (a)	11,681	150,334
Ryanair Holdings PLC sponsored ADR	24,387	1,544,916
SkyWest, Inc.	11,562	169,036
Spirit Airlines, Inc. (a)	15,648	1,217,101
Virgin America, Inc. (d)	8,985	314,834
		12,764,648
Building Products - 0.1%
AAON, Inc.	11,037	248,443
American Woodmark Corp. (a)	3,771	198,581
Apogee Enterprises, Inc.	7,403	339,428
Builders FirstSource, Inc. (a)(d)	22,858	137,834
China Ceramics Co. Ltd.	1,500	1,560
Gibraltar Industries, Inc. (a)	5,515	80,850
Insteel Industries, Inc.	3,842	83,410
Nortek, Inc. (a)	3,910	303,612
Patrick Industries, Inc. (a)	2,173	120,058
PGT, Inc. (a)	9,909	100,775
Tecogen, Inc. New (a)(d)	3,759	20,637
Universal Forest Products, Inc. (d)	3,549	191,823
		1,827,011
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	4,143	18,229
CECO Environmental Corp. (d)	5,819	82,804
China Recycling Energy Corp. (a)(d)	8,068	7,350
Cintas Corp. (d)	24,946	2,082,492
Copart, Inc. (a)	26,787	1,002,370
Courier Corp.	2,416	58,854
Fuel Tech, Inc. (a)	2,055	6,658
G&K Services, Inc. Class A	4,320	310,997
Healthcare Services Group, Inc. (d)	14,458	485,355
Heritage-Crystal Clean, Inc. (a)	3,299	40,578
Herman Miller, Inc.	12,867	398,491
Hudson Technologies, Inc. (a)	9,731	37,951
Industrial Services of America, Inc. (a)	694	3,685
InnerWorkings, Inc. (a)	12,464	79,146
Interface, Inc.	13,307	268,668
Intersections, Inc. (d)	1,282	4,808
Kimball International, Inc. Class B	7,274	69,467
MagneGas Corp. (a)(d)	7,634	6,649
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Matthews International Corp. Class A (d)	7,782	$ 376,415
McGrath RentCorp. (d)	6,571	210,206
Mobile Mini, Inc.	11,481	476,347
Multi-Color Corp.	3,354	229,011
Performant Financial Corp. (a)(d)	14,422	75,716
Perma-Fix Environmental Services, Inc. (a)	973	4,106
Pointer Telocation Ltd. (a)	1,202	9,929
Quest Resource Holding Corp. (a)(d)	30,682	38,353
R.R. Donnelley & Sons Co. (d)	42,542	811,276
SP Plus Corp. (a)	4,508	101,926
Stericycle, Inc. (a)	18,260	2,464,552
Swisher Hygiene, Inc. (a)	1,825	3,504
Tetra Tech, Inc. (d)	13,557	344,755
U.S. Ecology, Inc. (d)	4,861	237,314
United Stationers, Inc.	8,440	340,892
Virco Manufacturing Co. (a)	1,086	2,606
West Corp.	17,858	609,851
		11,301,311
Construction & Engineering - 0.0%
Abengoa SA sponsored ADR Class B (d)	2,488	41,699
Aegion Corp. (a)(d)	8,406	152,065
Great Lakes Dredge & Dock Corp. (a)	11,521	70,278
Integrated Electrical Services, Inc. (a)	3,708	29,664
Layne Christensen Co. (a)(d)	4,863	31,610
MYR Group, Inc. (a)	3,835	105,999
Northwest Pipe Co. (a)	2,404	58,225
Primoris Services Corp.	13,729	283,504
Sterling Construction Co., Inc. (a)	3,450	9,522
		782,566
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,672	3,260
Allied Motion Technologies, Inc.	1,647	45,885
American Superconductor Corp. (a)(d)	14,941	12,425
Ballard Power Systems, Inc. (a)(d)	29,339	67,592
Blue Earth, Inc. (a)(d)	28,116	32,615
Broadwind Energy, Inc. (a)	1,948	9,643
Capstone Turbine Corp. (a)(d)	68,135	48,212
Encore Wire Corp.	4,877	181,863
Enphase Energy, Inc. (a)(d)	9,318	128,402
Franklin Electric Co., Inc.	11,182	407,919
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
FuelCell Energy, Inc. (a)(d)	52,574	$ 68,872
Highpower International, Inc. (a)(d)	2,296	11,687
Hydrogenics Corp. (a)(d)	1,558	21,376
Ideal Power, Inc. (a)(d)	1,350	10,449
Jinpan International Ltd.	5,036	26,540
LSI Industries, Inc.	7,559	59,489
MagneTek, Inc. (a)	403	17,958
Ocean Power Technologies, Inc. (a)	1,435	732
Pioneer Power Solutions, Inc. (a)	1,000	9,100
Plug Power, Inc. (a)(d)	37,074	114,188
Powell Industries, Inc.	2,503	84,451
Power Solutions International, Inc. (a)(d)	2,380	134,541
Preformed Line Products Co.	1,863	85,605
Real Goods Solar, Inc. Class A (a)(d)	5,918	2,401
Revolution Lighting Technologies, Inc. (a)(d)	32,251	35,476
SolarCity Corp. (a)(d)	20,656	1,060,892
Ultralife Corp. (a)	1,473	5,229
Vicor Corp. (a)	6,376	84,036
		2,770,838
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (d)	12,617	262,938
Machinery - 0.7%
6D Global Technologies, Inc. (a)(d)	15,498	134,058
Adept Technology, Inc. (a)(d)	1,739	11,460
Altra Industrial Motion Corp.	4,627	126,317
American Railcar Industries, Inc. (d)	4,611	258,954
ARC Group Worldwide, Inc. (a)(d)	2,040	12,730
Astec Industries, Inc.	6,280	268,596
Chart Industries, Inc. (a)(d)	8,296	289,862
Cleantech Solutions International, Inc. (a)(d)	197	690
Columbus McKinnon Corp. (NY Shares)	3,909	103,823
Commercial Vehicle Group, Inc. (a)	7,129	40,849
Dynamic Materials Corp.	2,673	43,169
Eastern Co.	2,159	42,468
Energy Recovery, Inc. (a)(d)	12,403	42,046
ExOne Co. (a)(d)	3,539	53,545
FreightCar America, Inc.	2,812	88,016
Gencor Industries, Inc. (a)	519	5,133
Hardinge, Inc.	2,221	25,364
Hurco Companies, Inc.	1,444	49,284
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Key Technology, Inc. (a)	313	$ 4,006
L.B. Foster Co. Class A	2,166	106,177
Lincoln Electric Holdings, Inc.	16,274	1,123,557
Manitex International, Inc. (a)(d)	2,422	28,459
MFRI, Inc. (a)	997	6,431
Middleby Corp. (a)	12,333	1,314,821
NN, Inc.	4,574	126,746
Nordson Corp.	12,979	998,474
Omega Flex, Inc.	2,204	62,814
PACCAR, Inc.	75,780	4,853,709
PMFG, Inc. (a)(d)	4,099	18,855
RBC Bearings, Inc.	5,593	347,046
Sun Hydraulics Corp.	5,732	221,828
Tecumseh Products Co. (a)	1,527	4,718
TriMas Corp. (a)	9,488	284,260
Twin Disc, Inc.	1,895	34,849
Westport Innovations, Inc. (a)	15,220	83,862
Woodward, Inc.	14,223	690,527
		11,907,503
Marine - 0.0%
Diana Containerships, Inc. (d)	12,243	30,485
DryShips, Inc. (d)	144,206	137,010
Eagle Bulk Shipping, Inc. (a)	8,465	93,115
Euroseas Ltd. (a)	2,727	2,040
Knightsbridge Shipping Ltd. (d)	3,986	19,651
Paragon Shipping, Inc. Class A (a)	5,459	10,099
Rand Logistics, Inc. (a)(d)	1,744	5,790
Seanergy Martime Holdings Corp. (a)	799	647
Star Bulk Carriers Corp. (a)(d)	24,681	114,026
Ultrapetrol (Bahamas) Ltd. (a)(d)	25,032	41,803
		454,666
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(d)	6,629	235,330
Acacia Research Corp. (d)	12,179	152,725
Advisory Board Co. (a)(d)	9,090	491,951
Barrett Business Services, Inc.	1,588	59,153
Corp. Resources Services, Inc. (a)	25,367	4,011
CRA International, Inc. (a)	1,883	56,659
Exponent, Inc.	2,881	249,293
Heidrick & Struggles International, Inc.	3,452	82,641
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Hudson Global, Inc. (a)	2,817	$ 7,719
Huron Consulting Group, Inc. (a)	5,087	339,049
ICF International, Inc. (a)	3,858	161,650
Kelly Services, Inc. Class A (non-vtg.)	9,780	169,292
Kforce, Inc.	6,175	145,730
Lightbridge Corp. (a)(d)	2,205	2,668
Odyssey Marine Exploration, Inc. (a)(d)	6,577	4,591
Paylocity Holding Corp. (d)	10,944	327,116
Pendrell Corp. (a)	43,183	49,229
RCM Technologies, Inc. (a)	2,327	14,148
Resources Connection, Inc.	7,892	139,846
RPX Corp. (a)	15,999	233,265
Verisk Analytics, Inc. (a)	35,275	2,533,098
VSE Corp.	1,152	91,250
		5,550,414
Road & Rail - 0.6%
AMERCO	4,212	1,376,566
ArcBest Corp.	5,710	239,135
Avis Budget Group, Inc. (a)	22,843	1,384,743
Covenant Transport Group, Inc. Class A (a)	3,497	111,379
Heartland Express, Inc. (d)	19,537	491,746
J.B. Hunt Transport Services, Inc. (d)	24,870	2,126,385
Landstar System, Inc.	9,046	635,210
Marten Transport Ltd.	6,321	146,584
Old Dominion Freight Lines, Inc. (a)	18,236	1,424,596
P.A.M. Transportation Services, Inc. (a)	1,681	88,202
Patriot Transportation Holding, Inc. (a)	659	14,847
Providence & Worcester Railroad Co.	595	11,008
Quality Distribution, Inc. (a)	6,505	71,490
Saia, Inc. (a)(d)	5,257	241,980
Student Transportation, Inc. (d)	24,659	141,433
U.S.A. Truck, Inc. (a)	2,505	76,277
Universal Truckload Services, Inc.	8,229	210,251
Werner Enterprises, Inc. (d)	14,738	472,648
YRC Worldwide, Inc. (a)	6,880	135,605
		9,400,085
Trading Companies & Distributors - 0.3%
Aceto Corp.	9,181	196,565
Beacon Roofing Supply, Inc. (a)(d)	11,132	334,183
DXP Enterprises, Inc. (a)	3,236	148,209
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Essex Rental Corp. (a)	2,219	$ 1,669
Fastenal Co. (d)	63,396	2,634,104
General Finance Corp. (a)(d)	6,826	63,414
H&E Equipment Services, Inc.	6,898	168,863
HD Supply Holdings, Inc. (a)	41,961	1,238,059
Houston Wire & Cable Co.	3,327	35,299
Lawson Products, Inc. (a)	2,169	59,214
Rush Enterprises, Inc.:
Class A (a)(d)	7,193	200,900
Class B (a)	1,472	37,521
Stock Building Supply Holdings, Inc. (a)	7,546	117,189
Titan Machinery, Inc. (a)(d)	5,811	83,795
Willis Lease Finance Corp. (a)	2,622	55,953
		5,374,937
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (d)	2,087	78,951
TOTAL INDUSTRIALS		71,959,680
INFORMATION TECHNOLOGY - 46.0%
Communications Equipment - 4.4%
ADTRAN, Inc. (d)	11,441	246,325
Alliance Fiber Optic Products, Inc. (d)	2,981	48,888
Applied Optoelectronics, Inc. (a)(d)	2,449	30,564
Arris Group, Inc. (a)	31,323	920,270
Aruba Networks, Inc. (a)	23,234	576,436
AudioCodes Ltd. (a)(d)	14,232	72,441
Aviat Networks, Inc. (a)	16,549	21,017
Bel Fuse, Inc.:
Class A	300	5,826
Class B (non-vtg.)	2,100	40,089
Black Box Corp.	3,826	84,134
Brocade Communications Systems, Inc.	92,493	1,145,988
CalAmp Corp. (a)(d)	7,337	140,504
Ceragon Networks Ltd. (a)(d)	5,140	6,168
Cisco Systems, Inc.	1,101,524	32,505,973
Clearfield, Inc. (a)(d)	3,434	47,801
ClearOne, Inc.	2,453	25,143
CommScope Holding Co., Inc. (a)	40,409	1,272,884
Communications Systems, Inc.	2,071	23,030
Comtech Telecommunications Corp.	4,060	145,104
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Digi International, Inc. (a)	4,245	$ 44,912
DragonWave, Inc. (a)(d)	15,246	13,537
EchoStar Holding Corp. Class A (a)	9,802	532,739
EMCORE Corp. (a)	8,637	46,726
Energous Corp. (d)	2,121	21,401
EXFO, Inc. (sub. vtg.) (a)	2,252	8,449
Extreme Networks, Inc. (a)	22,118	78,519
F5 Networks, Inc. (a)(d)	15,814	1,867,871
Finisar Corp. (a)(d)	21,418	449,992
Gilat Satellite Networks Ltd. (a)	8,347	40,233
Harmonic, Inc. (a)(d)	20,278	158,371
Infinera Corp. (a)(d)	27,481	468,551
InterDigital, Inc. (d)	7,926	419,048
Ituran Location & Control Ltd.	5,894	135,798
Ixia (a)(d)	17,637	200,709
JDS Uniphase Corp. (a)(d)	49,007	674,826
KVH Industries, Inc. (a)	2,995	38,426
Meru Networks, Inc. (a)(d)	4,364	11,565
Mitel Networks Corp. (a)(d)	21,596	219,415
MRV Communications, Inc. (a)	1,761	17,504
NETGEAR, Inc. (a)(d)	9,782	315,372
Novatel Wireless, Inc. (a)	11,045	58,097
NumereX Corp. Class A (a)(d)	5,615	63,506
Oclaro, Inc. (a)(d)	28,120	49,210
Parkervision, Inc. (a)(d)	10,867	10,325
PC-Tel, Inc.	4,801	38,888
Polycom, Inc. (a)	26,775	370,031
Procera Networks, Inc. (a)(d)	4,841	44,924
QUALCOMM, Inc.	358,419	25,988,962
Radware Ltd. (a)	9,784	207,812
Riverbed Technology, Inc. (a)	32,714	685,031
ShoreTel, Inc. (a)	11,954	89,057
Sierra Wireless, Inc. (a)(d)	6,679	250,863
Silicom Ltd.	1,869	86,927
Sonus Networks, Inc. (a)	11,577	197,504
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	51,463	665,417
Tessco Technologies, Inc.	1,777	39,716
Ubiquiti Networks, Inc. (d)	18,794	594,642
UTStarcom Holdings Corp. (a)	8,881	25,577
ViaSat, Inc. (a)(d)	10,393	679,079
Westell Technologies, Inc. Class A (a)	3,694	5,282
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Wi-Lan, Inc.	35,463	$ 93,331
xG Technology, Inc. (a)	4,785	2,153
Zhone Technologies, Inc. (a)	5,132	7,210
		73,376,093
Electronic Equipment & Components - 1.0%
Acorn Energy, Inc. (a)	1,217	767
Agilysys, Inc. (a)	6,720	66,461
CDW Corp.	36,787	1,384,295
China BAK Battery, Inc. (a)	782	2,119
Chyronhego Corp. (a)	12,452	35,115
ClearSign Combustion Corp. (a)(d)	1,890	12,682
Cognex Corp. (a)(d)	18,678	834,720
Coherent, Inc. (a)	5,402	347,024
Control4 Corp. (a)(d)	5,633	73,116
CUI Global, Inc. (a)(d)	5,386	30,700
Daktronics, Inc.	12,976	132,744
Deswell Industries, Inc.	1,530	2,892
Digital Ally, Inc. (a)(d)	179	2,307
DTS, Inc. (a)	3,805	112,133
Echelon Corp. (a)	3,399	3,841
Electro Rent Corp.	6,715	86,758
Electro Scientific Industries, Inc.	8,358	57,754
FARO Technologies, Inc. (a)	3,821	229,145
FEI Co. (d)	8,977	709,093
Flextronics International Ltd. (a)	124,176	1,512,464
FLIR Systems, Inc.	30,018	968,981
Frequency Electronics, Inc. (a)	801	9,804
GSI Group, Inc. (a)	11,770	154,776
Hollysys Automation Technologies Ltd.	12,372	230,490
I. D. Systems Inc. (a)	2,220	14,319
Identiv, Inc. (a)	2,829	27,356
II-VI, Inc. (a)(d)	12,345	215,914
Insight Enterprises, Inc. (a)	8,240	216,712
IPG Photonics Corp. (a)(d)	11,195	1,073,601
Itron, Inc. (a)(d)	7,776	283,668
KEY Tronic Corp. (a)	2,433	25,036
Kimball Electronics, Inc. (a)	6,375	79,815
Littelfuse, Inc.	5,018	503,406
LoJack Corp. (a)	1,208	3,443
LRAD Corp. (a)	5,254	13,923
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Magal Security Systems Ltd. (a)	1,252	$ 6,435
Maxwell Technologies, Inc. (a)(d)	6,789	51,189
Mercury Systems, Inc. (a)	7,582	129,046
Mesa Laboratories, Inc.	786	58,062
MicroVision, Inc. (a)(d)	15,058	32,977
MOCON, Inc.	740	11,840
MTS Systems Corp.	2,961	214,524
Multi-Fineline Electronix, Inc. (a)	4,768	88,828
Napco Security Technolgies, Inc. (a)	2,823	15,668
National Instruments Corp.	27,180	846,385
Neonode, Inc. (a)(d)	11,949	36,683
NetList, Inc. (a)	1,689	2,280
Newport Corp. (a)	10,526	210,099
Orbotech Ltd. (a)	10,103	162,557
OSI Systems, Inc. (a)	3,845	278,647
PC Connection, Inc.	6,359	162,918
PC Mall, Inc. (a)	1,383	13,291
Perceptron, Inc.	784	9,016
Planar Systems, Inc. (a)(d)	3,615	22,232
Plexus Corp. (a)	8,201	330,090
RadiSys Corp. (a)	1,899	4,463
Research Frontiers, Inc. (a)(d)	3,992	21,637
Richardson Electronics Ltd.	2,997	27,393
RMG Networks Holding Corp. (a)	2,029	2,313
Rofin-Sinar Technologies, Inc. (a)(d)	7,210	172,824
Sanmina Corp. (a)	17,913	406,625
ScanSource, Inc. (a)	5,870	213,433
Speed Commerce, Inc. (a)(d)	10,191	7,542
Supercom Ltd. (a)	1,796	14,260
Tech Data Corp. (a)(d)	7,814	464,933
Trimble Navigation Ltd. (a)(d)	55,098	1,440,262
TTM Technologies, Inc. (a)(d)	21,045	185,406
Uni-Pixel, Inc. (a)	1,194	8,155
Universal Display Corp. (a)(d)	9,788	336,609
Viasystems Group, Inc. (a)	4,645	81,334
Wayside Technology Group, Inc.	667	11,339
Zebra Technologies Corp. Class A (a)	10,660	970,593
		16,509,262
Internet Software & Services - 10.6%
21Vianet Group, Inc. ADR (a)(d)	10,013	173,225
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Actua Corp. (a)(d)	9,705	$ 162,656
Akamai Technologies, Inc. (a)	38,093	2,647,844
Angie's List, Inc. (a)(d)	11,010	74,207
Autobytel, Inc. (a)	1,168	15,056
Baidu.com, Inc. sponsored ADR (a)	59,677	12,159,189
Bazaarvoice, Inc. (a)(d)	17,500	161,875
Benefitfocus, Inc. (a)(d)	6,179	201,188
Blucora, Inc. (a)(d)	7,345	108,853
Borderfree, Inc. (a)	7,620	58,750
Brightcove, Inc. (a)	5,896	46,048
BroadVision, Inc. (a)	599	3,654
Carbonite, Inc. (a)	6,687	100,773
China Finance Online Co. Ltd. ADR (a)(d)	2,033	11,547
ChinaCache International Holdings Ltd. sponsored ADR (a)	4,546	45,142
Cimpress NV (a)(d)	6,893	575,566
comScore, Inc. (a)	8,379	432,273
Constant Contact, Inc. (a)(d)	6,828	282,201
Cornerstone OnDemand, Inc. (a)(d)	11,487	367,182
CoStar Group, Inc. (a)(d)	6,885	1,371,217
Criteo SA sponsored ADR (a)(d)	9,156	415,316
Cyren Ltd. (a)	3,908	10,942
DealerTrack Holdings, Inc. (a)(d)	11,959	475,609
E2open, Inc. (a)(d)	6,586	56,442
EarthLink Holdings Corp.	22,058	94,188
eBay, Inc. (a)	267,576	15,495,326
eGain Communications Corp. (a)(d)	3,510	12,215
Endurance International Group Holdings, Inc. (a)(d)	28,565	531,880
Equinix, Inc.	11,781	2,641,006
Facebook, Inc. Class A (a)	479,184	37,841,160
Five9, Inc. (d)	13,232	51,605
GigaMedia Ltd. (a)	5,039	4,132
Gogo, Inc. (a)(d)	20,951	376,699
Google, Inc.:
Class A (a)	61,831	34,787,976
Class C (a)	72,716	40,604,614
HomeAway, Inc. (a)(d)	20,000	619,900
Hortonworks, Inc. (d)	9,752	224,589
IAC/InterActiveCorp	16,528	1,114,318
Internap Network Services Corp. (a)	12,094	115,135
iPass, Inc. (a)(d)	4,991	4,741
j2 Global, Inc.	10,208	686,488
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Jiayuan.com International Ltd. sponsored ADR	1,386	$ 6,639
Ku6 Media Co. Ltd. sponsored ADR (a)(d)	2,051	1,928
Limelight Networks, Inc. (a)	18,128	60,548
Liquidity Services, Inc. (a)(d)	7,569	74,782
LiveDeal, Inc. (a)(d)	1,819	5,366
LivePerson, Inc. (a)	11,313	130,495
LogMeIn, Inc. (a)(d)	5,550	292,485
Marchex, Inc. Class B	10,178	42,035
Marketo, Inc. (a)(d)	10,976	306,779
MeetMe, Inc. (a)	4,787	9,287
MercadoLibre, Inc. (d)	9,497	1,243,822
Momo, Inc. ADR (d)	9,526	107,739
Net Element International, Inc. (a)(d)	9,087	10,904
NetEase, Inc. sponsored ADR	15,995	1,600,140
NIC, Inc. (d)	17,427	304,973
Perficient, Inc. (a)	7,098	141,108
Perion Network Ltd. (a)(d)	17,783	61,351
Points International Ltd. (a)	3,204	31,207
QuinStreet, Inc. (a)	11,402	76,507
RealNetworks, Inc. (a)	10,726	76,262
Reis, Inc.	2,133	51,640
Remark Media, Inc. (a)(d)	1,698	7,811
RetailMeNot, Inc. (a)(d)	12,012	209,369
Rightside Group Ltd. (a)	4,742	33,479
Rocket Fuel, Inc. (a)(d)	8,960	87,539
SciQuest, Inc. (a)(d)	6,325	110,118
Selectica, Inc. (a)	245	1,267
Sify Technologies Ltd. sponsored ADR	1,965	2,771
SINA Corp. (a)(d)	14,147	525,137
Sohu.com, Inc. (a)	8,447	444,481
SPS Commerce, Inc. (a)	3,616	248,419
Stamps.com, Inc. (a)	3,667	205,572
Support.com, Inc. (a)	10,212	17,463
Synacor, Inc. (a)(d)	2,654	5,892
TechTarget, Inc. (a)	6,480	78,667
TheStreet.com, Inc.	8,907	17,903
Travelzoo, Inc. (a)	2,792	28,143
TrueCar, Inc. (d)	16,163	321,644
Tucows, Inc. (a)	4,510	85,374
United Online, Inc. (a)	2,343	38,355
Unwired Planet, Inc. (a)	19,751	15,208
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)(d)	26,231	$ 1,679,309
Viggle, Inc. (a)(d)	2,471	4,164
Web.com Group, Inc. (a)(d)	10,711	191,191
WebMD Health Corp. (a)(d)	8,220	362,091
Weibo Corp. sponsored ADR (d)	9,678	129,105
Wix.com Ltd. (a)(d)	8,074	147,996
Xoom Corp. (a)(d)	7,992	136,264
Xunlei Ltd. sponsored ADR	788	5,358
Yahoo!, Inc. (a)	203,884	9,027,984
Yandex NV (a)	53,881	886,342
YY, Inc. ADR (a)(d)	7,245	381,739
Zillow Group, Inc. (a)(d)	7,333	841,462
Zix Corp. (a)	11,279	45,116
		176,121,457
IT Services - 2.1%
Acxiom Corp. (a)	15,973	319,460
Amdocs Ltd.	33,773	1,773,083
Automatic Data Processing, Inc.	103,767	9,218,660
Blackhawk Network Holdings, Inc. (a)	6,375	233,835
Blackhawk Network Holdings, Inc. (a)(d)	4,655	172,421
Cardtronics, Inc. (a)(d)	9,847	360,302
Cass Information Systems, Inc.	2,621	131,574
China Information Technology, Inc. (a)(d)	4,390	14,838
Cognizant Technology Solutions Corp. Class A (a)	130,989	8,184,848
Computer Task Group, Inc.	3,669	27,994
CSG Systems International, Inc.	7,058	211,105
Datalink Corp. (a)	6,118	69,500
Edgewater Technology, Inc. (a)	1,090	7,739
Euronet Worldwide, Inc. (a)	11,420	645,230
ExlService Holdings, Inc. (a)	6,650	232,085
Fiserv, Inc. (a)(d)	52,311	4,083,920
Forrester Research, Inc.	5,615	211,236
Hackett Group, Inc.	6,888	60,683
iGATE Corp. (a)(d)	18,235	780,458
Information Services Group, Inc.	9,114	35,636
Innodata, Inc. (a)	1,720	4,592
InterCloud Systems, Inc. (a)(d)	1,008	2,369
Jack Henry & Associates, Inc.	17,023	1,115,007
JetPay Corp. (a)(d)	3,116	7,790
Lionbridge Technologies, Inc. (a)	13,506	76,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
ManTech International Corp. Class A	4,909	$ 162,488
Mattersight Corp. (a)(d)	6,325	45,224
ModusLink Global Solutions, Inc. (a)(d)	17,854	66,774
MoneyGram International, Inc. (a)(d)	10,894	92,545
NCI, Inc. Class A	868	10,442
Net 1 UEPS Technologies, Inc. (a)	9,695	132,434
Paychex, Inc.	77,598	3,867,096
PFSweb, Inc. (a)	4,209	47,099
Planet Payment, Inc. (a)	8,683	14,414
PRG-Schultz International, Inc. (a)	9,669	48,442
QIWI PLC Class B sponsored ADR (d)	8,138	191,731
Sabre Corp.	57,301	1,246,870
ServiceSource International, Inc. (a)(d)	18,774	69,839
Sykes Enterprises, Inc. (a)	8,853	205,832
Syntel, Inc. (a)	18,571	917,407
Sysorex Global Holdings Corp. (a)	2,625	3,570
Teletech Holdings, Inc.	10,301	250,314
Virtusa Corp. (a)	6,775	266,664
		35,619,589
Semiconductors & Semiconductor Equipment - 8.1%
Actions Semiconductor Co. Ltd. ADR (a)	5,005	7,658
Advanced Energy Industries, Inc. (a)	8,857	235,773
Advanced Micro Devices, Inc. (a)(d)	165,224	513,847
Aixtron AG sponsored ADR (a)(d)	770	6,122
Alpha & Omega Semiconductor Ltd. (a)	8,910	79,032
Altera Corp.	65,198	2,412,978
Ambarella, Inc. (a)(d)	6,340	363,853
Amkor Technology, Inc. (a)(d)	54,073	526,130
Amtech Systems, Inc. (a)	1,954	21,142
ANADIGICS, Inc. (a)(d)	5,180	6,164
Analog Devices, Inc.	68,389	4,003,492
Applied Materials, Inc. (d)	261,663	6,554,658
Applied Micro Circuits Corp. (a)(d)	15,381	83,673
ARM Holdings PLC sponsored ADR (d)	26,519	1,417,971
Ascent Solar Technologies, Inc. (a)	198	279
ASM International NV (depositary receipt)	565	25,606
ASML Holding NV (d)	17,605	1,895,706
Atmel Corp.	90,750	756,855
Audience, Inc. (a)(d)	4,097	19,993
Avago Technologies Ltd.	54,414	6,944,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axcelis Technologies, Inc. (a)	28,638	$ 80,186
AXT, Inc. (a)	11,530	31,592
Broadcom Corp. Class A	116,040	5,248,489
Brooks Automation, Inc.	14,784	177,408
Cabot Microelectronics Corp. (a)	4,761	246,667
Camtek Ltd. (a)	4,082	12,532
Canadian Solar, Inc. (a)	11,585	343,206
Cascade Microtech, Inc. (a)	4,124	55,674
Cavium, Inc. (a)(d)	11,479	786,197
Ceva, Inc. (a)	4,501	89,615
China Sunergy Co. Ltd. ADR (a)	811	1,654
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	11,021	258,112
Cirrus Logic, Inc. (a)	13,648	410,941
Cohu, Inc.	9,402	102,388
Cree, Inc. (a)(d)	25,729	1,010,121
CVD Equipment Corp. (a)	958	13,699
Cypress Semiconductor Corp. (d)	34,116	503,211
Diodes, Inc. (a)	13,224	376,752
DSP Group, Inc. (a)	5,404	61,011
Entegris, Inc. (a)	29,080	389,963
Entropic Communications, Inc. (a)	15,161	44,725
EZchip Semiconductor Ltd. (a)	8,027	173,062
Fairchild Semiconductor International, Inc. (a)	25,511	444,912
First Solar, Inc. (a)(d)	21,257	1,269,999
FormFactor, Inc. (a)	10,975	107,775
GSI Technology, Inc. (a)	3,580	20,406
Hanwha Solarone Co. Ltd. ADR (a)(d)	12,262	14,101
Himax Technologies, Inc. sponsored ADR (d)	23,376	168,307
Ikanos Communications, Inc. (a)	765	2,532
Integrated Device Technology, Inc. (a)	31,203	644,030
Integrated Silicon Solution, Inc.	6,928	113,896
Intel Corp.	1,041,850	34,641,513
Intermolecular, Inc. (a)(d)	16,622	29,753
Intersil Corp. Class A	28,204	439,700
IXYS Corp.	9,471	113,368
JA Solar Holdings Co. Ltd. ADR (a)(d)	8,707	73,922
KLA-Tencor Corp.	35,375	2,297,783
Kopin Corp. (a)	11,693	50,631
Kulicke & Soffa Industries, Inc. (a)	15,712	251,392
Lam Research Corp.	34,565	2,850,230
Lattice Semiconductor Corp. (a)	24,413	164,055
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Linear Technology Corp.	50,436	$ 2,430,259
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	10,260	345,967
Marvell Technology Group Ltd.	110,494	1,781,163
Mattson Technology, Inc. (a)	14,743	70,472
Maxim Integrated Products, Inc.	60,364	2,076,220
Mellanox Technologies Ltd. (a)(d)	9,862	469,826
Micrel, Inc.	11,080	165,424
Microchip Technology, Inc. (d)	42,441	2,175,950
Micron Technology, Inc. (a)(d)	231,064	7,086,733
Microsemi Corp. (a)(d)	19,431	626,455
MKS Instruments, Inc.	10,845	383,479
Monolithic Power Systems, Inc.	8,053	424,635
MoSys, Inc. (a)(d)	17,551	31,592
Nanometrics, Inc. (a)(d)	5,662	101,237
Nova Measuring Instruments Ltd. (a)	5,479	61,310
NVE Corp.	1,425	90,801
NVIDIA Corp.	116,337	2,566,394
NXP Semiconductors NV (a)	49,560	4,207,396
O2Micro International Ltd. sponsored ADR (a)	3,450	8,694
Omnivision Technologies, Inc. (a)	12,696	340,380
ON Semiconductor Corp. (a)	93,259	1,189,052
PDF Solutions, Inc. (a)	6,279	113,901
Pericom Semiconductor Corp.	4,423	68,999
Photronics, Inc. (a)(d)	13,366	111,071
Pixelworks, Inc. (a)(d)	3,092	16,326
PMC-Sierra, Inc. (a)	53,323	506,569
Power Integrations, Inc.	6,497	356,425
Qorvo, Inc. (a)(d)	31,926	2,215,664
QuickLogic Corp. (a)(d)	8,825	16,856
Rambus, Inc. (a)(d)	32,545	390,540
Rubicon Technology, Inc. (a)(d)	3,052	13,307
SemiLEDs Corp. (a)	2,000	2,660
Semtech Corp. (a)	16,851	487,499
Sigma Designs, Inc. (a)	9,840	72,521
Silicon Image, Inc. (a)	16,470	120,066
Silicon Laboratories, Inc. (a)	9,160	463,862
Silicon Motion Technology Corp. sponsored ADR	7,503	199,505
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	12,973	114,811
Skyworks Solutions, Inc. (d)	40,746	3,575,462
SunEdison Semiconductor Ltd.	9,570	230,254
SunPower Corp. (a)(d)	28,107	917,975
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Synaptics, Inc. (a)(d)	7,860	$ 675,567
Tessera Technologies, Inc.	11,404	456,844
Texas Instruments, Inc.	227,643	13,385,408
Tower Semiconductor Ltd. (a)	12,434	200,063
Ultra Clean Holdings, Inc. (a)	10,799	89,200
Ultratech, Inc. (a)(d)	4,891	88,234
Veeco Instruments, Inc. (a)(d)	9,911	302,186
Vimicro International Corp. sponsored ADR (a)	5,829	55,259
Vitesse Semiconductor Corp. (a)	16,734	68,944
Xcerra Corp. (a)	11,454	104,002
Xilinx, Inc.	56,299	2,385,389
		134,429,565
Software - 8.9%
ACI Worldwide, Inc. (a)(d)	25,150	499,228
Activision Blizzard, Inc. (d)	154,411	3,600,865
Adobe Systems, Inc. (a)	107,440	8,498,504
Advent Software, Inc.	14,124	623,857
Allot Communications Ltd. (a)(d)	6,941	65,037
American Software, Inc. Class A	11,169	107,669
ANSYS, Inc. (a)	19,900	1,710,803
Aspen Technology, Inc. (a)(d)	19,507	753,068
Attunity Ltd. (a)	1,304	11,971
Autodesk, Inc. (a)	48,683	3,127,396
Aware, Inc.	5,225	23,617
Blackbaud, Inc.	10,488	476,155
BluePhoenix Solutions Ltd. (a)	284	753
Bottomline Technologies, Inc. (a)(d)	8,476	224,444
BroadSoft, Inc. (a)	6,004	188,886
CA Technologies, Inc.	95,426	3,103,254
Cadence Design Systems, Inc. (a)(d)	62,373	1,144,856
Callidus Software, Inc. (a)(d)	11,090	158,476
CDK Global, Inc.	34,540	1,617,508
Changyou.com Ltd. (A Shares) ADR (a)(d)	2,615	73,246
Check Point Software Technologies Ltd. (a)(d)	41,080	3,429,769
China Mobile Games & Entertainment Group Ltd. ADR (a)(d)	3,341	59,637
Citrix Systems, Inc. (a)	34,361	2,187,937
ClickSoftware Technologies Ltd. (a)	13,036	108,329
CommVault Systems, Inc. (a)(d)	9,642	465,419
Comverse, Inc. (a)	4,907	88,032
CounterPath Corp. (a)	9,524	4,295
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Covisint Corp. (a)	9,689	$ 24,223
CyberArk Software Ltd. (a)(d)	6,747	399,895
Datawatch Corp. (a)(d)	1,145	7,614
Descartes Systems Group, Inc. (a)	16,974	257,169
Digimarc Corp. (d)	1,317	34,927
Digital Turbine, Inc. (a)(d)	8,273	29,866
Ebix, Inc. (d)	7,377	193,868
Electronic Arts, Inc. (a)	66,823	3,820,939
EnerNOC, Inc. (a)(d)	6,605	89,101
Envivio, Inc. (a)	4,709	6,828
EPIQ Systems, Inc.	11,102	195,395
ePlus, Inc. (a)	1,688	140,391
Evolving Systems, Inc.	3,865	33,548
FalconStor Software, Inc. (a)	4,107	6,612
FireEye, Inc. (a)(d)	32,329	1,431,205
Fortinet, Inc. (a)	34,902	1,173,056
Glu Mobile, Inc. (a)(d)	23,738	119,402
Guidance Software, Inc. (a)(d)	5,863	34,416
Idreamsky Technology Ltd. ADR	1,917	21,547
Informatica Corp. (a)	22,897	983,312
Interactive Intelligence Group, Inc. (a)(d)	4,277	181,516
Intuit, Inc. (d)	61,251	5,979,935
Jive Software, Inc. (a)	16,872	85,372
Kofax Ltd. (a)(d)	19,739	134,620
KongZhong Corp. sponsored ADR	5,761	29,035
Liquid Holdings Group, Inc. (a)	5,292	1,509
Magic Software Enterprises Ltd. (d)	10,842	73,075
Majesco Entertainment Co. (a)	484	576
Manhattan Associates, Inc. (a)(d)	16,075	801,339
Materialise NV ADR (a)	1,990	15,980
Mentor Graphics Corp.	24,735	580,283
Microsoft Corp.	1,777,117	77,926,580
MicroStrategy, Inc. Class A (a)	2,154	384,144
Mitek Systems, Inc. (a)	10,386	33,235
MobileIron, Inc. (d)	17,753	158,534
Monotype Imaging Holdings, Inc. (d)	7,599	243,244
NetScout Systems, Inc. (a)(d)	9,797	395,015
NetSol Technologies, Inc. (a)	525	3,150
NICE Systems Ltd. sponsored ADR (d)	7,926	462,641
Nuance Communications, Inc. (a)(d)	67,723	968,439
Open Text Corp. (d)	26,026	1,516,049
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	24,720	$ 856,672
Park City Group, Inc. (a)(d)	3,147	40,030
Pegasystems, Inc.	15,977	316,185
Perfect World Co. Ltd. sponsored ADR Class B	13,429	251,525
Progress Software Corp. (a)	12,452	340,438
Proofpoint, Inc. (a)(d)	7,793	441,396
QAD, Inc. Class A	3,422	73,573
Qlik Technologies, Inc. (a)	20,203	655,385
Qualys, Inc. (a)(d)	7,098	326,721
RealPage, Inc. (a)(d)	17,088	345,690
Rovi Corp. (a)	20,609	512,752
Sapiens International Corp. NV (a)(d)	13,445	103,527
SeaChange International, Inc. (a)	5,960	44,998
Shanda Games Ltd. sponsored ADR (a)	13,838	77,493
Sky-mobi Ltd. ADR (a)	1,678	7,517
Smith Micro Software, Inc. (a)	2,943	4,385
Sonic Foundry, Inc. (a)	478	3,881
Sphere 3D Corp. (a)	7,442	33,563
Splunk, Inc. (a)	25,606	1,722,004
SS&C Technologies Holdings, Inc.	17,695	1,073,733
Sungy Mobile Ltd. ADR (a)(d)	1,283	6,017
Symantec Corp.	148,166	3,727,857
Synchronoss Technologies, Inc. (a)(d)	9,371	414,760
Synopsys, Inc. (a)	33,453	1,552,554
Take-Two Interactive Software, Inc. (a)(d)	18,006	476,979
Tangoe, Inc. (a)(d)	8,651	107,359
TeleCommunication Systems, Inc. Class A (a)	10,752	34,406
TeleNav, Inc. (a)	10,735	91,462
The9 Ltd. sponsored ADR (a)	1,168	1,939
TigerLogic Corp. (a)	4,013	2,015
TiVo, Inc. (a)	21,705	242,662
Top Image Systems Ltd. (a)	2,532	7,976
Tubemogul, Inc. (a)(d)	6,472	89,443
Ultimate Software Group, Inc. (a)(d)	6,083	1,001,536
Upland Software, Inc.	9,419	66,404
Varonis Systems, Inc. (d)	5,458	168,598
Vasco Data Security International, Inc. (a)(d)	8,543	218,872
Verint Systems, Inc. (a)(d)	12,878	783,948
Voltari Corp. (a)	320	235
Vringo, Inc. (a)(d)	14,917	10,408
Wave Systems Corp. Class A (a)(d)	8,768	7,365
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Yodlee, inc.	5,354	$ 69,013
Zynga, Inc. (a)	171,014	393,332
		148,037,204
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	1,264,522	162,440,453
Astro-Med, Inc.	1,438	20,146
Avid Technology, Inc. (a)	8,000	125,440
BlackBerry Ltd. (a)(d)	112,974	1,221,249
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	1,908
Concurrent Computer Corp.	867	5,323
Cray, Inc. (a)(d)	9,109	272,086
Dot Hill Systems Corp. (a)	15,765	64,006
Electronics for Imaging, Inc. (a)	11,444	464,626
Hutchinson Technology, Inc. (a)	4,355	15,112
Immersion Corp. (a)	4,526	37,656
Intevac, Inc. (a)	3,335	22,878
Logitech International SA	36,422	538,317
NetApp, Inc.	67,530	2,610,035
On Track Innovations Ltd. (a)(d)	5,512	6,890
QLogic Corp. (a)	18,082	271,411
Qumu Corp. (a)	1,799	27,003
SanDisk Corp.	47,502	3,796,835
Seagate Technology LLC (d)	70,455	4,306,210
Silicon Graphics International Corp. (a)(d)	8,041	74,218
Smart Technologies, Inc. Class A (a)(d)	3,897	4,949
Stratasys Ltd. (a)(d)	10,758	667,641
Super Micro Computer, Inc. (a)(d)	9,623	386,652
Transact Technologies, Inc.	1,837	11,977
U.S.A. Technologies, Inc. (a)(d)	9,132	21,506
Western Digital Corp.	50,029	5,352,102
		182,766,629
TOTAL INFORMATION TECHNOLOGY		766,859,799
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc. (d)	6,159	262,250
Balchem Corp. (d)	6,926	408,080
Burcon NutraScience Corp. (a)	2,165	5,715
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Codexis, Inc. (a)	11,313	$ 39,935
ForceField Energy, Inc. (a)(d)	2,236	16,658
Fuwei Films Holdings Co. Ltd. (a)	926	565
Gulf Resources, Inc. (a)	3,255	5,403
Hawkins, Inc.	2,297	89,560
Innophos Holdings, Inc.	4,368	245,176
Innospec, Inc.	5,675	250,665
Marrone Bio Innovations, Inc. (a)(d)	3,015	10,553
Metabolix, Inc. (a)(d)	2,402	1,561
Methanex Corp.	19,805	1,077,147
Northern Technologies International Corp. (a)	492	10,012
Penford Corp. (a)	2,357	44,382
Rentech, Inc. (a)	54,673	74,902
Senomyx, Inc. (a)(d)	9,851	52,407
Sigma Aldrich Corp.	26,077	3,600,191
		6,195,162
Construction Materials - 0.0%
Caesarstone Sdot-Yam Ltd. (d)	8,063	527,401
China Advanced Construction Materials Group, Inc. (a)	135	543
U.S. Concrete, Inc. (a)(d)	2,986	91,073
United States Lime & Minerals, Inc.	1,018	68,715
		687,732
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	1,083	54,865
Silgan Holdings, Inc. (d)	13,254	760,912
UFP Technologies, Inc. (a)	1,423	32,957
		848,734
Metals & Mining - 0.3%
Century Aluminum Co. (a)	20,002	379,438
China Gerui Adv Mat Group Ltd. (a)	583	472
China Natural Resources, Inc. (a)	3,570	7,211
Globe Specialty Metals, Inc.	14,566	242,524
Handy & Harman Ltd. (a)	2,127	89,185
Haynes International, Inc.	3,976	160,551
Horsehead Holding Corp. (a)(d)	13,375	171,735
Kaiser Aluminum Corp. (d)	3,832	289,508
Olympic Steel, Inc.	2,602	39,264
Pan American Silver Corp.	36,402	352,189
Randgold Resources Ltd. sponsored ADR	10,528	833,712
Royal Gold, Inc. (d)	14,445	1,041,485
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	5,065	$ 79,521
Silver Standard Resources, Inc. (a)	16,089	84,628
Steel Dynamics, Inc.	55,541	1,011,957
Sutor Technology Group Ltd. (a)	5,943	4,992
Synalloy Corp.	3,081	46,523
Universal Stainless & Alloy Products, Inc. (a)	1,309	29,610
		4,864,505
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	13,815	197,140
Pope Resources, Inc. LP	578	36,327
		233,467
TOTAL MATERIALS		12,829,600
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)	18,572	137,619
Alaska Communication Systems Group, Inc. (a)	3,895	6,544
Atlantic Tele-Network, Inc.	3,792	261,003
B Communications Ltd. (a)(d)	6,305	92,936
Cogent Communications Group, Inc.	11,328	415,964
Consolidated Communications Holdings, Inc. (d)	12,930	275,150
FairPoint Communications, Inc. (a)(d)	7,094	119,960
Frontier Communications Corp.	212,596	1,696,516
General Communications, Inc. Class A (a)	7,547	104,677
Hawaiian Telcom Holdco, Inc. (a)(d)	4,794	124,644
inContact, Inc. (a)(d)	14,353	168,074
Inteliquent, Inc.	7,578	111,776
Internet Gold Golden Lines Ltd. (a)	2,697	11,273
Iridium Communications, Inc. (a)(d)	20,986	201,046
Lumos Networks Corp.	4,321	74,408
magicJack VocalTec Ltd. (a)(d)	2,203	17,007
ORBCOMM, Inc. (a)	21,408	122,026
Towerstream Corp. (a)(d)	16,138	36,472
Windstream Holdings, Inc. (d)	129,027	1,018,023
		4,995,118
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV Series A sponsored ADR	2,365	50,682
Boingo Wireless, Inc. (a)(d)	7,424	54,047
Leap Wireless International, Inc. rights (a)	9,737	24,537
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NTELOS Holdings Corp.	2,909	$ 13,149
Partner Communications Co. Ltd. ADR (a)	1,446	5,553
SBA Communications Corp. Class A (a)	27,467	3,425,410
Shenandoah Telecommunications Co.	5,651	164,388
Spok Holdings, Inc.	5,604	104,178
VimpelCom Ltd. sponsored ADR (d)	378,459	2,073,955
Vodafone Group PLC sponsored ADR	92,888	3,210,209
		9,126,108
TOTAL TELECOMMUNICATION SERVICES		14,121,226
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	7,747	333,818
Otter Tail Corp.	8,593	281,163
		614,981
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,210	24,127
RGC Resources, Inc.	598	12,827
		36,954
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC	16,855	552,675
Pattern Energy Group, Inc. (d)	13,729	381,941
Terraform Power, Inc.	9,043	314,063
		1,248,679
Water Utilities - 0.0%
Artesian Resources Corp. Class A	575	12,489
Cadiz, Inc. (a)(d)	2,286	26,289
Connecticut Water Service, Inc.	3,590	133,189
Consolidated Water Co., Inc.	2,427	27,134
Middlesex Water Co.	5,668	131,838
Pure Cycle Corp. (a)(d)	3,377	15,568
York Water Co.	1,805	42,724
		389,231
TOTAL UTILITIES		2,289,845
TOTAL COMMON STOCKS (Cost $1,156,699,648)		1,631,979,004
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $999,994)	$ 1,000,000	$ 999,999
Money Market Funds - 17.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	27,223,814	27,223,814
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	262,599,858	262,599,858
TOTAL MONEY MARKET FUNDS (Cost $289,823,672)		289,823,672
TOTAL INVESTMENT PORTFOLIO - 115.3% (Cost $1,447,523,314)		1,922,802,675
NET OTHER ASSETS (LIABILITIES) - (15.3)%		(255,844,027)
NET ASSETS - 100%		$ 1,666,958,648
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
389 CME E-mini NASDAQ 100 Index Contracts (United States)	March 2015	$ 34,562,650	$ 430,348

The face value of futures purchased as a percentage of net assets is 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,479
Fidelity Securities Lending Cash Central Fund	395,901
Total	$ 402,380
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 290,110,714	$ 290,110,714	$ -	$ -
Consumer Staples	81,647,691	81,647,691	-	-
Energy	12,799,837	12,799,837	-	-
Financials	102,818,207	102,813,660	-	4,547
Health Care	276,542,405	271,905,179	4,624,293	12,933
Industrials	71,959,680	71,959,680	-	-
Information Technology	766,859,799	766,859,799	-	-
Materials	12,829,600	12,829,600	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 14,121,226	$ 14,096,689	$ -	$ 24,537
Utilities	2,289,845	2,289,845	-	-
U.S. Government and Government Agency Obligations	999,999	-	999,999	-
Money Market Funds	289,823,672	289,823,672	-	-
Total Investments in Securities:	$ 1,922,802,675	$ 1,917,136,366	$ 5,624,292	$ 42,017
Derivative Instruments:
Assets
Futures Contracts	$ 430,348	$ 430,348	$ -	$ -
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $1,451,121,642. Net unrealized appreciation aggregated $471,681,033, of which $518,981,405 related to appreciated investment securities and $47,300,372 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index® Tracking Stock

February 28, 2015

1.814342.110

ETF-QTLY-0415

Investments February 28, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.3%
China Automotive Systems, Inc.	1,886	$ 13,277
China XD Plastics Co. Ltd. (a)	2,900	12,325
Dorman Products, Inc. (a)(d)	2,877	126,904
Federal-Mogul Corp. Class A (a)	11,517	150,527
Fox Factory Holding Corp. (a)	2,653	39,530
Fuel Systems Solutions, Inc. (a)	1,516	16,433
Gentex Corp.	21,404	377,138
Gentherm, Inc. (a)	2,654	123,278
Motorcar Parts of America, Inc. (a)	943	24,754
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,779	5,515
Remy International, Inc.	2,988	68,336
Shiloh Industries, Inc. (a)	1,537	19,074
SORL Auto Parts, Inc. (a)	1,364	4,378
Spartan Motors, Inc.	3,115	15,513
Strattec Security Corp.	277	18,839
Sypris Solutions, Inc.	1,891	4,728
The Goodyear Tire & Rubber Co.	20,811	556,278
		1,576,827
Automobiles - 0.3%
Kandi Technolgies, Inc. (a)	3,145	43,527
Tesla Motors, Inc. (a)(d)	9,284	1,887,809
		1,931,336
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,808	127,139
LKQ Corp. (a)	22,940	563,751
Pool Corp. (d)	3,173	219,476
VOXX International Corp. (a)	1,803	15,506
Weyco Group, Inc.	1,160	31,250
		957,122
Diversified Consumer Services - 0.2%
2U, Inc. (d)	2,711	50,099
American Public Education, Inc. (a)	1,514	49,054
Apollo Education Group, Inc. Class A (non-vtg.) (a)	8,444	233,477
Ascent Capital Group, Inc. (a)(d)	962	42,299
Cambium Learning Group, Inc. (a)	2,738	7,310
Capella Education Co.	1,046	67,802
Career Education Corp. (a)	6,417	34,267
Collectors Universe, Inc.	974	22,178
Grand Canyon Education, Inc. (a)	3,393	155,603
Houghton Mifflin Harcourt Co. (a)	10,362	204,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Learning Tree International, Inc. (a)	1,891	$ 3,196
Liberty Tax, Inc. (a)	1,287	36,577
Lincoln Educational Services Corp. (d)	2,040	5,957
National American University Holdings, Inc.	1,430	4,648
Steiner Leisure Ltd. (a)	1,218	56,174
Strayer Education, Inc. (a)(d)	879	53,505
		1,027,106
Hotels, Restaurants & Leisure - 2.6%
Ambassadors Group, Inc. (a)	1,896	4,683
BJ's Restaurants, Inc. (a)(d)	1,839	96,033
Bloomin' Brands, Inc.	9,170	236,219
Bob Evans Farms, Inc.	1,866	109,310
Bravo Brio Restaurant Group, Inc. (a)	962	12,535
Buffalo Wild Wings, Inc. (a)(d)	1,401	267,759
Caesars Acquisition Co. (a)	9,663	71,410
Caesars Entertainment Corp. (a)(d)	10,331	109,509
Carrols Restaurant Group, Inc. (a)	4,778	37,507
Century Casinos, Inc. (a)	2,031	11,435
China Lodging Group Ltd. ADR (a)	1,740	36,888
Churchill Downs, Inc.	1,345	147,735
Chuy's Holdings, Inc. (a)(d)	1,198	26,919
Cosi, Inc. (a)	2,073	5,576
Cracker Barrel Old Country Store, Inc. (d)	1,717	259,319
Dave & Buster's Entertainment, Inc.	2,770	86,424
Del Frisco's Restaurant Group, Inc. (a)	1,549	31,119
Denny's Corp. (a)	5,368	61,786
Diversified Restaurant Holdings, Inc. (a)	3,493	16,766
Dunkin' Brands Group, Inc.	7,925	371,366
El Pollo Loco Holdings, Inc. (a)(d)	2,620	64,426
Eldorado Resorts, Inc. (a)	2,384	10,966
Empire Resorts, Inc. (a)(d)	1,393	7,480
Famous Dave's of America, Inc. (a)	612	18,801
Fiesta Restaurant Group, Inc. (a)(d)	2,066	134,311
Habit Restaurants, Inc. Class A (d)	777	25,517
Homeinns Hotel Group ADR (a)	2,554	68,217
Iao Kun Group Hldng Co. Ltd. (d)	4,350	6,221
Icahn Enterprises LP	9,079	886,746
Ignite Restaurant Group, Inc. (a)	1,750	12,478
International Speedway Corp. Class A	2,073	64,325
Interval Leisure Group, Inc.	4,814	129,978
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Isle of Capri Casinos, Inc. (a)	2,529	$ 31,537
Jack in the Box, Inc.	2,814	272,086
Jamba, Inc. (a)	1,016	15,382
Kona Grill, Inc. (a)	788	19,274
Lakes Entertainment, Inc. (a)	1,230	10,455
Marriott International, Inc. Class A	21,259	1,766,623
Melco Crown Entertainment Ltd. sponsored ADR	13,995	336,160
Monarch Casino & Resort, Inc. (a)	1,566	28,501
Morgans Hotel Group Co. (a)	2,756	21,387
Nathan's Famous, Inc. (a)	207	16,924
Noodles & Co. (a)(d)	2,268	41,346
Norwegian Cruise Line Holdings Ltd. (a)	16,629	820,142
Panera Bread Co. Class A (a)	1,877	303,004
Papa John's International, Inc.	2,970	183,665
Penn National Gaming, Inc. (a)	6,241	101,666
Popeyes Louisiana Kitchen, Inc. (a)	2,002	120,140
Potbelly Corp. (a)(d)	2,040	27,418
Premier Exhibitions, Inc. (a)	2,959	1,065
RCI Hospitality Holdings, Inc. (a)	1,050	10,973
Red Robin Gourmet Burgers, Inc. (a)	1,078	89,981
Ruth's Hospitality Group, Inc.	3,343	51,014
Scientific Games Corp. Class A (a)(d)	6,704	90,571
Sonic Corp.	4,437	141,052
Starbucks Corp.	55,730	5,209,919
Texas Roadhouse, Inc. Class A	5,115	192,529
The Cheesecake Factory, Inc.	3,464	164,609
Town Sports International Holdings, Inc.	2,234	15,459
Wendy's Co.	27,759	307,847
Wynn Resorts Ltd.	7,492	1,067,610
		14,888,103
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	1,280	32,909
Cavco Industries, Inc. (a)	680	48,729
Dixie Group, Inc. (a)(d)	987	8,705
EveryWare Global, Inc. (a)(d)	2,407	2,648
Flexsteel Industries, Inc.	618	18,447
Garmin Ltd.	14,424	715,863
GoPro, Inc. Class A (d)	1,750	73,465
Helen of Troy Ltd. (a)	2,095	160,519
Hooker Furniture Corp.	236	4,354
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
iRobot Corp. (a)(d)	2,062	$ 67,737
LGI Homes, Inc. (a)(d)	1,573	22,274
Lifetime Brands, Inc.	1,044	16,714
Nova LifeStyle, Inc. (a)	1,784	4,692
Skullcandy, Inc. (a)	1,628	16,947
SodaStream International Ltd. (a)(d)	1,568	28,099
Turtle Beach Corp. (a)(d)	2,900	6,844
Universal Electronics, Inc. (a)	1,287	72,728
Zagg, Inc. (a)	2,761	21,260
		1,322,934
Internet & Catalog Retail - 4.7%
1-800-FLOWERS.com, Inc. Class A (a)	3,480	43,430
Amazon.com, Inc. (a)	34,464	13,101,834
Blue Nile, Inc. (a)(d)	790	23,684
CafePress, Inc. (a)	1,203	3,838
Cnova NV (a)	31,415	208,281
Ctrip.com International Ltd. sponsored ADR (a)(d)	11,501	521,800
eLong, Inc. sponsored ADR (a)	1,336	22,311
EVINE Live, Inc. (a)	3,104	19,648
Expedia, Inc.	8,566	785,931
FTD Companies, Inc. (a)(d)	2,141	74,507
Gaiam, Inc. Class A (a)	1,596	10,198
Geeknet, Inc. (a)	616	4,460
Groupon, Inc. Class A (a)	50,467	412,820
HSN, Inc.	3,851	260,212
JD.com, Inc. sponsored ADR	40,558	1,122,240
Lands' End, Inc. (a)(d)	2,437	89,365
Liberty Interactive Corp.:
(Venture Group) Series A (a)	9,791	393,402
Series A (a)	33,649	993,655
Liberty TripAdvisor Holdings, Inc. (a)	5,174	170,897
MakeMyTrip Ltd. (a)(d)	3,519	82,802
Netflix, Inc. (a)	4,508	2,140,894
NutriSystem, Inc. (d)	2,639	45,417
Overstock.com, Inc. (a)	1,867	42,418
PetMed Express, Inc.	1,597	24,578
Priceline Group, Inc. (a)	3,897	4,822,460
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	3,083	83,827
Shutterfly, Inc. (a)	2,850	136,829
TripAdvisor, Inc. (a)	9,802	874,829
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
U.S. Auto Parts Network, Inc. (a)	2,350	$ 6,533
zulily, Inc. Class A (a)(d)	4,384	61,420
		26,584,520
Leisure Products - 0.3%
Arctic Cat, Inc.	1,163	42,403
Black Diamond, Inc. (a)	1,566	11,354
Escalade, Inc.	1,601	24,816
Hasbro, Inc. (d)	9,301	579,592
JAKKS Pacific, Inc. (a)(d)	1,725	11,489
Johnson Outdoors, Inc. Class A	1,220	40,919
Malibu Boats, Inc. Class A (a)	986	19,967
Mattel, Inc.	25,100	660,632
Smith & Wesson Holding Corp. (a)(d)	4,219	57,083
Summer Infant, Inc. (a)	1,808	4,936
		1,453,191
Media - 6.4%
AirMedia Group, Inc. ADR (a)	4,034	8,633
AMC Networks, Inc. Class A (a)	4,644	334,461
Bona Film Group Ltd. sponsored ADR (a)	2,796	20,215
Carmike Cinemas, Inc. (a)	1,915	59,844
Central European Media Enterprises Ltd. Class A (a)(d)	11,638	32,936
Charter Communications, Inc. Class A (a)	8,112	1,465,027
Cinedigm Corp. (a)	6,853	10,622
Comcast Corp.:
Class A (d)	163,275	9,695,270
Class A (special) (non-vtg.) (d)	28,218	1,663,310
Crown Media Holdings, Inc. Class A (a)	25,259	86,638
CTC Media, Inc.	11,629	48,958
Cumulus Media, Inc. Class A (a)(d)	18,040	71,980
Daily Journal Corp. (a)	68	13,193
Dex Media, Inc. (a)(d)	1,021	6,892
DIRECTV (a)	37,399	3,313,551
Discovery Communications, Inc.:
Class A (a)	15,703	507,207
Class B (a)	386	12,429
Class C (non-vtg.) (a)	16,781	511,988
DISH Network Corp. Class A (a)	16,560	1,242,662
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,695	121,930
Emmis Communications Corp. Class A (a)	5,049	10,855
Global Eagle Entertainment, Inc. (a)(d)	5,958	79,241
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Global Sources Ltd. (a)(d)	2,815	$ 15,483
Hemisphere Media Group, Inc. (a)(d)	1,227	15,436
Liberty Broadband Corp.:
Class A (a)	2,165	112,277
Class C (a)	5,587	290,859
Liberty Global PLC:
Class A (a)	17,902	967,782
Class B (a)	697	35,024
Class C	48,679	2,539,583
Liberty Media Corp.:
Class A (a)	8,678	334,667
Class C (a)	17,356	669,942
Loral Space & Communications Ltd. (a)	1,579	112,314
Markit Ltd.	13,872	369,689
MDC Partners, Inc. Class A (sub. vtg.)	3,656	95,129
Morningstar, Inc.	3,529	263,440
National CineMedia, Inc.	4,060	61,874
News Corp.:
Class A (a)	22,594	390,311
Class B (a)	20,975	352,800
Nexstar Broadcasting Group, Inc. Class A	2,296	125,201
Radio One, Inc. Class D (non-vtg.) (a)(d)	4,309	11,246
ReachLocal, Inc. (a)(d)	1,984	5,932
Reading International, Inc. Class A (a)	1,867	24,234
Rentrak Corp. (a)(d)	934	51,137
RRSat Global Communications Network Ltd.	1,746	13,601
Salem Communications Corp. Class A	1,346	9,974
Scholastic Corp.	2,554	94,524
SFX Entertainment, Inc. (a)(d)	5,832	27,760
Sinclair Broadcast Group, Inc. Class A (d)	5,432	149,163
Sirius XM Holdings, Inc. (a)	410,643	1,597,401
Sizmek, Inc. (a)	2,119	16,740
Starz Series A (a)(d)	7,663	254,718
The Madison Square Garden Co. Class A (a)	4,649	364,249
Twenty-First Century Fox, Inc.:
Class A	99,075	3,467,625
Class B	62,009	2,110,786
Value Line, Inc.	870	14,111
Viacom, Inc.:
Class A	3,868	271,611
Class B (non-vtg.)	26,404	1,846,696
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
VisionChina Media, Inc. ADR (a)	296	$ 3,975
WPP PLC ADR	798	94,284
		36,499,420
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	15,138	1,206,196
Fred's, Inc. Class A	3,000	56,040
Gordmans Stores, Inc. (a)(d)	1,577	6,198
Sears Canada, Inc. (a)(d)	8,983	89,248
Sears Holdings Corp. (a)(d)	8,107	304,823
The Bon-Ton Stores, Inc.	987	5,478
Tuesday Morning Corp. (a)(d)	3,167	60,110
		1,728,093
Specialty Retail - 1.8%
America's Car Mart, Inc. (a)	464	24,687
Ascena Retail Group, Inc. (a)	11,948	160,103
bebe stores, Inc.	6,767	24,903
Bed Bath & Beyond, Inc. (a)(d)	13,856	1,034,489
Big 5 Sporting Goods Corp.	2,007	25,649
Books-A-Million, Inc. (a)	1,485	3,802
Cache, Inc. (a)	46	1
Citi Trends, Inc. (a)	1,189	31,687
Conn's, Inc. (a)(d)	2,859	73,905
Destination Maternity Corp.	910	14,906
Destination XL Group, Inc. (a)	4,359	20,574
Finish Line, Inc. Class A	3,626	88,764
Five Below, Inc. (a)	4,069	129,130
Francesca's Holdings Corp. (a)	3,312	49,647
Hibbett Sports, Inc. (a)(d)	1,923	94,054
Kirkland's, Inc. (a)	1,799	42,762
Mattress Firm Holding Corp. (a)(d)	2,412	146,915
Michaels Companies, Inc.	15,837	446,603
Monro Muffler Brake, Inc.	2,269	143,492
O'Reilly Automotive, Inc. (a)	7,589	1,579,499
Office Depot, Inc. (a)	38,456	360,333
Outerwall, Inc.	1,546	99,748
Pacific Sunwear of California, Inc. (a)	5,394	15,049
Perfumania Holdings, Inc. (a)	435	2,384
PetSmart, Inc.	7,337	608,311
Rent-A-Center, Inc.	4,325	119,370
Ross Stores, Inc.	15,594	1,650,001
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sears Hometown & Outlet Stores, Inc. (a)	1,751	$ 23,271
Select Comfort Corp. (a)	4,131	132,605
Shoe Carnival, Inc.	1,373	33,693
Sportsman's Warehouse Holdings, Inc.	4,965	36,542
Staples, Inc.	48,002	804,754
Stein Mart, Inc.	3,422	56,258
The Children's Place Retail Stores, Inc. (d)	1,685	96,028
Tile Shop Holdings, Inc. (a)	3,919	43,266
Tractor Supply Co.	10,274	905,345
Trans World Entertainment Corp.	4,819	18,264
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,851	682,827
Urban Outfitters, Inc. (a)	9,912	386,172
West Marine, Inc. (a)	1,770	19,913
Winmark Corp.	465	38,177
Zumiez, Inc. (a)	2,268	88,044
		10,355,927
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	783	14,290
Columbia Sportswear Co.	5,290	295,658
Crocs, Inc. (a)	7,052	78,630
Exceed Co. Ltd. (a)	2,212	3,451
Fossil Group, Inc. (a)	3,888	334,407
G-III Apparel Group Ltd. (a)	1,790	188,362
Iconix Brand Group, Inc. (a)(d)	3,633	122,686
Joe's Jeans, Inc. (a)	4,913	835
Kingold Jewelry, Inc.	3,829	4,633
lululemon athletica, Inc. (a)	9,575	655,313
Perry Ellis International, Inc. (a)(d)	1,422	33,559
Sequential Brands Group, Inc. (a)(d)	2,909	29,468
Steven Madden Ltd. (a)	4,718	172,254
Vera Bradley, Inc. (a)(d)	3,084	61,649
		1,995,195
TOTAL CONSUMER DISCRETIONARY		100,319,774
CONSUMER STAPLES - 5.0%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	609	63,574
Craft Brew Alliance, Inc. (a)	1,370	17,125
MGP Ingredients, Inc.	1,374	21,421
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	12,628	$ 1,782,063
National Beverage Corp. (a)	2,852	63,913
		1,948,096
Food & Staples Retailing - 2.6%
Andersons, Inc.	2,065	91,418
Casey's General Stores, Inc.	2,842	249,386
Chefs' Warehouse Holdings (a)(d)	1,522	30,836
Costco Wholesale Corp.	32,581	4,788,104
Fairway Group Holdings Corp. (a)(d)	1,924	10,717
Fresh Market, Inc. (a)(d)	3,632	138,234
Ingles Markets, Inc. Class A	1,177	50,893
Pantry, Inc. (a)	1,693	62,133
PriceSmart, Inc.	2,349	186,605
SpartanNash Co.	2,929	77,765
Sprouts Farmers Market LLC (a)(d)	11,204	412,419
United Natural Foods, Inc. (a)	3,661	304,009
Village Super Market, Inc. Class A	527	14,561
Walgreens Boots Alliance, Inc.	81,088	6,736,791
Whole Foods Market, Inc.	26,981	1,524,157
		14,678,028
Food Products - 2.0%
Alico, Inc.	786	35,897
Boulder Brands, Inc. (a)(d)	4,931	50,839
Bridgford Foods Corp. (a)	1,690	13,148
Cal-Maine Foods, Inc. (d)	3,428	128,996
Calavo Growers, Inc.	1,427	59,863
Diamond Foods, Inc. (a)	2,245	60,503
Farmer Brothers Co. (a)	1,450	35,134
Freshpet, Inc. (d)	2,415	44,508
Inventure Foods, Inc. (a)	1,460	14,731
J&J Snack Foods Corp.	1,486	150,368
John B. Sanfilippo & Son, Inc.	698	25,861
Keurig Green Mountain, Inc.	12,080	1,541,166
Kraft Foods Group, Inc.	44,038	2,821,074
Lancaster Colony Corp.	2,093	191,300
Landec Corp. (a)	2,065	28,827
Lifeway Foods, Inc. (a)	1,514	28,357
Limoneira Co. (d)	943	19,709
Mondelez International, Inc.	125,110	4,620,938
Origin Agritech Ltd. (a)(d)	1,924	2,251
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Pilgrims Pride Corp. (d)	19,071	$ 523,118
Pingtan Marine Enterprise Ltd. (d)	8,878	23,349
Sanderson Farms, Inc.	1,632	139,063
Seneca Foods Corp. Class A (a)	929	25,120
SkyPeople Fruit Juice, Inc. (a)	1,744	1,901
Snyders-Lance, Inc.	5,321	164,153
SunOpta, Inc. (a)	5,105	58,963
The Hain Celestial Group, Inc. (a)	7,492	468,475
		11,277,612
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,320	21,019
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,004	38,759
WD-40 Co.	1,029	83,555
		143,333
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(d)	2,357	39,480
Inter Parfums, Inc.	2,639	75,027
LifeVantage Corp. (a)	7,724	7,570
Mannatech, Inc. (a)	213	4,901
Nature's Sunshine Products, Inc.	1,547	20,188
Neptune Technologies & Bioressources, Inc. (a)(d)	4,409	8,218
Nutraceutical International Corp. (a)	1,054	17,265
Reliv International, Inc. (a)	1,161	1,265
Rock Creek Pharmaceuticals, Inc. (a)	9,398	1,175
Synutra International, Inc. (a)(d)	5,684	32,228
The Female Health Co.	1,725	5,986
		213,303
TOTAL CONSUMER STAPLES		28,260,372
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Dawson Geophysical Co. (a)	2,170	11,371
ENGlobal Corp. (a)	2,030	3,451
Exterran Partners LP	4,700	110,074
Forbes Energy Services Ltd. (a)	2,993	3,173
Geospace Technologies Corp. (a)(d)	936	17,438
Glori Energy, Inc. (a)(d)	1,718	5,240
Gulf Island Fabrication, Inc.	1,253	20,086
Hercules Offshore, Inc. (a)(d)	11,495	5,173
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Matrix Service Co. (a)	2,007	$ 37,330
Mitcham Industries, Inc. (a)(d)	644	4,064
Ocean Rig UDW, Inc. (United States)	9,810	78,480
Patterson-UTI Energy, Inc.	11,778	220,072
PHI, Inc. (non-vtg.) (a)	888	28,611
Profire Energy, Inc. (a)(d)	5,675	11,974
RigNet, Inc. (a)(d)	1,228	38,829
Synthesis Energy Systems, Inc. (a)	3,021	2,350
Tesco Corp.	3,318	35,270
		632,986
Oil, Gas & Consumable Fuels - 0.7%
Abraxas Petroleum Corp. (a)(d)	7,668	23,387
Aemetis, Inc. (a)	2,940	13,054
Alliance Holdings GP, LP	4,588	241,099
Alliance Resource Partners LP	5,576	220,531
Amyris, Inc. (a)(d)	9,908	26,752
Approach Resources, Inc. (a)(d)	3,162	24,442
Blueknight Energy Partners LP	3,143	23,478
BreitBurn Energy Partners LP	7,370	52,843
Calumet Specialty Products Partners LP	5,109	142,235
Capital Product Partners LP	7,252	67,444
Carrizo Oil & Gas, Inc. (a)	3,452	164,281
Ceres, Inc. (a)(d)	1,638	559
Clean Energy Fuels Corp. (a)(d)	6,411	38,530
Diamondback Energy, Inc. (a)	4,301	306,274
Dorchester Minerals LP	2,498	60,577
Eagle Rock Energy Partners LP	13,091	35,738
Energy XXI (Bermuda) Ltd. (d)	6,977	33,141
Escalera Resources Co. (a)	783	478
EV Energy Partners LP	3,427	51,953
FX Energy, Inc. (a)(d)	3,364	6,593
Gevo, Inc. (a)(d)	1,806	488
Golar LNG Ltd. (d)	7,004	217,264
Golar LNG Partners LP	3,633	94,858
Green Plains, Inc.	3,161	73,493
Gulf Coast Ultra Deep Royalty Trust (a)	22,002	22,002
Gulfport Energy Corp. (a)	6,503	297,902
Hallador Energy Co.	2,065	25,895
Isramco, Inc. (a)(d)	184	22,632
Ivanhoe Energy, Inc. (a)	1,231	357
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	4,823	$ 55,465
LINN Energy LLC/LINN Energy Finance Corp.	17,822	214,220
LinnCo LLC (d)	9,901	109,208
Marlin Midstream Partners LP	1,397	29,491
Martin Midstream Partners LP	2,931	93,909
Memorial Production Partners LP	5,694	103,460
Memorial Resource Development Corp.	14,632	300,102
Mid-Con Energy Partners LP	1,724	10,585
Pacific Ethanol, Inc. (a)(d)	1,376	12,632
PDC Energy, Inc. (a)	2,758	142,533
PrimeEnergy Corp. (a)	319	18,764
Renewable Energy Group, Inc. (a)(d)	3,024	26,974
Rex Energy Corp. (a)(d)	4,611	22,594
Rosetta Resources, Inc. (a)	4,509	79,945
SinoCoking Coal and Coke Chemical Industries, Inc. (a)	1,450	3,770
Solazyme, Inc. (a)(d)	6,788	18,124
StealthGas, Inc. (a)	2,152	13,235
TransGlobe Energy Corp.	5,024	14,669
U.S. Energy Corp. (a)	2,072	2,818
Uranium Resources, Inc. (a)	1,687	3,070
Vanguard Natural Resources LLC	5,824	96,562
Vertex Energy, Inc. (a)(d)	2,736	9,494
Viper Energy Partners LP	5,520	104,880
Warren Resources, Inc. (a)	4,965	6,008
Westmoreland Coal Co. (a)	1,228	34,630
ZaZa Energy Corp. (a)	717	1,506
		3,816,928
TOTAL ENERGY		4,449,914
FINANCIALS - 6.3%
Banks - 2.6%
1st Source Corp.	2,128	65,691
Access National Corp.	448	8,485
American National Bankshares, Inc.	486	10,979
American River Bankshares (a)	958	9,158
Ameris Bancorp	2,132	55,794
Ames National Corp.	649	16,004
Arrow Financial Corp.	887	23,683
BancFirst Corp.	1,160	68,881
Bancorp, Inc., Delaware (a)	2,533	23,658
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bank of Kentucky Financial Corp.	409	$ 19,436
Bank of Marin Bancorp	388	19,466
Bank of the Ozarks, Inc.	6,400	234,240
Banner Bank	1,499	65,446
BBCN Bancorp, Inc.	6,386	87,808
BCB Bancorp, Inc.	1,282	15,256
Blue Hills Bancorp, Inc. (a)	3,801	48,919
BNC Bancorp	2,305	37,387
BOK Financial Corp. (d)	5,463	322,317
Boston Private Financial Holdings, Inc.	6,564	82,378
Bridge Bancorp, Inc.	962	23,886
Bridge Capital Holdings (a)	1,151	24,747
Bryn Mawr Bank Corp.	1,102	32,994
BSB Bancorp, Inc. (a)	334	6,359
Camden National Corp.	826	31,471
Capital Bank Financial Corp.:
rights (a)	631	0
Series A (a)	2,050	54,428
Capital City Bank Group, Inc.	1,688	26,113
Cardinal Financial Corp.	2,442	47,790
Cascade Bancorp (a)	6,071	29,384
Cathay General Bancorp	5,984	154,567
Centerstate Banks of Florida, Inc.	3,085	36,187
Central Valley Community Bancorp	1,691	17,925
Century Bancorp, Inc. Class A (non-vtg.)	304	11,777
Chemical Financial Corp.	2,758	83,236
Citizens & Northern Corp.	872	16,786
City Holding Co. (d)	1,317	60,780
CNB Financial Corp., Pennsylvania	1,311	22,169
CoBiz, Inc.	2,302	25,990
Colony Bankcorp, Inc. (a)	812	6,374
Columbia Banking Systems, Inc.	3,838	108,155
Commerce Bancshares, Inc.	7,158	297,200
Community Trust Bancorp, Inc.	1,556	50,788
CommunityOne Bancorp (a)(d)	1,432	14,392
ConnectOne Bancorp, Inc.	2,068	37,762
CU Bancorp (a)	846	17,470
CVB Financial Corp. (d)	7,292	114,120
Eagle Bancorp, Inc. (a)	2,072	76,975
East West Bancorp, Inc.	10,624	424,429
Eastern Virginia Bankshares, Inc.	612	3,813
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Enterprise Bancorp, Inc.	646	$ 13,695
Enterprise Financial Services Corp.	1,624	32,675
Farmers Capital Bank Corp. (a)	1,016	23,602
Farmers National Banc Corp.	2,155	16,981
Fidelity Southern Corp.	1,599	25,248
Fifth Third Bancorp	63,559	1,230,502
Financial Institutions, Inc.	1,605	36,145
First Bancorp, North Carolina	2,067	36,338
First Busey Corp.	6,161	38,999
First Business Finance Services, Inc.	391	18,182
First Citizen Bancshares, Inc.	899	226,773
First Community Bancshares, Inc.	1,976	31,774
First Connecticut Bancorp, Inc.	1,251	18,590
First Financial Bancorp, Ohio	5,174	90,183
First Financial Bankshares, Inc. (d)	4,946	129,931
First Financial Corp., Indiana	1,044	35,131
First Interstate Bancsystem, Inc.	1,282	33,832
First Merchants Corp.	3,496	78,870
First Midwest Bancorp, Inc., Delaware	5,516	94,324
First NBC Bank Holding Co. (a)	1,218	39,853
First Niagara Financial Group, Inc.	25,607	226,878
First of Long Island Corp.	1,055	25,890
First Security Group, Inc. (a)	8,422	18,613
First South Bancorp, Inc., Virginia	870	7,047
FirstMerit Corp.	12,396	224,987
Flushing Financial Corp.	2,494	48,833
Fulton Financial Corp.	15,084	182,516
German American Bancorp, Inc.	1,190	34,165
Glacier Bancorp, Inc.	5,488	133,304
Great Southern Bancorp, Inc.	1,309	48,983
Green Bancorp, Inc.	2,117	23,859
Grupo Financiero Galicia SA sponsored ADR (d)	2,994	62,006
Guaranty Bancorp	1,379	21,002
Hampton Roads Bankshares, Inc. (a)	19,897	32,432
Hancock Holding Co.	6,789	198,714
Hanmi Financial Corp.	2,563	50,568
Heartland Financial U.S.A., Inc.	1,392	42,748
Heritage Commerce Corp.	2,629	22,031
Heritage Financial Corp., Washington	2,597	41,864
Heritage Oaks Bancorp	2,968	22,854
Home Bancshares, Inc.	4,939	156,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
HomeTrust Bancshares, Inc. (a)	1,517	$ 23,938
Horizon Bancorp Industries	964	21,786
Huntington Bancshares, Inc.	60,039	656,827
IBERIABANK Corp.	2,847	179,703
Independent Bank Corp.	1,665	21,229
Independent Bank Corp., Massachusetts	1,634	68,334
Independent Bank Group, Inc.	1,468	52,951
International Bancshares Corp.	4,901	121,349
Investors Bancorp, Inc.	25,991	298,377
Lakeland Bancorp, Inc.	2,679	29,121
Lakeland Financial Corp.	1,595	62,269
LCNB Corp.	342	5,209
LegacyTexas Financial Group, Inc.	2,900	66,700
Macatawa Bank Corp.	2,327	12,566
MainSource Financial Group, Inc.	1,663	31,115
MB Financial, Inc.	5,341	166,586
MBT Financial Corp. (a)	2,129	11,603
Mercantile Bank Corp.	1,816	34,522
Merchants Bancshares, Inc.	472	13,702
Metro Bancorp, Inc.	754	19,054
Middleburg Financial Corp.	175	3,203
MidWestOne Financial Group, Inc.	1,052	30,256
MutualFirst Financial, Inc.	668	15,291
National Bankshares, Inc.	646	18,773
National Penn Bancshares, Inc.	11,408	122,408
NBT Bancorp, Inc.	3,256	78,177
NewBridge Bancorp	2,640	21,912
Northrim Bancorp, Inc.	736	17,406
Old Line Bancshares, Inc.	1,383	20,192
Old National Bancorp, Indiana	8,424	118,694
Old Second Bancorp, Inc. (a)	5,176	28,364
Opus Bank	1,976	57,561
Orrstown Financial Services, Inc. (a)	1,574	26,365
Pacific Continental Corp.	870	11,823
Pacific Mercantile Bancorp (a)	3,142	21,868
Pacific Premier Bancorp, Inc. (a)	2,149	33,911
PacWest Bancorp	7,685	352,242
Palmetto Bancshares, Inc.	1,540	25,626
Park Sterling Corp.	3,864	26,275
Peapack-Gladstone Financial Corp.	1,231	24,189
Penns Woods Bancorp, Inc.	371	17,155
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Peoples Bancorp, Inc.	784	$ 18,612
Peoples Financial Services Corp.	508	21,057
Pinnacle Financial Partners, Inc.	2,913	122,346
Popular, Inc. (a)	7,685	265,209
Preferred Bank, Los Angeles	967	26,061
Premier Financial Bancorp, Inc.	1,171	17,670
PrivateBancorp, Inc.	5,602	194,557
Renasant Corp. (d)	2,154	61,346
Republic Bancorp, Inc., Kentucky Class A	1,664	39,786
Republic First Bancorp, Inc. (a)(d)	2,137	7,095
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,907	5,087
S&T Bancorp, Inc.	2,151	60,938
Sandy Spring Bancorp, Inc.	1,950	50,271
Seacoast Banking Corp., Florida (a)	3,045	40,194
ServisFirst Bancshares, Inc.	2,245	72,154
Shore Bancshares, Inc. (a)	580	5,365
Sierra Bancorp	928	15,015
Signature Bank (a)	3,753	462,933
Simmons First National Corp. Class A	1,340	54,873
South State Corp.	1,835	123,918
Southern National Bancorp of Virginia, Inc.	1,655	20,009
Southside Bancshares, Inc.	2,122	60,923
Southwest Bancorp, Inc., Oklahoma	1,867	31,104
Square 1 Financial, Inc. Class A	2,038	56,412
State Bank Financial Corp.	2,311	47,144
Stock Yards Bancorp, Inc.	1,807	59,992
Stonegate Bank	1,283	37,322
Suffolk Bancorp	1,080	24,300
Summit Financial Group, Inc.	783	8,973
Sun Bancorp, Inc. (a)	1,110	20,591
Susquehanna Bancshares, Inc.	13,228	177,387
SVB Financial Group (a)	3,741	459,769
Talmer Bancorp, Inc. Class A	5,003	70,692
Texas Capital Bancshares, Inc. (a)	3,751	174,159
The First Bancorp, Inc.	1,195	19,837
TowneBank	4,266	66,123
Trico Bancshares	2,016	48,182
TriState Capital Holdings, Inc. (a)	2,944	28,527
Triumph Bancorp, Inc.	3,114	39,423
Trustmark Corp.	5,105	117,670
UMB Financial Corp.	3,455	178,071
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Umpqua Holdings Corp.	16,129	$ 266,774
Union Bankshares Corp.	3,549	77,617
United Bankshares, Inc., West Virginia (d)	5,468	204,777
United Community Bank, Inc.	4,362	82,965
United Security Bancshares, Inc.	899	7,381
United Security Bancshares, California	2,147	11,121
Univest Corp. of Pennsylvania	1,369	25,997
Washington Trust Bancorp, Inc.	1,538	57,752
WesBanco, Inc.	3,053	99,955
West Bancorp., Inc.	1,305	22,864
Westamerica Bancorp.	2,043	87,992
Wilshire Bancorp, Inc.	5,916	56,261
Wintrust Financial Corp.	3,549	167,122
Zions Bancorporation	15,104	403,805
		14,902,406
Capital Markets - 1.0%
BGC Partners, Inc. Class A	14,466	131,351
Calamos Asset Management, Inc. Class A	1,809	23,101
Capital Southwest Corp.	1,540	74,998
Capitala Finance Corp.	1,315	24,735
Carlyle Group LP	5,075	131,189
CIFI Corp.	1,921	15,234
CM Finance, Inc.	884	12,137
Cowen Group, Inc. Class A (a)	8,700	46,023
Diamond Hill Investment Group, Inc.	325	45,734
E*TRADE Financial Corp. (a)	21,243	553,062
FBR & Co. (a)	1,220	29,585
Financial Engines, Inc. (d)	3,780	152,334
Harris & Harris Group, Inc. (a)	2,407	8,858
Horizon Technology Finance Corp.	696	9,807
Interactive Brokers Group, Inc.	4,789	152,625
INTL FCStone, Inc. (a)	1,464	39,865
LPL Financial	7,526	337,616
Northern Trust Corp.	17,869	1,247,792
SEI Investments Co.	12,706	546,866
T. Rowe Price Group, Inc.	19,421	1,604,175
Virtus Investment Partners, Inc.	681	89,872
WisdomTree Investments, Inc.	10,121	189,161
		5,466,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.3%
Asta Funding, Inc. (a)	992	$ 8,382
Atlanticus Holdings Corp. (a)	2,061	5,688
Consumer Portfolio Services, Inc. (a)	1,943	13,523
Credit Acceptance Corp. (a)(d)	1,541	282,465
Encore Capital Group, Inc. (a)(d)	1,775	70,947
EZCORP, Inc. (non-vtg.) Class A (a)(d)	3,572	37,292
First Cash Financial Services, Inc. (a)(d)	2,124	102,249
Navient Corp.	30,881	660,853
Nicholas Financial, Inc. (a)	1,029	15,322
PRA Group, Inc. (a)(d)	3,779	189,290
QC Holdings, Inc.	1,596	2,745
SLM Corp.	31,941	302,481
World Acceptance Corp. (a)(d)	623	51,155
		1,742,392
Diversified Financial Services - 0.7%
California First National Bancorp (a)	899	12,586
CBOE Holdings, Inc.	6,252	375,308
CME Group, Inc.	25,359	2,432,689
MarketAxess Holdings, Inc.	2,790	222,056
Marlin Business Services Corp.	1,379	25,801
NewStar Financial, Inc. (a)	3,950	39,421
PICO Holdings, Inc. (a)	1,751	30,065
Resource America, Inc. Class A	1,305	12,137
The NASDAQ OMX Group, Inc.	12,408	622,385
Viewtran Group, Inc. (a)(d)	2,987	4,182
		3,776,630
Insurance - 0.7%
AMBAC Financial Group, Inc. (a)	3,317	82,560
American National Insurance Co.	1,958	205,101
Amerisafe, Inc.	1,340	55,664
AmTrust Financial Services, Inc. (d)	5,541	298,660
Arch Capital Group Ltd. (a)	9,957	589,056
Argo Group International Holdings, Ltd.	1,984	95,053
Atlas Financial Holdings, Inc. (a)	1,723	30,980
Baldwin & Lyons, Inc. Class B	1,084	25,181
Cincinnati Financial Corp. (d)	12,077	637,183
CNinsure, Inc. ADR (a)	2,709	22,146
Donegal Group, Inc. Class A	1,430	21,922
eHealth, Inc. (a)	1,578	14,360
EMC Insurance Group	1,221	38,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Enstar Group Ltd. (a)	1,174	$ 163,303
Erie Indemnity Co. Class A	3,430	298,101
Federated National Holding Co.	1,018	29,451
Global Indemnity PLC (a)	1,044	28,240
Greenlight Capital Re, Ltd. (a)	2,168	70,959
Hallmark Financial Services, Inc. (a)	1,539	17,360
Infinity Property & Casualty Corp.	929	72,044
Investors Title Co.	163	12,144
James River Group Holdings Ltd.	2,384	52,376
Kansas City Life Insurance Co.	986	46,046
Maiden Holdings Ltd. (d)	6,235	89,223
National General Holdings Corp.	6,809	126,647
National Interstate Corp.	1,864	49,918
National Western Life Insurance Co. Class A	232	58,320
Navigators Group, Inc. (a)	913	68,210
Safety Insurance Group, Inc.	1,197	70,025
Selective Insurance Group, Inc.	4,153	113,086
State Auto Financial Corp.	3,051	72,278
State National Companies, Inc.	5,376	50,158
United Fire Group, Inc.	2,122	61,198
United Insurance Holdings Corp.	2,304	56,241
		3,721,326
Real Estate Investment Trusts - 0.5%
American Capital Agency Corp.	26,320	564,169
American Capital Mortgage Investment Corp.	4,252	78,449
American Realty Capital Properties, Inc.	68,748	674,418
CareTrust (REIT), Inc.	2,092	26,589
CIM Commercial Trust Corp.	7,375	121,983
CyrusOne, Inc.	3,086	91,716
Gaming & Leisure Properties	8,410	284,679
Gladstone Commercial Corp.	1,020	18,533
Lamar Advertising Co. Class A	5,922	344,068
New York Mortgage Trust, Inc. (d)	6,446	50,923
Potlatch Corp.	2,989	119,351
Retail Opportunity Investments Corp.	7,921	132,677
Sabra Health Care REIT, Inc.	4,111	134,389
Trade Street Residential, Inc. (d)	2,900	22,678
United Development Funding IV (d)	1,988	33,498
		2,698,120
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA (a)(d)	1,721	$ 34,661
AV Homes, Inc. (a)	1,181	17,880
China HGS Real Estate, Inc. (a)(d)	4,060	12,586
China Housing & Land Development, Inc. (a)(d)	3,342	1,303
Cresud S.A.C.I.F. y A. sponsored ADR	3,760	46,944
Elbit Imaging Ltd. (a)	127	216
FirstService Corp. (sub. vtg.)	2,441	148,049
FRP Holdings, Inc. (a)	842	25,689
Griffin Land & Nurseries, Inc.	221	6,858
Stratus Properties, Inc. (a)	504	6,552
		300,738
Thrifts & Mortgage Finance - 0.5%
America First Tax Exempt Investors LP	6,500	37,505
Anchor BanCorp Wisconsin, Inc.	1,581	55,240
ASB Bancorp, Inc. (a)	642	12,840
Bank Mutual Corp.	3,920	28,106
BankFinancial Corp.	2,297	27,380
Bear State Financial, Inc.	2,199	23,661
Beneficial Bancorp, Inc. (a)	7,315	82,806
BofI Holding, Inc. (a)(d)	1,160	102,544
Brookline Bancorp, Inc., Delaware	5,491	53,153
Capitol Federal Financial, Inc.	11,150	138,372
Charter Financial Corp.	2,039	23,571
Clifton Bancorp, Inc.	2,583	34,251
Dime Community Bancshares, Inc.	2,333	36,301
ESSA Bancorp, Inc.	1,197	14,579
First Defiance Financial Corp.	639	20,454
First Financial Northwest, Inc.	1,547	18,579
Fox Chase Bancorp, Inc.	1,313	21,481
Heritage Financial Group, Inc.	726	18,796
Hingham Institution for Savings	88	8,477
HMN Financial, Inc. (a)	412	4,903
Home Bancorp, Inc.	823	17,546
Home Loan Servicing Solutions Ltd. (d)	5,640	103,832
HomeStreet, Inc.	1,342	23,217
Hudson City Bancorp, Inc.	39,704	387,511
Kearny Financial Corp. (a)	4,937	65,563
Lendingtree, Inc. (a)(d)	905	48,001
Meridian Bancorp, Inc. (a)	3,896	48,271
Meta Financial Group, Inc.	440	15,695
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NMI Holdings, Inc. (a)	4,424	$ 32,295
Northfield Bancorp, Inc.	4,247	61,454
Northwest Bancshares, Inc.	6,741	79,645
OceanFirst Financial Corp.	2,672	43,660
Oconee Federal Financial Corp.	610	12,639
Oritani Financial Corp.	3,277	46,894
People's United Financial, Inc. (d)	23,851	360,866
Provident Financial Holdings, Inc.	823	12,633
Pulaski Financial Corp.	1,219	14,665
Riverview Bancorp, Inc. (a)	2,552	11,458
SI Financial Group, Inc.	2,068	24,568
Territorial Bancorp, Inc.	1,160	24,963
TFS Financial Corp.	23,034	324,779
Trustco Bank Corp., New York	8,534	57,690
United Community Financial Corp.	2,878	14,994
United Financial Bancorp, Inc. New	3,587	44,443
Washington Federal, Inc.	8,106	171,199
Waterstone Financial, Inc.	3,292	42,368
Westfield Financial, Inc.	844	6,102
WSFS Financial Corp.	883	68,644
		2,928,594
TOTAL FINANCIALS		35,536,326
HEALTH CARE - 16.9%
Biotechnology - 10.9%
ACADIA Pharmaceuticals, Inc. (a)(d)	8,004	303,912
Acceleron Pharma, Inc. (a)(d)	2,385	96,903
Achillion Pharmaceuticals, Inc. (a)(d)	6,973	84,652
Acorda Therapeutics, Inc. (a)	2,871	97,155
Adamas Pharmaceuticals, Inc.	2,136	36,910
Aegerion Pharmaceuticals, Inc. (a)(d)	2,239	60,901
AEterna Zentaris, Inc. (sub. vtg.) (a)	1,956	1,267
Agenus, Inc. (a)	8,357	40,949
Agios Pharmaceuticals, Inc. (a)	2,647	283,970
Akebia Therapeutics, Inc. (a)	2,007	18,585
Alder Biopharmaceuticals, Inc.	2,823	75,882
Alexion Pharmaceuticals, Inc. (a)	14,761	2,662,442
Alkermes PLC (a)(d)	11,068	777,527
Alnylam Pharmaceuticals, Inc. (a)	5,703	579,026
AMAG Pharmaceuticals, Inc. (a)	1,871	92,109
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amarin Corp. PLC ADR (a)(d)	10,386	$ 15,683
Amgen, Inc.	56,809	8,959,915
Amicus Therapeutics, Inc. (a)	7,845	68,722
Anacor Pharmaceuticals, Inc. (a)(d)	3,056	132,936
Applied Genetic Technologies Corp.	1,495	30,334
Ardelyx, Inc.	1,376	21,665
Arena Pharmaceuticals, Inc. (a)	16,390	73,919
Argos Therapeutics, Inc. (a)	1,779	16,047
ARIAD Pharmaceuticals, Inc. (a)(d)	13,522	109,934
ArQule, Inc. (a)	5,579	10,489
Array BioPharma, Inc. (a)(d)	9,505	75,660
Arrowhead Research Corp. (a)(d)	3,485	26,242
Atara Biotherapeutics, Inc.	1,810	35,404
Athersys, Inc. (a)	4,747	12,295
Auspex Pharmaceuticals, Inc. (d)	2,282	153,442
Avalanche Biotechnologies, Inc. (a)	1,626	58,829
AVEO Pharmaceuticals, Inc. (a)	3,021	3,776
Bellicum Pharmaceuticals, Inc.	2,228	51,734
BIND Therapeutics, Inc. (a)(d)	1,192	7,224
BioCryst Pharmaceuticals, Inc. (a)(d)	6,628	67,606
Biogen Idec, Inc. (a)	17,611	7,213,289
BioMarin Pharmaceutical, Inc. (a)	11,005	1,178,305
Biospecifics Technologies Corp. (a)	474	18,467
Biota Pharmaceuticals, Inc. (a)	3,786	9,541
bluebird bio, Inc. (a)	2,157	205,605
Calithera Biosciences, Inc. (d)	1,756	26,726
Cancer Genetics, Inc. (a)	906	7,937
Cara Therapeutics, Inc.	1,846	18,922
Celgene Corp. (a)	59,927	7,282,928
Celladon Corp. (a)	1,479	26,844
Celldex Therapeutics, Inc. (a)(d)	6,919	176,711
Cellular Dynamics International, Inc. (a)	1,607	8,726
Celsion Corp. (a)	717	2,072
Cepheid, Inc. (a)(d)	5,262	299,092
ChemoCentryx, Inc. (a)(d)	3,046	24,794
Chimerix, Inc. (a)	3,546	143,542
China Biologic Products, Inc. (a)	1,924	147,378
Clovis Oncology, Inc. (a)(d)	2,610	199,561
Coherus BioSciences, Inc.	3,020	95,402
Conatus Pharmaceuticals, Inc. (a)(d)	1,575	10,017
Concert Pharmaceuticals, Inc.	2,016	29,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Coronado Biosciences, Inc. (a)(d)	2,706	$ 6,954
CTI BioPharma Corp. (a)(d)	9,862	23,077
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	4,907	15,114
Cyclacel Pharmaceuticals, Inc. (a)	621	932
Cytokinetics, Inc. (a)	2,236	17,240
Cytori Therapeutics, Inc. (a)(d)	3,480	3,898
CytRx Corp. (a)(d)	1,656	5,349
Dicerna Pharmaceuticals, Inc.	1,160	28,339
Discovery Laboratories, Inc. (a)(d)	9,890	15,923
Dyax Corp. (a)	9,550	144,301
Dynavax Technologies Corp. (a)(d)	2,284	40,198
Eagle Pharmaceuticals, Inc.	1,511	51,374
Eleven Biotherapeutics, Inc.	1,451	15,337
Enanta Pharmaceuticals, Inc. (a)(d)	1,663	59,569
Enzymotec Ltd. (a)	1,740	14,355
Epizyme, Inc. (a)(d)	3,090	72,677
Esperion Therapeutics, Inc. (a)	1,567	97,859
Exact Sciences Corp. (a)(d)	6,332	142,280
Exelixis, Inc. (a)(d)	15,034	44,050
Fate Therapeutics, Inc. (a)	1,867	9,298
FibroGen, Inc.	4,005	127,439
Five Prime Therapeutics, Inc. (a)	1,192	30,682
Flexion Therapeutics, Inc.	1,440	32,846
Forward Pharma A/S sponsored ADR	1,740	40,507
Foundation Medicine, Inc. (a)(d)	1,954	93,323
Galectin Therapeutics, Inc. (a)(d)	1,581	5,375
Galena Biopharma, Inc. (a)(d)	5,578	10,040
Galmed Pharmaceuticals Ltd. (a)(d)	1,350	12,812
Genocea Biosciences, Inc.	1,495	12,902
Genomic Health, Inc. (a)(d)	2,233	67,883
GenVec, Inc. (a)	757	2,407
Geron Corp. (a)(d)	10,005	30,215
Gilead Sciences, Inc. (a)	112,545	11,651,784
GlycoMimetics, Inc. (a)	1,666	13,861
Grifols SA ADR (d)	6,024	197,346
GTx, Inc. (a)	5,570	4,456
Halozyme Therapeutics, Inc. (a)(d)	8,823	132,963
Harvard Apparatus (a)	958	3,516
Heron Therapeutics, Inc. (a)	2,137	27,760
Hyperion Therapeutics, Inc. (a)	1,719	50,796
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idera Pharmaceuticals, Inc. (a)	3,923	$ 19,105
Ignyta, Inc. (a)	2,425	20,710
Immune Design Corp. (a)	1,890	41,656
ImmunoGen, Inc. (a)(d)	7,226	54,918
Immunomedics, Inc. (a)(d)	7,198	29,368
Incyte Corp. (a)(d)	12,546	1,077,074
Infinity Pharmaceuticals, Inc. (a)	3,404	51,741
Inovio Pharmaceuticals, Inc. (a)(d)	4,282	30,295
Insmed, Inc. (a)	3,230	59,884
Insys Therapeutics, Inc. (a)	2,499	150,090
Intercept Pharmaceuticals, Inc. (a)(d)	1,601	354,413
Ironwood Pharmaceuticals, Inc. Class A (a)	9,639	148,923
Isis Pharmaceuticals, Inc. (a)(d)	8,700	596,472
Juno Therapeutics, Inc. (d)	6,566	308,077
Kamada (a)	3,259	14,666
Karyopharm Therapeutics, Inc. (a)	2,685	73,193
Keryx Biopharmaceuticals, Inc. (a)(d)	7,847	95,420
Kindred Biosciences, Inc. (a)(d)	2,185	14,661
Kite Pharma, Inc. (d)	2,799	183,167
KYTHERA Biopharmaceuticals, Inc. (a)(d)	1,629	67,685
La Jolla Pharmaceutical Co. (a)	928	18,866
Lexicon Pharmaceuticals, Inc. (a)(d)	36,055	33,892
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	1,692	93,178
General CVR (a)	1,530	67
Glucagon CVR (a)	1,530	275
rights (a)	1,530	10
TR Beta CVR (a)	1,530	15
Loxo Oncology, Inc.	3,285	42,179
Lpath, Inc. (a)	2,771	8,119
Macrogenics, Inc. (a)	2,181	75,397
MannKind Corp. (a)(d)	29,875	194,785
Medivation, Inc. (a)	5,841	686,493
MEI Pharma, Inc. (a)	1,744	10,272
Merrimack Pharmaceuticals, Inc. (a)(d)	7,831	83,948
MiMedx Group, Inc. (a)(d)	6,762	69,987
Mirati Therapeutics, Inc. (a)(d)	2,002	47,588
Momenta Pharmaceuticals, Inc. (a)	4,505	61,493
Myriad Genetics, Inc. (a)(d)	5,773	196,686
Nanosphere, Inc. (a)	3,051	1,004
Neurocrine Biosciences, Inc. (a)	6,148	240,079
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
NewLink Genetics Corp. (a)(d)	1,944	$ 83,748
Northwest Biotherapeutics, Inc. (a)(d)	2,938	21,653
Novavax, Inc. (a)(d)	17,478	159,924
Nymox Pharmaceutical Corp. (a)(d)	2,262	1,448
Ohr Pharmaceutical, Inc. (a)	1,661	12,773
OncoGenex Pharmaceuticals, Inc. (a)	551	1,265
Oncolytics Biotech, Inc. (a)	4,012	2,888
OncoMed Pharmaceuticals, Inc. (a)	2,363	59,028
Onconova Therapeutics, Inc. (a)	1,884	4,314
Oncothyreon, Inc. (a)	4,649	7,438
Ophthotech Corp. (a)	2,384	128,104
Orexigen Therapeutics, Inc. (a)(d)	11,979	67,562
Osiris Therapeutics, Inc. (a)(d)	2,929	50,584
Otonomy, Inc.	1,656	61,404
OvaScience, Inc. (a)(d)	2,164	98,484
Paratek Pharmaceuticals, Inc. (a)	1,329	38,847
PDL BioPharma, Inc. (d)	11,600	80,968
Peregrine Pharmaceuticals, Inc. (a)(d)	14,895	21,002
Pharmacyclics, Inc. (a)(d)	5,713	1,233,608
Pluristem Therapeutics, Inc. (a)	4,873	14,814
Portola Pharmaceuticals, Inc. (a)	3,568	135,869
Prana Biotechnology Ltd. ADR (a)(d)	1,683	1,868
Progenics Pharmaceuticals, Inc. (a)(d)	4,158	27,069
ProQR Therapeutics BV (a)(d)	2,516	47,376
Prothena Corp. PLC (a)	1,717	45,638
PTC Therapeutics, Inc. (a)	2,473	176,399
QLT, Inc. (a)	4,527	18,199
Radius Health, Inc. (a)	2,784	118,738
Raptor Pharmaceutical Corp. (a)(d)	4,047	37,516
Receptos, Inc. (a)	2,311	292,665
Regado Biosciences, Inc. (a)(d)	2,186	2,514
Regeneron Pharmaceuticals, Inc. (a)	7,436	3,077,314
Regulus Therapeutics, Inc. (a)(d)	3,950	73,154
Repligen Corp. (a)(d)	2,698	69,366
Retrophin, Inc. (a)(d)	1,341	18,989
Rigel Pharmaceuticals, Inc. (a)	5,052	15,105
Sage Therapeutics, Inc.	1,722	74,821
Sangamo Biosciences, Inc. (a)(d)	4,918	82,721
Sarepta Therapeutics, Inc. (a)(d)	3,640	50,596
Seattle Genetics, Inc. (a)(d)	9,487	343,904
SIGA Technologies, Inc. (a)(d)	5,867	13,318
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sinovac Biotech Ltd. (a)(d)	4,585	$ 22,650
Sorrento Therapeutics, Inc. (a)	1,892	24,445
Spark Therapeutics, Inc.	1,671	96,233
Spectrum Pharmaceuticals, Inc. (a)(d)	4,617	28,764
Stemline Therapeutics, Inc. (a)	1,162	17,651
Sunesis Pharmaceuticals, Inc. (a)	4,797	10,649
Synageva BioPharma Corp. (a)(d)	2,815	277,925
Synergy Pharmaceuticals, Inc. (a)(d)	6,358	19,201
Synta Pharmaceuticals Corp. (a)(d)	11,167	26,801
T2 Biosystems, Inc.	1,542	25,566
Targacept, Inc. (a)	2,060	5,418
Tekmira Pharmaceuticals Corp. (a)	1,520	27,618
TESARO, Inc. (a)(d)	2,685	143,191
TetraLogic Pharmaceuticals Corp. (a)	2,482	11,963
TG Therapeutics, Inc. (a)	3,103	45,025
Threshold Pharmaceuticals, Inc. (a)	4,527	19,783
Tokai Pharmaceuticals, Inc. (d)	1,890	28,596
Transition Therapeutics, Inc. (a)	3,228	22,080
Trevena, Inc.	2,566	13,831
Ultragenyx Pharmaceutical, Inc.	2,476	134,373
uniQure B.V.	2,018	46,898
United Therapeutics Corp. (a)	3,515	545,001
Vanda Pharmaceuticals, Inc. (a)(d)	2,676	28,794
Verastem, Inc. (a)	1,372	10,208
Versartis, Inc. (a)(d)	2,311	45,781
Vertex Pharmaceuticals, Inc. (a)	18,075	2,158,697
Vical, Inc. (a)	3,973	4,052
Vitae Pharmaceuticals, Inc.	2,313	26,877
Vital Therapies, Inc.	1,815	40,202
Xencor, Inc. (a)	1,814	28,298
XOMA Corp. (a)	6,452	23,808
Zafgen, Inc.	1,729	66,826
ZIOPHARM Oncology, Inc. (a)(d)	8,366	94,201
		61,876,204
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	1,542	93,939
Abiomed, Inc. (a)	3,074	186,868
Accuray, Inc. (a)	4,763	42,772
Align Technology, Inc. (a)	5,898	338,250
Alphatec Holdings, Inc. (a)	8,128	11,786
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Analogic Corp.	986	$ 85,447
Angiodynamics, Inc. (a)	2,989	55,595
Anika Therapeutics, Inc. (a)(d)	1,114	44,471
Antares Pharma, Inc. (a)(d)	10,655	27,810
Atricure, Inc. (a)	2,253	39,833
Atrion Corp.	155	50,375
BioLase Technology, Inc.	2,217	4,811
Cardica, Inc. (a)	6,130	3,877
Cardiovascular Systems, Inc. (a)	2,856	107,700
Cerus Corp. (a)(d)	6,213	29,667
CONMED Corp.	2,218	113,783
Cutera, Inc. (a)	813	10,447
Cyberonics, Inc. (a)	2,063	141,316
Cynosure, Inc. Class A (a)	1,921	58,437
DENTSPLY International, Inc.	10,833	574,257
Derma Sciences, Inc. (a)(d)	2,560	20,275
DexCom, Inc. (a)	6,068	368,570
Endologix, Inc. (a)(d)	4,524	71,343
EnteroMedics, Inc. (a)(d)	4,294	4,552
Exactech, Inc. (a)	1,461	34,114
Fonar Corp. (a)	586	7,800
Genmark Diagnostics, Inc. (a)	2,990	38,003
Hansen Medical, Inc. (a)(d)	6,448	5,057
HeartWare International, Inc. (a)(d)	1,347	114,805
Hologic, Inc. (a)	21,005	680,142
ICU Medical, Inc. (a)	1,396	124,118
IDEXX Laboratories, Inc. (a)(d)	3,585	562,236
Imris, Inc. (a)(d)	5,080	5,527
Inogen, Inc.	2,044	67,963
Insulet Corp. (a)	4,194	133,076
Integra LifeSciences Holdings Corp. (a)	2,759	165,568
Intuitive Surgical, Inc. (a)	2,706	1,353,000
K2M Group Holdings, Inc.	2,652	54,339
Ldr Holding Corp. (a)(d)	2,010	78,571
LeMaitre Vascular, Inc.	2,994	22,814
Lumenis Ltd. Class B	1,772	20,573
Masimo Corp. (a)(d)	4,241	124,982
Mazor Robotics Ltd. sponsored ADR (a)	658	7,870
Meridian Bioscience, Inc.	3,196	63,281
Merit Medical Systems, Inc. (a)	2,907	57,006
Natus Medical, Inc. (a)	2,570	91,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Neogen Corp. (a)	2,593	$ 132,632
Neovasc, Inc. (a)	3,932	38,593
Novadaq Technologies, Inc. (a)	4,422	73,184
NuVasive, Inc. (a)	3,398	155,459
NxStage Medical, Inc. (a)(d)	4,501	77,327
Ocular Therapeutix, Inc.	1,104	39,490
OraSure Technologies, Inc. (a)	3,451	24,709
Orthofix International NV (a)	1,256	40,732
Oxford Immunotec Global PLC (a)	1,544	21,724
PhotoMedex, Inc. (a)(d)	1,837	3,307
Quidel Corp. (a)	2,940	75,499
ReWalk Robotics Ltd. (a)(d)	1,004	17,239
Rockwell Medical Technologies, Inc. (a)(d)	3,175	31,750
RTI Biologics, Inc. (a)	5,197	27,648
Second Sight Medical Products, Inc. (d)	3,756	60,735
Sientra, Inc.	2,340	43,009
Sirona Dental Systems, Inc. (a)	4,270	387,801
Staar Surgical Co. (a)(d)	2,676	18,357
Stereotaxis, Inc. (a)	406	962
SurModics, Inc. (a)	1,334	32,083
Synergetics U.S.A., Inc. (a)	2,900	13,108
Syneron Medical Ltd. (a)	2,527	29,819
Tandem Diabetes Care, Inc. (a)(d)	1,403	16,415
TearLab Corp. (a)(d)	1,922	4,997
The Spectranetics Corp. (a)(d)	3,287	111,133
Thoratec Corp. (a)	4,350	177,132
Tornier NV (a)	4,060	99,226
Trinity Biotech PLC sponsored ADR	1,866	33,140
TriVascular Technologies, Inc. (d)	2,529	25,948
Unilife Corp. (a)(d)	7,314	28,890
Utah Medical Products, Inc.	382	22,691
Vascular Solutions, Inc. (a)	1,028	29,997
Veracyte, Inc. (a)	1,524	13,396
Vermillion, Inc. (a)(d)	1,050	1,953
Wright Medical Group, Inc. (a)	4,021	99,037
Zeltiq Aesthetics, Inc. (a)	3,372	112,524
		8,420,652
Health Care Providers & Services - 1.6%
Acadia Healthcare Co., Inc. (a)(d)	4,651	294,083
Addus HomeCare Corp. (a)	990	21,681
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Air Methods Corp. (a)(d)	2,871	$ 152,134
Alliance Healthcare Services, Inc. (a)	873	20,873
Almost Family, Inc. (a)	615	21,906
Amedisys, Inc. (a)	3,220	97,147
AmSurg Corp. (a)	3,720	223,572
Bio-Reference Laboratories, Inc. (a)	2,443	85,358
BioScrip, Inc. (a)(d)	5,570	34,033
BioTelemetry, Inc. (a)	2,244	21,655
Catamaran Corp. (a)	15,690	783,308
Corvel Corp. (a)	1,689	59,841
Cross Country Healthcare, Inc. (a)	2,036	26,387
Express Scripts Holding Co. (a)	54,725	4,640,133
HealthEquity, Inc. (a)	3,584	72,648
Healthways, Inc. (a)	2,877	64,387
Henry Schein, Inc. (a)	6,393	895,340
iKang Healthcare Group, Inc. sponsored ADR	1,167	19,827
IPC The Hospitalist Co., Inc. (a)(d)	1,222	52,839
LHC Group, Inc. (a)	1,508	50,970
LifePoint Hospitals, Inc. (a)	3,411	245,456
Magellan Health Services, Inc. (a)	2,122	135,957
National Research Corp. Class A	2,094	29,107
NeoStem, Inc. (a)(d)	2,972	11,175
Patterson Companies, Inc. (d)	8,105	405,858
PDI, Inc. (a)	1,189	2,128
Premier, Inc. (a)	2,650	97,149
Providence Service Corp. (a)	1,220	56,120
RadNet, Inc. (a)	3,867	33,875
Sharps Compliance Corp. (a)	1,717	9,426
Surgical Care Affiliates, Inc. (a)	2,814	91,399
The Ensign Group, Inc.	1,547	68,176
USMD Holdings, Inc. (a)	843	11,423
VCA, Inc. (a)	6,306	335,984
		9,171,355
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	13,841	166,161
athenahealth, Inc. (a)(d)	2,829	359,481
Cerner Corp. (a)	25,530	1,839,692
Computer Programs & Systems, Inc.	823	43,290
HealthStream, Inc. (a)	2,062	53,365
HMS Holdings Corp. (a)(d)	6,739	118,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
MedAssets, Inc. (a)	4,826	$ 92,707
Medidata Solutions, Inc. (a)(d)	4,120	198,213
Merge Healthcare, Inc. (a)	6,558	26,232
Omnicell, Inc. (a)	2,703	94,740
Quality Systems, Inc.	4,412	76,681
		3,068,764
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(d)	3,394	67,880
Affymetrix, Inc. (a)(d)	6,502	76,073
Albany Molecular Research, Inc. (a)(d)	2,645	42,902
Apricus Biosciences, Inc. (a)(d)	2,648	5,826
Bio-Techne Corp.	2,737	266,940
Bruker Corp. (a)	12,681	241,319
Compugen Ltd. (a)(d)	2,753	23,015
Fluidigm Corp. (a)	1,979	87,472
Furiex Pharmaceuticals, Inc. rights	599	5,852
Harvard Bioscience, Inc. (a)	3,832	20,923
ICON PLC (a)(d)	4,678	322,829
Illumina, Inc. (a)	10,707	2,092,790
INC Research Holdings, Inc. Class A	3,625	108,496
Luminex Corp. (a)	3,340	52,572
Nanostring Technologies, Inc. (a)	1,102	11,582
NeoGenomics, Inc. (a)	5,175	23,495
Pacific Biosciences of California, Inc. (a)	4,790	30,177
PAREXEL International Corp. (a)	4,189	270,023
PRA Health Sciences, Inc.	4,225	133,172
QIAGEN NV (a)	17,430	440,282
Sequenom, Inc. (a)(d)	10,092	35,322
VWR Corp. (d)	10,043	246,556
		4,605,498
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(d)	3,291	29,158
Achaogen, Inc. (a)	1,581	17,660
Acura Pharmaceuticals, Inc. (a)	3,111	2,644
Aerie Pharmaceuticals, Inc. (a)	1,524	42,855
Akorn, Inc. (a)(d)	8,190	440,704
Alcobra Pharma Ltd. (a)(d)	1,108	8,343
Alexza Pharmaceuticals, Inc. (a)	701	1,479
Alimera Sciences, Inc. (a)	3,580	18,723
Amphastar Pharmaceuticals, Inc. (a)	4,136	57,904
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
ANI Pharmaceuticals, Inc. (a)	786	$ 52,945
Aratana Therapeutics, Inc. (a)	1,901	36,613
Assembly Biosciences, Inc. (a)	279	3,769
AstraZeneca PLC rights (a)	1,845	0
Bio Path Holdings, Inc. (a)(d)	13,881	25,680
Biodelivery Sciences International, Inc. (a)	3,183	47,729
Cardiome Pharma Corp. (a)	990	9,682
Cempra, Inc. (a)	3,117	103,235
Corcept Therapeutics, Inc. (a)(d)	6,711	22,213
Cumberland Pharmaceuticals, Inc. (a)	2,297	13,943
DepoMed, Inc. (a)	4,469	98,095
Dermira, Inc.	1,258	21,046
Durect Corp. (a)	7,575	7,954
Egalet Corp. (d)	1,377	20,669
Endo Health Solutions, Inc. (a)	12,966	1,109,890
Endocyte, Inc. (a)(d)	2,473	14,343
Flamel Technologies SA sponsored ADR (a)(d)	2,001	31,316
GW Pharmaceuticals PLC ADR (a)(d)	1,018	82,377
Horizon Pharma PLC (a)	10,133	208,030
Impax Laboratories, Inc. (a)	5,521	222,441
Imprimis Pharmaceuticals, Inc. (a)	1,375	10,491
Intersect ENT, Inc.	1,656	43,735
Intra-Cellular Therapies, Inc. (a)(d)	2,175	54,049
Jazz Pharmaceuticals PLC (a)	4,573	777,822
MediWound Ltd. (a)	3,192	24,674
Mylan N.V. (a)	28,167	1,614,673
Nektar Therapeutics (a)(d)	10,152	132,687
NeuroBioPharm, Inc.:
Class A (a)(d)	76	6
warrants (a)(d)	153	0
Ocera Therapeutics, Inc. (a)	1,137	6,418
Oculus Innovative Sciences, Inc. (a)	1,114	958
Omeros Corp. (a)(d)	2,329	48,606
Pacira Pharmaceuticals, Inc. (a)(d)	2,884	330,997
Pain Therapeutics, Inc. (a)	4,206	7,991
Pernix Therapeutics Holdings, Inc. (a)(d)	3,544	38,027
Phibro Animal Health Corp. Class A	1,295	46,970
Pozen, Inc. (a)	2,297	16,837
Relypsa, Inc. (a)(d)	2,279	88,425
Repros Therapeutics, Inc. (a)	1,694	15,602
Revance Therapeutics, Inc. (d)	2,444	39,226
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sagent Pharmaceuticals, Inc. (a)(d)	2,727	$ 74,120
Salix Pharmaceuticals Ltd. (a)	4,770	749,844
SciClone Pharmaceuticals, Inc. (a)(d)	3,684	28,404
Shire PLC sponsored ADR	4,033	975,623
Sucampo Pharmaceuticals, Inc. Class A (a)	3,174	48,816
Supernus Pharmaceuticals, Inc. (a)(d)	5,056	45,453
Tetraphase Pharmaceuticals, Inc. (a)	2,242	88,469
The Medicines Company (a)	4,960	142,674
Theravance Biopharma, Inc. (a)	2,536	55,107
Theravance, Inc. (d)	8,891	160,571
VIVUS, Inc. (a)(d)	7,401	19,317
XenoPort, Inc. (a)	4,655	31,887
Zogenix, Inc. (a)(d)	13,241	22,245
ZS Pharma, Inc.	1,376	68,071
		8,560,235
TOTAL HEALTH CARE		95,702,708
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	1,834	50,270
American Science & Engineering, Inc.	477	24,942
API Technologies Corp. (a)	5,524	10,772
Astronics Corp. (a)	1,105	76,864
BE Aerospace, Inc.	7,952	505,270
Elbit Systems Ltd.	3,193	205,278
Erickson Air-Crane, Inc. (a)	755	4,643
Innovative Solutions & Support, Inc. (a)(d)	1,654	6,930
KEYW Holding Corp. (a)(d)	2,790	24,357
KLX, Inc. (a)	3,976	158,801
Kratos Defense & Security Solutions, Inc. (a)	5,313	30,656
LMI Aerospace, Inc. (a)	881	12,545
Taser International, Inc. (a)(d)	3,774	88,614
		1,199,942
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,388	57,428
Atlas Air Worldwide Holdings, Inc. (a)(d)	1,984	89,974
C.H. Robinson Worldwide, Inc.	10,774	800,508
Echo Global Logistics, Inc. (a)(d)	1,921	55,786
Expeditors International of Washington, Inc.	14,508	700,736
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	2,320	$ 124,120
Hub Group, Inc. Class A (a)	2,673	107,909
Park-Ohio Holdings Corp.	971	56,075
UTi Worldwide, Inc. (a)(d)	7,720	100,978
		2,093,514
Airlines - 0.8%
Allegiant Travel Co.	1,374	252,294
American Airlines Group, Inc.	53,659	2,570,266
Hawaiian Holdings, Inc. (a)(d)	3,761	69,616
JetBlue Airways Corp. (a)(d)	21,641	372,009
Republic Airways Holdings, Inc. (a)	3,254	41,879
Ryanair Holdings PLC sponsored ADR	8,298	525,678
SkyWest, Inc.	4,383	64,079
Spirit Airlines, Inc. (a)	5,437	422,890
Virgin America, Inc.	3,110	108,974
		4,427,685
Building Products - 0.1%
AAON, Inc.	4,539	102,173
American Woodmark Corp. (a)	1,229	64,719
Apogee Enterprises, Inc.	2,326	106,647
Builders FirstSource, Inc. (a)(d)	8,014	48,324
China Ceramics Co. Ltd.	1,611	1,675
Gibraltar Industries, Inc. (a)	2,181	31,973
Insteel Industries, Inc.	1,770	38,427
Nortek, Inc. (a)	1,083	84,095
Patrick Industries, Inc. (a)	871	48,123
PGT, Inc. (a)	4,416	44,911
Universal Forest Products, Inc.	1,537	83,075
		654,142
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	6,818	29,999
CECO Environmental Corp. (d)	1,926	27,407
China Recycling Energy Corp. (a)(d)	3,074	2,800
Cintas Corp. (d)	8,805	735,041
Copart, Inc. (a)	9,496	355,340
Courier Corp.	841	20,487
Fuel Tech, Inc. (a)	1,867	6,049
G&K Services, Inc. Class A	1,345	96,827
Healthcare Services Group, Inc.	5,513	185,071
Heritage-Crystal Clean, Inc. (a)	1,834	22,558
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	4,244	$ 131,437
Industrial Services of America, Inc. (a)	879	4,667
InnerWorkings, Inc. (a)(d)	4,761	30,232
Interface, Inc.	5,689	114,861
Intersections, Inc. (d)	1,277	4,789
Kimball International, Inc. Class B	2,554	24,391
Matthews International Corp. Class A	2,424	117,249
McGrath RentCorp.	1,885	60,301
Mobile Mini, Inc.	3,660	151,853
Multi-Color Corp.	1,077	73,538
Performant Financial Corp. (a)(d)	3,219	16,900
Perma-Fix Environmental Services, Inc. (a)	1,073	4,528
Quest Resource Holding Corp. (a)(d)	6,800	8,500
R.R. Donnelley & Sons Co.	15,172	289,330
SP Plus Corp. (a)	2,194	49,606
Stericycle, Inc. (a)	6,381	861,244
Swisher Hygiene, Inc. (a)	1,161	2,229
Tetra Tech, Inc.	4,884	124,200
U.S. Ecology, Inc. (d)	1,606	78,405
United Stationers, Inc.	3,203	129,369
West Corp.	6,315	215,657
		3,974,865
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B	675	11,313
Aegion Corp. (a)	3,079	55,699
Great Lakes Dredge & Dock Corp. (a)	4,876	29,744
Integrated Electrical Services, Inc. (a)	1,701	13,608
Layne Christensen Co. (a)(d)	1,722	11,193
MYR Group, Inc. (a)	1,653	45,689
Northwest Pipe Co. (a)	928	22,476
Primoris Services Corp.	4,191	86,544
Sterling Construction Co., Inc. (a)	2,716	7,496
		283,762
Electrical Equipment - 0.2%
Active Power, Inc. (a)	1,782	3,475
American Superconductor Corp. (a)(d)	3,778	3,142
Ballard Power Systems, Inc. (a)(d)	9,489	21,861
Broadwind Energy, Inc. (a)	698	3,455
Capstone Turbine Corp. (a)(d)	24,256	17,164
Encore Wire Corp.	1,369	51,050
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Enphase Energy, Inc. (a)(d)	2,709	$ 37,330
Franklin Electric Co., Inc.	3,550	129,504
FuelCell Energy, Inc. (a)(d)	18,330	24,012
Highpower International, Inc. (a)	904	4,601
Hydrogenics Corp. (a)(d)	497	6,819
Jinpan International Ltd.	1,375	7,246
LSI Industries, Inc.	1,340	10,546
Ocean Power Technologies, Inc. (a)	1,131	577
Plug Power, Inc. (a)(d)	15,458	47,611
Powell Industries, Inc.	1,121	37,823
Power Solutions International, Inc. (a)(d)	827	46,750
Preformed Line Products Co.	354	16,266
Real Goods Solar, Inc. Class A (a)(d)	2,153	873
Revolution Lighting Technologies, Inc. (a)(d)	5,580	6,138
SolarCity Corp. (a)(d)	7,420	381,091
Ultralife Corp. (a)	1,741	6,181
Vicor Corp. (a)	2,993	39,448
		902,963
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,856	59,519
Machinery - 0.7%
Adept Technology, Inc. (a)(d)	849	5,595
Altra Industrial Motion Corp.	2,239	61,125
American Railcar Industries, Inc. (d)	1,632	91,653
ARC Group Worldwide, Inc. (a)(d)	1,192	7,438
Astec Industries, Inc.	1,751	74,890
Chart Industries, Inc. (a)	2,365	82,633
Columbus McKinnon Corp. (NY Shares)	1,711	45,444
Commercial Vehicle Group, Inc. (a)	2,620	15,013
Dynamic Materials Corp.	870	14,051
Energy Recovery, Inc. (a)(d)	3,428	11,621
ExOne Co. (a)(d)	962	14,555
FreightCar America, Inc.	881	27,575
Hardinge, Inc.	1,577	18,009
Hurco Companies, Inc.	435	14,847
L.B. Foster Co. Class A	652	31,961
Lincoln Electric Holdings, Inc.	5,862	404,712
Manitex International, Inc. (a)	1,057	12,420
Middleby Corp. (a)	4,333	461,941
NN, Inc.	1,696	46,996
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Nordson Corp.	4,603	$ 354,109
Omega Flex, Inc.	696	19,836
PACCAR, Inc.	26,269	1,682,529
PMFG, Inc. (a)(d)	1,073	4,936
RBC Bearings, Inc.	1,748	108,463
Sun Hydraulics Corp.	2,030	78,561
Tecumseh Products Co. (a)	2,076	6,415
TriMas Corp. (a)	3,683	110,343
Twin Disc, Inc.	667	12,266
Westport Innovations, Inc. (a)(d)	4,179	23,026
Woodward, Inc.	4,674	226,923
		4,069,886
Marine - 0.0%
Diana Containerships, Inc.	2,901	7,223
DryShips, Inc. (d)	55,202	52,447
Eagle Bulk Shipping, Inc. (a)	3,583	39,413
Euroseas Ltd. (a)	2,639	1,974
Knightsbridge Shipping Ltd. (d)	1,809	8,918
Paragon Shipping, Inc. Class A (a)	2,541	4,701
Rand Logistics, Inc. (a)	2,040	6,773
Star Bulk Carriers Corp. (a)(d)	5,784	26,722
Ultrapetrol (Bahamas) Ltd. (a)	11,263	18,809
		166,980
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)(d)	1,960	69,580
Acacia Research Corp. (d)	3,460	43,388
Advisory Board Co. (a)	3,288	177,947
Barrett Business Services, Inc.	528	19,668
Corp. Resources Services, Inc. (a)	9,720	1,537
CRA International, Inc. (a)	928	27,924
Exponent, Inc.	842	72,858
Heidrick & Struggles International, Inc.	1,456	34,857
Hudson Global, Inc. (a)	1,886	5,168
Huron Consulting Group, Inc. (a)	1,606	107,040
ICF International, Inc. (a)	1,539	64,484
Kelly Services, Inc. Class A (non-vtg.)	2,450	42,410
Kforce, Inc.	2,082	49,135
Lightbridge Corp. (a)(d)	1,377	1,666
Odyssey Marine Exploration, Inc. (a)(d)	7,573	5,286
Paylocity Holding Corp. (d)	3,686	110,175
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Pendrell Corp. (a)	15,517	$ 17,689
Resources Connection, Inc.	3,259	57,749
RPX Corp. (a)	4,503	65,654
Verisk Analytics, Inc. (a)	12,285	882,186
VSE Corp.	383	30,337
		1,886,738
Road & Rail - 0.6%
AMERCO	1,468	479,772
ArcBest Corp.	1,949	81,624
Avis Budget Group, Inc. (a)	7,774	471,260
Covenant Transport Group, Inc. Class A (a)	1,654	52,680
Heartland Express, Inc. (d)	6,736	169,545
J.B. Hunt Transport Services, Inc.	8,808	753,084
Landstar System, Inc.	3,373	236,852
Marten Transport Ltd.	2,271	52,664
Old Dominion Freight Lines, Inc. (a)	6,502	507,936
P.A.M. Transportation Services, Inc. (a)	901	47,275
Patriot Transportation Holding, Inc. (a)	278	6,263
Quality Distribution, Inc. (a)	1,630	17,914
Saia, Inc. (a)	1,837	84,557
Student Transportation, Inc. (d)	7,789	44,674
U.S.A. Truck, Inc. (a)	812	24,725
Universal Truckload Services, Inc.	2,474	63,211
Werner Enterprises, Inc.	5,194	166,572
YRC Worldwide, Inc. (a)	2,442	48,132
		3,308,740
Trading Companies & Distributors - 0.3%
Aceto Corp.	1,862	39,865
Beacon Roofing Supply, Inc. (a)	3,781	113,506
DXP Enterprises, Inc. (a)	1,133	51,891
Fastenal Co. (d)	21,856	908,117
General Finance Corp. (a)	2,615	24,293
H&E Equipment Services, Inc.	2,494	61,053
HD Supply Holdings, Inc. (a)	14,596	430,655
Houston Wire & Cable Co.	1,490	15,809
Lawson Products, Inc. (a)	1,160	31,668
Rush Enterprises, Inc.:
Class A (a)	2,009	56,111
Class B (a)	1,199	30,563
Stock Building Supply Holdings, Inc. (a)	1,696	26,339
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Titan Machinery, Inc. (a)(d)	1,606	$ 23,159
Willis Lease Finance Corp. (a)	1,105	23,581
		1,836,610
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (d)	382	14,451
TOTAL INDUSTRIALS		24,879,797
INFORMATION TECHNOLOGY - 46.9%
Communications Equipment - 4.5%
ADTRAN, Inc.	4,706	101,320
Alliance Fiber Optic Products, Inc.	1,582	25,945
Applied Optoelectronics, Inc. (a)	1,044	13,029
Arris Group, Inc. (a)	11,208	329,291
Aruba Networks, Inc. (a)	8,013	198,803
AudioCodes Ltd. (a)	3,828	19,485
Aviat Networks, Inc. (a)	5,839	7,416
Bel Fuse, Inc. Class B (non-vtg.)	707	13,497
Black Box Corp.	1,508	33,161
Brocade Communications Systems, Inc.	33,043	409,403
CalAmp Corp. (a)(d)	2,387	45,711
Ceragon Networks Ltd. (a)	2,582	3,098
Cisco Systems, Inc.	381,166	11,248,209
Clearfield, Inc. (a)(d)	1,262	17,567
CommScope Holding Co., Inc. (a)	14,275	449,663
Communications Systems, Inc.	1,689	18,782
Comtech Telecommunications Corp.	1,193	42,638
Digi International, Inc. (a)	2,593	27,434
DragonWave, Inc. (a)	2,702	2,399
EchoStar Holding Corp. Class A (a)	3,426	186,203
EMCORE Corp. (a)	4,950	26,780
EXFO, Inc. (sub. vtg.) (a)	1,747	6,554
Extreme Networks, Inc. (a)	6,798	24,133
F5 Networks, Inc. (a)	5,531	653,294
Finisar Corp. (a)(d)	7,440	156,314
Gilat Satellite Networks Ltd. (a)	4,680	22,558
Harmonic, Inc. (a)	7,638	59,653
Infinera Corp. (a)	9,548	162,793
InterDigital, Inc.	2,881	152,318
Ituran Location & Control Ltd.	1,674	38,569
Ixia (a)(d)	5,800	66,004
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	17,951	$ 247,185
KVH Industries, Inc. (a)	987	12,663
Meru Networks, Inc. (a)(d)	3,661	9,702
Mitel Networks Corp. (a)	7,261	73,772
NETGEAR, Inc. (a)	2,823	91,014
Novatel Wireless, Inc. (a)	3,859	20,298
NumereX Corp. Class A (a)	1,604	18,141
Oclaro, Inc. (a)(d)	5,548	9,709
Parkervision, Inc. (a)(d)	7,895	7,501
PC-Tel, Inc.	2,152	17,431
Polycom, Inc. (a)	11,154	154,148
Procera Networks, Inc. (a)	1,044	9,688
QUALCOMM, Inc.	123,808	8,977,318
Radware Ltd. (a)	2,884	61,256
Riverbed Technology, Inc. (a)	11,289	236,392
ShoreTel, Inc. (a)	5,226	38,934
Sierra Wireless, Inc. (a)(d)	2,536	95,252
Silicom Ltd.	667	31,022
Sonus Networks, Inc. (a)	4,355	74,296
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	16,230	209,854
Tessco Technologies, Inc.	669	14,952
Ubiquiti Networks, Inc. (d)	6,762	213,950
UTStarcom Holdings Corp. (a)	2,675	7,704
ViaSat, Inc. (a)(d)	3,539	231,238
Westell Technologies, Inc. Class A (a)	5,368	7,676
Wi-Lan, Inc.	9,224	24,276
		25,457,396
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	2,030	20,077
CDW Corp.	13,202	496,791
Cognex Corp. (a)	6,678	298,440
Coherent, Inc. (a)	1,773	113,898
Control4 Corp. (a)(d)	1,696	22,014
CUI Global, Inc. (a)	2,018	11,503
Daktronics, Inc.	3,399	34,772
Deswell Industries, Inc.	1,659	3,136
DTS, Inc. (a)	1,166	34,362
Echelon Corp. (a)	3,538	3,998
Electro Rent Corp.	2,088	26,977
Electro Scientific Industries, Inc.	2,581	17,835
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FARO Technologies, Inc. (a)	1,334	$ 80,000
FEI Co.	3,177	250,951
Flextronics International Ltd. (a)	43,717	532,473
FLIR Systems, Inc.	10,791	348,333
GSI Group, Inc. (a)	2,900	38,135
Hollysys Automation Technologies Ltd.	4,441	82,736
I. D. Systems Inc. (a)	1,161	7,488
Identiv, Inc. (a)	593	5,734
II-VI, Inc. (a)	4,594	80,349
Insight Enterprises, Inc. (a)	3,145	82,714
IPG Photonics Corp. (a)(d)	4,005	384,080
Itron, Inc. (a)	2,971	108,382
Kimball Electronics, Inc. (a)	1,915	23,976
Littelfuse, Inc.	1,601	160,612
LoJack Corp. (a)	2,031	5,788
Maxwell Technologies, Inc. (a)(d)	2,117	15,962
Mercury Systems, Inc. (a)	3,085	52,507
Mesa Laboratories, Inc.	263	19,428
MTS Systems Corp.	1,110	80,420
Multi-Fineline Electronix, Inc. (a)	2,152	40,092
National Instruments Corp.	9,632	299,940
Neonode, Inc. (a)(d)	2,681	8,231
NetList, Inc. (a)(d)	4,390	5,927
Newport Corp. (a)	3,402	67,904
Orbotech Ltd. (a)	2,726	43,861
OSI Systems, Inc. (a)	1,374	99,574
PC Connection, Inc.	2,415	61,872
PC Mall, Inc. (a)	1,874	18,009
Plexus Corp. (a)	2,702	108,756
RadiSys Corp. (a)	1,804	4,239
Richardson Electronics Ltd.	930	8,500
Rofin-Sinar Technologies, Inc. (a)	2,157	51,703
Sanmina Corp. (a)	5,952	135,110
ScanSource, Inc. (a)	2,326	84,573
Speed Commerce, Inc. (a)	2,814	2,083
Tech Data Corp. (a)	2,813	167,374
Trimble Navigation Ltd. (a)	19,734	515,847
TTM Technologies, Inc. (a)(d)	5,610	49,424
Uni-Pixel, Inc. (a)	842	5,751
Universal Display Corp. (a)(d)	3,569	122,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Viasystems Group, Inc. (a)	1,366	$ 23,919
Zebra Technologies Corp. Class A (a)	3,828	348,539
		5,717,837
Internet Software & Services - 10.8%
21Vianet Group, Inc. ADR (a)(d)	3,335	57,696
Actua Corp. (a)	2,813	47,146
Akamai Technologies, Inc. (a)	13,078	909,052
Angie's List, Inc. (a)(d)	4,990	33,633
Autobytel, Inc. (a)	673	8,675
Baidu.com, Inc. sponsored ADR (a)	20,619	4,201,121
Bazaarvoice, Inc. (a)	5,307	49,090
Benefitfocus, Inc. (a)(d)	1,784	58,087
Blucora, Inc. (a)(d)	3,961	58,702
Borderfree, Inc. (a)	1,713	13,207
Brightcove, Inc. (a)	2,784	21,743
Carbonite, Inc. (a)	1,984	29,899
China Finance Online Co. Ltd. ADR (a)(d)	1,769	10,048
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,138	11,300
Cimpress NV (a)	2,477	206,830
comScore, Inc. (a)	2,802	144,555
Constant Contact, Inc. (a)(d)	2,320	95,886
Cornerstone OnDemand, Inc. (a)(d)	4,100	131,057
CoStar Group, Inc. (a)	2,479	493,718
Criteo SA sponsored ADR (a)(d)	3,248	147,329
DealerTrack Holdings, Inc. (a)(d)	4,037	160,551
E2open, Inc. (a)(d)	1,750	14,998
EarthLink Holdings Corp.	8,613	36,778
eBay, Inc. (a)	92,720	5,369,415
eGain Communications Corp. (a)	1,798	6,257
Endurance International Group Holdings, Inc. (a)	8,730	162,553
Equinix, Inc.	4,090	916,876
Facebook, Inc. Class A (a)	165,705	13,085,724
Five9, Inc.	5,430	21,177
GigaMedia Ltd. (a)	4,119	3,378
Gogo, Inc. (a)(d)	6,182	111,152
Google, Inc.:
Class A (a)	21,612	12,159,560
Class C (a)	24,923	13,917,003
HomeAway, Inc. (a)	6,760	209,526
Hortonworks, Inc. (d)	3,385	77,957
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp	5,862	$ 395,216
Internap Network Services Corp. (a)	4,415	42,031
iPass, Inc. (a)	7,286	6,922
j2 Global, Inc.	3,459	232,618
Limelight Networks, Inc. (a)	8,235	27,505
Liquidity Services, Inc. (a)(d)	2,297	22,694
LiveDeal, Inc. (a)(d)	1,283	3,785
LivePerson, Inc. (a)	4,437	51,181
LogMeIn, Inc. (a)	2,032	107,086
Marchex, Inc. Class B	2,627	10,850
Marketo, Inc. (a)(d)	3,053	85,331
MercadoLibre, Inc. (d)	3,312	433,773
Net Element International, Inc. (a)(d)	1,870	2,244
NetEase, Inc. sponsored ADR	5,510	551,220
NIC, Inc.	5,431	95,043
Perficient, Inc. (a)	2,930	58,248
Perion Network Ltd. (a)	5,030	17,354
Points International Ltd. (a)	1,541	15,009
QuinStreet, Inc. (a)	3,377	22,660
RealNetworks, Inc. (a)	2,673	19,005
Rediff.com India Ltd. sponsored ADR (a)	1,160	2,227
Reis, Inc.	725	17,552
RetailMeNot, Inc. (a)	3,973	69,249
Rocket Fuel, Inc. (a)(d)	2,671	26,096
SciQuest, Inc. (a)	1,542	26,846
Sify Technologies Ltd. sponsored ADR	3,364	4,743
SINA Corp. (a)(d)	4,944	183,521
Sohu.com, Inc. (a)	2,850	149,967
SPS Commerce, Inc. (a)	1,324	90,959
Stamps.com, Inc. (a)	1,305	73,158
Support.com, Inc. (a)	5,307	9,075
TechTarget, Inc. (a)	2,900	35,206
TheStreet.com, Inc.	5,174	10,400
Travelzoo, Inc. (a)	1,451	14,626
TrueCar, Inc. (d)	5,267	104,813
Tucows, Inc. (a)	1,118	21,164
United Online, Inc. (a)	885	14,487
Unwired Planet, Inc. (a)	7,339	5,651
VeriSign, Inc. (a)(d)	9,253	592,377
Web.com Group, Inc. (a)	3,956	70,615
WebMD Health Corp. (a)(d)	3,053	134,485
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Weibo Corp. sponsored ADR (d)	3,247	$ 43,315
Wix.com Ltd. (a)	2,728	50,004
Xoom Corp. (a)(d)	3,106	52,957
Yahoo!, Inc. (a)	70,741	3,132,411
Yandex NV (a)	18,255	300,295
YY, Inc. ADR (a)(d)	2,575	135,677
Zillow Group, Inc. (a)(d)	2,479	284,465
Zix Corp. (a)	4,296	17,184
		60,854,979
IT Services - 2.2%
Acxiom Corp. (a)	5,613	112,260
Amdocs Ltd.	12,096	635,040
Automatic Data Processing, Inc.	35,809	3,181,272
Blackhawk Network Holdings, Inc. (a)	2,905	106,555
Blackhawk Network Holdings, Inc. (a)(d)	1,634	60,523
Cardtronics, Inc. (a)	3,457	126,492
Cass Information Systems, Inc.	899	45,130
China Information Technology, Inc. (a)	1,832	6,192
Cognizant Technology Solutions Corp. Class A (a)	45,396	2,836,569
Computer Task Group, Inc.	1,375	10,491
CSG Systems International, Inc.	2,616	78,245
Datalink Corp. (a)	1,746	19,835
Euronet Worldwide, Inc. (a)	3,834	216,621
ExlService Holdings, Inc. (a)	2,793	97,476
Fiserv, Inc. (a)	18,082	1,411,662
Forrester Research, Inc.	1,227	46,160
Hackett Group, Inc.	3,277	28,870
iGATE Corp. (a)(d)	5,729	245,201
Information Services Group, Inc.	2,408	9,415
Innodata, Inc. (a)	2,437	6,507
Jack Henry & Associates, Inc.	6,119	400,795
Lionbridge Technologies, Inc. (a)	4,148	23,353
ManTech International Corp. Class A	1,542	51,040
Mattersight Corp. (a)	2,033	14,536
ModusLink Global Solutions, Inc. (a)	3,219	12,039
MoneyGram International, Inc. (a)(d)	3,780	32,111
NCI, Inc. Class A	939	11,296
Net 1 UEPS Technologies, Inc. (a)	3,862	52,755
Paychex, Inc.	27,124	1,351,725
PFSweb, Inc. (a)	784	8,773
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Planet Payment, Inc. (a)	5,963	$ 9,899
PRG-Schultz International, Inc. (a)	3,341	16,738
QIWI PLC Class B sponsored ADR (d)	2,478	58,382
Sabre Corp.	20,428	444,513
ServiceSource International, Inc. (a)	5,022	18,682
Sykes Enterprises, Inc. (a)	3,306	76,865
Syntel, Inc. (a)	6,274	309,936
Teletech Holdings, Inc.	4,274	103,858
Virtusa Corp. (a)	2,015	79,310
		12,357,122
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Energy Industries, Inc. (a)	2,900	77,198
Advanced Micro Devices, Inc. (a)(d)	57,107	177,603
Aixtron AG sponsored ADR (a)	356	2,830
Alpha & Omega Semiconductor Ltd. (a)	2,218	19,674
Altera Corp.	22,597	836,315
Ambarella, Inc. (a)(d)	2,152	123,503
Amkor Technology, Inc. (a)	17,795	173,145
Amtech Systems, Inc. (a)	765	8,277
ANADIGICS, Inc. (a)(d)	5,829	6,937
Analog Devices, Inc.	23,206	1,358,479
Applied Materials, Inc.	91,132	2,282,857
Applied Micro Circuits Corp. (a)(d)	4,674	25,427
ARM Holdings PLC sponsored ADR (d)	9,329	498,822
ASM International NV (depositary receipt)	407	18,445
ASML Holding NV	6,136	660,724
Atmel Corp.	31,644	263,911
Audience, Inc. (a)	1,834	8,950
Avago Technologies Ltd.	18,879	2,409,338
Axcelis Technologies, Inc. (a)	8,817	24,688
AXT, Inc. (a)	3,837	10,513
Broadcom Corp. Class A	40,100	1,813,723
Brooks Automation, Inc.	5,461	65,532
Cabot Microelectronics Corp. (a)	1,891	97,973
Camtek Ltd. (a)	2,872	8,817
Canadian Solar, Inc. (a)	3,839	113,730
Cascade Microtech, Inc. (a)	1,549	20,912
Cavium, Inc. (a)(d)	4,188	286,836
Ceva, Inc. (a)	2,030	40,417
China Sunergy Co. Ltd. ADR (a)	846	1,726
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,075	$ 48,597
Cirrus Logic, Inc. (a)	4,673	140,704
Cohu, Inc.	1,711	18,633
Cree, Inc. (a)(d)	9,293	364,843
Cypress Semiconductor Corp. (d)	10,813	159,492
Diodes, Inc. (a)	3,138	89,402
DSP Group, Inc. (a)	2,523	28,485
Entegris, Inc. (a)	10,092	135,334
Entropic Communications, Inc. (a)	6,273	18,505
EZchip Semiconductor Ltd. (a)	1,972	42,516
Fairchild Semiconductor International, Inc. (a)	9,204	160,518
First Solar, Inc. (a)(d)	7,456	445,459
FormFactor, Inc. (a)	3,578	35,136
GSI Technology, Inc. (a)	1,492	8,504
Hanwha Solarone Co. Ltd. ADR (a)(d)	3,457	3,976
Himax Technologies, Inc. sponsored ADR (d)	7,808	56,218
Ikanos Communications, Inc. (a)	359	1,188
Integrated Device Technology, Inc. (a)	11,720	241,901
Integrated Silicon Solution, Inc.	1,949	32,042
Intel Corp.	360,238	11,977,914
Intermolecular, Inc. (a)	2,900	5,191
Intersil Corp. Class A	9,547	148,838
IXYS Corp.	3,138	37,562
JA Solar Holdings Co. Ltd. ADR (a)(d)	4,446	37,747
KLA-Tencor Corp.	12,142	788,684
Kopin Corp. (a)	6,386	27,651
Kulicke & Soffa Industries, Inc. (a)	6,569	105,104
Lam Research Corp.	11,982	988,036
Lattice Semiconductor Corp. (a)	9,455	63,538
Linear Technology Corp.	17,913	863,138
M/A-COM Technology Solutions Holdings, Inc. (a)	3,256	109,792
Marvell Technology Group Ltd.	38,557	621,539
Mattson Technology, Inc. (a)	4,206	20,105
Maxim Integrated Products, Inc.	21,015	722,811
Mellanox Technologies Ltd. (a)(d)	3,279	156,212
Micrel, Inc.	4,620	68,977
Microchip Technology, Inc. (d)	14,971	767,563
Micron Technology, Inc. (a)	80,310	2,463,108
Microsemi Corp. (a)	7,200	232,128
MKS Instruments, Inc.	3,781	133,696
Monolithic Power Systems, Inc.	2,788	147,011
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	2,958	$ 5,324
Nanometrics, Inc. (a)(d)	1,543	27,589
Nova Measuring Instruments Ltd. (a)	2,118	23,700
NVE Corp.	435	27,718
NVIDIA Corp.	40,505	893,540
NXP Semiconductors NV (a)	17,105	1,452,129
O2Micro International Ltd. sponsored ADR (a)	3,138	7,908
Omnivision Technologies, Inc. (a)	4,061	108,875
ON Semiconductor Corp. (a)	32,118	409,505
PDF Solutions, Inc. (a)	2,610	47,345
Pericom Semiconductor Corp.	2,616	40,810
Photronics, Inc. (a)	4,322	35,916
Pixelworks, Inc. (a)(d)	1,144	6,040
PMC-Sierra, Inc. (a)	13,664	129,808
Power Integrations, Inc.	2,443	134,023
Qorvo, Inc. (a)	11,044	766,454
QuickLogic Corp. (a)(d)	2,988	5,707
Rambus, Inc. (a)(d)	8,616	103,392
Rubicon Technology, Inc. (a)	1,833	7,992
SemiLEDs Corp. (a)	2,122	2,822
Semtech Corp. (a)	5,023	145,315
Sigma Designs, Inc. (a)	2,210	16,288
Silicon Image, Inc. (a)	6,299	45,920
Silicon Laboratories, Inc. (a)	3,146	159,313
Silicon Motion Technology Corp. sponsored ADR	2,379	63,258
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,077	36,081
Skyworks Solutions, Inc.	14,179	1,244,207
SunEdison Semiconductor Ltd.	3,028	72,854
SunPower Corp. (a)(d)	9,990	326,273
Synaptics, Inc. (a)(d)	2,610	224,330
Tessera Technologies, Inc.	3,889	155,793
Texas Instruments, Inc.	79,039	4,647,493
Tower Semiconductor Ltd. (a)	1,283	20,643
Ultra Clean Holdings, Inc. (a)	2,060	17,016
Ultratech, Inc. (a)	1,919	34,619
Veeco Instruments, Inc. (a)(d)	2,902	88,482
Vitesse Semiconductor Corp. (a)	3,952	16,282
Xcerra Corp. (a)	3,919	35,585
Xilinx, Inc.	19,541	827,952
		46,369,401
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 9.0%
ACI Worldwide, Inc. (a)	9,135	$ 181,330
Activision Blizzard, Inc.	54,061	1,260,703
Adobe Systems, Inc. (a)	37,051	2,930,734
Advent Software, Inc.	4,060	179,330
Allot Communications Ltd. (a)	3,210	30,078
American Software, Inc. Class A	756	7,288
ANSYS, Inc. (a)	6,937	596,374
Aspen Technology, Inc. (a)	6,884	265,757
Autodesk, Inc. (a)	16,856	1,082,829
Blackbaud, Inc.	3,287	149,230
BluePhoenix Solutions Ltd. (a)	609	1,614
Bottomline Technologies, Inc. (a)(d)	2,999	79,414
BroadSoft, Inc. (a)	2,040	64,178
CA Technologies, Inc.	33,324	1,083,696
Cadence Design Systems, Inc. (a)(d)	21,578	396,064
Callidus Software, Inc. (a)	3,140	44,871
CDK Global, Inc.	12,044	564,021
Changyou.com Ltd. (A Shares) ADR (a)	710	19,887
Check Point Software Technologies Ltd. (a)	14,157	1,181,968
China Mobile Games & Entertainment Group Ltd. ADR (a)	590	10,532
Citrix Systems, Inc. (a)	12,017	765,182
ClickSoftware Technologies Ltd. (a)	2,125	17,659
CommVault Systems, Inc. (a)	3,231	155,960
Comverse, Inc. (a)	1,542	27,663
Covisint Corp. (a)	4,914	12,285
CyberArk Software Ltd. (a)(d)	2,054	121,741
Datawatch Corp. (a)(d)	991	6,590
Descartes Systems Group, Inc. (a)	6,222	94,268
Digimarc Corp. (d)	754	19,996
Ebix, Inc. (d)	2,477	65,096
Electronic Arts, Inc. (a)	23,003	1,315,312
EnerNOC, Inc. (a)(d)	2,621	35,357
Envivio, Inc. (a)	2,910	4,220
EPIQ Systems, Inc.	2,900	51,040
ePlus, Inc. (a)	553	45,993
FalconStor Software, Inc. (a)	4,902	7,892
FireEye, Inc. (a)(d)	11,226	496,975
Fortinet, Inc. (a)	11,910	400,295
Glu Mobile, Inc. (a)(d)	10,246	51,537
Guidance Software, Inc. (a)(d)	2,496	14,652
Informatica Corp. (a)	8,056	345,965
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence Group, Inc. (a)(d)	1,423	$ 60,392
Intuit, Inc.	21,221	2,071,806
Jive Software, Inc. (a)	4,817	24,374
Kofax Ltd. (a)(d)	8,105	55,276
KongZhong Corp. sponsored ADR	1,924	9,697
Magic Software Enterprises Ltd.	3,626	24,439
Majesco Entertainment Co. (a)	668	795
Manhattan Associates, Inc. (a)	5,849	291,573
Mentor Graphics Corp.	8,919	209,240
Microsoft Corp.	614,541	26,947,623
MicroStrategy, Inc. Class A (a)	667	118,953
Mitek Systems, Inc. (a)(d)	1,806	5,779
MobileIron, Inc.	5,380	48,043
Monotype Imaging Holdings, Inc.	2,993	95,806
NetScout Systems, Inc. (a)(d)	3,282	132,330
NICE Systems Ltd. sponsored ADR	3,051	178,087
Nuance Communications, Inc. (a)	23,935	342,271
Open Text Corp.	8,997	524,087
Parametric Technology Corp. (a)	8,420	291,795
Park City Group, Inc. (a)(d)	1,745	22,196
Pegasystems, Inc.	5,954	117,830
Perfect World Co. Ltd. sponsored ADR Class B	3,045	57,033
Progress Software Corp. (a)	4,208	115,047
Proofpoint, Inc. (a)(d)	3,149	178,359
QAD, Inc.:
Class A	1,203	25,865
Class B	319	6,134
Qlik Technologies, Inc. (a)	6,856	222,409
Qualys, Inc. (a)	2,757	126,905
RealPage, Inc. (a)	6,094	123,282
Rovi Corp. (a)	6,675	166,074
Sapiens International Corp. NV (a)(d)	4,474	34,450
SeaChange International, Inc. (a)	2,529	19,094
Shanda Games Ltd. sponsored ADR (a)	5,004	28,022
Smith Micro Software, Inc. (a)	2,582	3,847
Splunk, Inc. (a)	9,063	609,487
SS&C Technologies Holdings, Inc.	6,397	388,170
Sungy Mobile Ltd. ADR (a)(d)	726	3,405
Symantec Corp.	51,547	1,296,923
Synchronoss Technologies, Inc. (a)(d)	3,208	141,986
Synopsys, Inc. (a)	11,719	543,879
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(d)	6,359	$ 168,450
Tangoe, Inc. (a)(d)	2,536	31,472
TeleCommunication Systems, Inc. Class A (a)	2,900	9,280
TeleNav, Inc. (a)	3,404	29,002
The9 Ltd. sponsored ADR (a)	1,514	2,513
TigerLogic Corp. (a)	1,897	952
TiVo, Inc. (a)	8,795	98,328
Tubemogul, Inc. (a)(d)	3,045	42,082
Ultimate Software Group, Inc. (a)	2,146	353,328
Varonis Systems, Inc. (d)	1,976	61,039
Vasco Data Security International, Inc. (a)(d)	3,000	76,860
Verint Systems, Inc. (a)	4,644	282,704
Vringo, Inc. (a)	7,174	5,005
Yodlee, inc. (d)	2,655	34,223
Zynga, Inc. (a)	55,655	128,007
		51,171,584
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	437,103	56,150,211
Astro-Med, Inc.	1,093	15,313
Avid Technology, Inc. (a)	3,676	57,640
BlackBerry Ltd. (a)(d)	39,993	432,324
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,291	2,451
Concurrent Computer Corp.	696	4,273
Cray, Inc. (a)(d)	2,879	85,996
Dot Hill Systems Corp. (a)	6,589	26,751
Electronics for Imaging, Inc. (a)	3,725	151,235
Hutchinson Technology, Inc. (a)	2,036	7,065
Immersion Corp. (a)	2,581	21,474
Intevac, Inc. (a)	1,751	12,012
Logitech International SA	12,570	185,785
NetApp, Inc.	23,461	906,768
QLogic Corp. (a)	7,583	113,821
Qumu Corp. (a)	764	11,468
SanDisk Corp.	16,367	1,308,214
Seagate Technology LLC	24,460	1,494,995
Silicon Graphics International Corp. (a)	1,949	17,989
Smart Technologies, Inc. Class A (a)(d)	2,989	3,796
Stratasys Ltd. (a)(d)	3,685	228,691
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Super Micro Computer, Inc. (a)	3,859	$ 155,055
Western Digital Corp.	17,211	1,841,233
		63,234,560
TOTAL INFORMATION TECHNOLOGY		265,162,879
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	2,504	106,620
Balchem Corp.	2,320	136,694
Burcon NutraScience Corp. (a)	2,180	5,755
Codexis, Inc. (a)	5,721	20,195
Gulf Resources, Inc. (a)	2,262	3,755
Hawkins, Inc.	583	22,731
Innophos Holdings, Inc.	1,566	87,900
Innospec, Inc.	1,972	87,103
Marrone Bio Innovations, Inc. (a)(d)	1,773	6,206
Metabolix, Inc. (a)(d)	1,973	1,282
Methanex Corp.	7,251	394,365
Penford Corp. (a)	910	17,135
Rentech, Inc. (a)	17,056	23,367
Senomyx, Inc. (a)(d)	2,901	15,433
Sigma Aldrich Corp.	9,107	1,257,312
		2,185,853
Construction Materials - 0.0%
Caesarstone Sdot-Yam Ltd. (d)	2,559	167,384
U.S. Concrete, Inc. (a)(d)	1,396	42,578
United States Lime & Minerals, Inc.	262	17,685
		227,647
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	580	29,383
Silgan Holdings, Inc.	4,572	262,479
UFP Technologies, Inc. (a)	930	21,539
		313,401
Metals & Mining - 0.3%
Century Aluminum Co. (a)	6,700	127,099
China Gerui Adv Mat Group Ltd. (a)	301	244
China Natural Resources, Inc. (a)	1,572	3,175
Globe Specialty Metals, Inc.	5,321	88,595
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Handy & Harman Ltd. (a)	794	$ 33,292
Haynes International, Inc.	841	33,960
Horsehead Holding Corp. (a)(d)	4,157	53,376
Kaiser Aluminum Corp.	1,431	108,112
Olympic Steel, Inc.	928	14,004
Pan American Silver Corp.	11,574	111,978
Randgold Resources Ltd. sponsored ADR	3,770	298,546
Royal Gold, Inc.	4,794	345,647
Schnitzer Steel Industries, Inc. Class A	1,893	29,720
Silver Standard Resources, Inc. (a)	6,410	33,717
Steel Dynamics, Inc.	18,487	336,833
Sutor Technology Group Ltd. (a)	3,811	3,201
Universal Stainless & Alloy Products, Inc. (a)	503	11,378
		1,632,877
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	4,361	62,231
Pope Resources, Inc. LP	213	13,387
		75,618
TOTAL MATERIALS		4,435,396
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)	6,325	46,868
Alaska Communication Systems Group, Inc. (a)	3,956	6,646
Atlantic Tele-Network, Inc.	1,164	80,118
B Communications Ltd. (a)	2,032	29,952
Cogent Communications Group, Inc.	3,422	125,656
Consolidated Communications Holdings, Inc.	3,899	82,971
FairPoint Communications, Inc. (a)	1,806	30,539
Frontier Communications Corp.	75,400	601,692
General Communications, Inc. Class A (a)	2,843	39,432
Hawaiian Telcom Holdco, Inc. (a)	672	17,472
inContact, Inc. (a)	4,849	56,782
Inteliquent, Inc.	2,496	36,816
Internet Gold Golden Lines Ltd. (a)	1,392	5,819
Iridium Communications, Inc. (a)(d)	8,512	81,545
Lumos Networks Corp.	1,745	30,049
magicJack VocalTec Ltd. (a)(d)	1,343	10,368
ORBCOMM, Inc. (a)	5,226	29,788
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Towerstream Corp. (a)(d)	3,057	$ 6,909
Windstream Holdings, Inc. (d)	44,359	349,993
		1,669,415
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series A sponsored ADR	1,138	24,387
Boingo Wireless, Inc. (a)	2,407	17,523
Leap Wireless International, Inc. rights (a)	4,142	10,438
NTELOS Holdings Corp.	1,745	7,887
Partner Communications Co. Ltd. ADR (a)	1,108	4,255
SBA Communications Corp. Class A (a)	9,688	1,208,190
Shenandoah Telecommunications Co.	1,717	49,948
Spok Holdings, Inc.	1,740	32,347
VimpelCom Ltd. sponsored ADR	135,699	743,631
Vodafone Group PLC sponsored ADR	32,382	1,119,122
		3,217,728
TOTAL TELECOMMUNICATION SERVICES		4,887,143
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	2,686	115,740
Otter Tail Corp.	2,756	90,176
		205,916
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	931	18,564
Independent Power and Renewable Electricity Producers - 0.1%
Abengoa Yield PLC (d)	6,072	199,101
Pattern Energy Group, Inc.	5,169	143,802
Terraform Power, Inc.	2,568	89,187
		432,090
Water Utilities - 0.0%
Artesian Resources Corp. Class A	725	15,747
Cadiz, Inc. (a)(d)	2,271	26,117
Connecticut Water Service, Inc.	899	33,353
Consolidated Water Co., Inc.	1,363	15,238
Middlesex Water Co.	769	17,887
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Pure Cycle Corp. (a)(d)	2,813	$ 12,968
York Water Co.	818	19,362
		140,672
TOTAL UTILITIES		797,242
TOTAL COMMON STOCKS (Cost $444,823,576)		564,431,551
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.13% (b)	358,270	358,270
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	48,447,688	48,447,688
TOTAL MONEY MARKET FUNDS (Cost $48,805,958)		48,805,958
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $493,629,534)		613,237,509
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(47,568,803)
NET ASSETS - 100%		$ 565,668,706
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 190
Fidelity Securities Lending Cash Central Fund	104,991
Total	$ 105,181
Other Information

The following is a summary of the inputs used, as of February 28, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,319,774	$ 100,319,774	$ -	$ -
Consumer Staples	28,260,372	28,260,372	-	-
Energy	4,449,914	4,449,914	-	-
Financials	35,536,326	35,536,326	-	-
Health Care	95,702,708	94,082,177	1,614,673	5,858
Industrials	24,879,797	24,879,797	-	-
Information Technology	265,162,879	265,162,879	-	-
Materials	4,435,396	4,435,396	-	-
Telecommunication Services	4,887,143	4,876,705	-	10,438
Utilities	797,242	797,242	-	-
Money Market Funds	48,805,958	48,805,958	-	-
Total Investments in Securities:	$ 613,237,509	$ 611,606,540	$ 1,614,673	$ 16,296
Income Tax Information

At February 28, 2015, the cost of investment securities for income tax purposes was $494,339,606. Net unrealized appreciation aggregated $118,897,903, of which $140,251,919 related to appreciated investment securities and $21,354,016 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 29, 2015